                                                               File No. 2-89328
                                                               File No. 811-3957
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]
     Post-Effective Amendment No.  23                                        [X]
                                 ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [_]
     Post-Effective Amendment No.  22                                        [X]
                                 ------

                        (Check appropriate box or boxes)

                      VARIFLEX SEPARATE ACCOUNT (VARIFLEX)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

                700 SW Harrison Street, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 431-3000

                                                         Copies to:

Amy J. Lee, Associate General Counsel                    Jeffrey S. Puretz, Esq.
Security Benefit Group, Inc.                             Dechert, Price & Rhoads
700 SW Harrison Street                                   1775 Eye Street N.W.
Topeka, KS 66636-0001                                    Washington, DC 20005
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  May 1, 2000

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2000, pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on May 1, 2000, pursuant to paragraph (a)(1) of Rule 485
[_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[_] on May 1, 2000, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual and group flexible premium deferred variable annuity contracts.

                            VARIFLEX VARIABLE ANNUITY

                ISSUED BY:                           MAILING ADDRESS:
SECURITY BENEFIT LIFE INSURANCE COMPANY  SECURITY BENEFIT LIFE INSURANCE COMPANY
700 SW HARRISON STREET                   P.O. BOX 750497
TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
1-800-888-2461
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   This Prospectus describes the Variflex Variable Annuity--a flexible purchase payment deferred variable annuity contract or single purchase payment immediate variable annuity contract (the "Contract") offered by Security Benefit Life
Insurance Company ("Security Benefit"). The Contract is available for individuals and groups as a non-tax qualified retirement plan. The Contract is also available for individuals and groups in connection with a retirement plan qualified under Section 401, 403(a), 403(b), 408, 408A or 457 of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

   You may allocate your purchase payments to one or more of the Subaccounts that comprise a separate account of Security Benefit called Variflex, or to the Fixed Account. Each Subaccount invests in a corresponding Series of SBL Fund. The Subaccounts currently available under the Contract are:


*  Equity (formerly Growth)             *  Capital Growth
*  Large Cap Value                      *  Global Total Return
   (formerly Growth-Income)             *  Managed Asset Allocation
*  Money Market                         *  Equity Income
*  Global (formerly Worldwide Equity)   *  High Yield
*  Diversified Income                   *  Small Cap Value
   (formerly High Grade Income          *  Social Awareness
*  Large Cap Growth                     *  Technology
*  Enhanced Index                       *  Mid Cap Value (formerly Value)
*  International                        *  Main Street Growth and Income(R)
*  Mid Cap Growth (formerly Mid Cap)    *  Small Cap Growth (formerly Small Cap)
*  Global Strategic Income              *  Select 25

   The Capital Growth, Enhanced Index, International, High Yield, Main Street Growth and Income(R), Mid Cap Value, Select 25, Small Cap Growth, Small Cap Value and Technology Subaccounts generally are not available to certain types of the Contract, including Contracts issued for use with pension and profit sharing plans, deferred compensation plans, SIMPLE IRA and 401(k) plans, Roth IRAs, simplified employee pension plans and employer sponsored annuity purchase plans. The Subaccounts will be available to all Contracts upon their conversion to Security Benefit's new administration system. If you have questions about which Subaccounts are available to you, please contact Security Benefit at the number below.


   Amounts allocated to the Fixed Account will accrue interest at rates that are paid by Security Benefit as described in "The Fixed Account," page 27. Contract Value in the Fixed Account is guaranteed by Security Benefit.

   Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options," page 26.

   You may return a Contract according to the terms of its Free-Look Right. See "Free-Look Right," page 21.


   This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2000, which has been filed with the Securities and Exchange Commission contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing Security Benefit at 700 SW Harrison Street, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 41 of this Prospectus.


   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.

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   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUS FOR SBL FUND. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

   THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.


DATE:  MAY 1, 2000

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                               TABLE OF CONTENTS

                                                                            Page

DEFINITIONS...............................................................    4

SUMMARY...................................................................    5
   PURPOSE OF THE CONTRACT................................................    5
   THE SEPARATE ACCOUNT AND THE SBL FUND..................................    5
   FIXED ACCOUNT..........................................................    5
   PURCHASE PAYMENTS......................................................    5
   CONTRACT BENEFITS......................................................    5
   FREE-LOOK RIGHT........................................................    5
   CHARGES AND DEDUCTIONS.................................................    6
     Contingent Deferred Sales Charge.....................................    6
     Mortality and Expense Risk Charge....................................    6
     Administration Charge................................................    6
     Premium Tax Charge...................................................    6
     Other Expenses.......................................................    6
   CONTACTING SECURITY BENEFIT............................................    6

EXPENSE TABLE.............................................................    6
   CONTRACTUAL EXPENSES...................................................    7
   ANNUAL SEPARATE ACCOUNT EXPENSES.......................................    7
   ANNUAL MUTUAL FUND EXPENSES............................................    7
   EXAMPLES...............................................................    7

CONDENSED FINANCIAL INFORMATION...........................................   10


INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND SBL FUND....   14
   SECURITY BENEFIT LIFE INSURANCE COMPANY................................   14
   PUBLISHED RATINGS......................................................   14
   SEPARATE ACCOUNT.......................................................   14
   SBL FUND...............................................................   14
     Series A (Equity Series).............................................   15
     Series B (Large Cap Value Series)....................................   15
     Series C (Money Market Series).......................................   15
     Series D (Global Series).............................................   15
     Series E (Diversified Income Series).................................   15
     Series G (Large Cap Growth Series)...................................   15
     Series H (Enhanced Index Series).....................................   15
     Series I (International Series)......................................   15
     Series J (Mid Cap Growth Series).....................................   15
     Series K (Global Strategic Income Series)............................   15
     Series L (Capital Growth Series).....................................   16
     Series M (Global Total Return Series)................................   16
     Series N (Managed Asset Allocation Series)...........................   16
     Series O (Equity Income Series)......................................   16
     Series P (High Yield Series).........................................   16
     Series Q (Small Cap Value Series)....................................   16
     Series S (Social Awareness Series)...................................   16
     Series T (Technology Series).........................................   16
     Series V (Mid Cap Value Series)......................................   16
     Series W (Main Street Growth and Income(R) Series)...................   16
     Series X (Small Cap Growth Series)...................................   16
     Series Y (Select 25 Series)..........................................   16


   THE INVESTMENT ADVISER.................................................   16

THE CONTRACT..............................................................   17
   GENERAL................................................................   17
   TYPES OF VARIFLEX CONTRACTS............................................   17
     Single Purchase Payment Immediate Annuity............................   17
     Flexible Purchase Payment Deferred Annuity...........................   17
     Group Flexible Purchase Payment Deferred Annuity.....................   17
   APPLICATION FOR A CONTRACT.............................................   17
   PURCHASE PAYMENTS......................................................   17
   ALLOCATION OF PURCHASE PAYMENTS........................................   18
   DOLLAR COST AVERAGING OPTION...........................................   18
   ASSET REALLOCATION OPTION..............................................   19
   TRANSFERS OF CONTRACT VALUE............................................   19
   CONTRACT VALUE.........................................................   19
   DETERMINATION OF CONTRACT VALUE........................................   20
   FULL AND PARTIAL WITHDRAWALS...........................................   20
   SYSTEMATIC WITHDRAWALS.................................................   21
   FREE-LOOK RIGHT........................................................   21
   DEATH BENEFIT..........................................................   22
     Death Benefit for Certain Florida Residents..........................   22
     Death Benefit for Group Unallocated Contracts........................   22
   DISTRIBUTION REQUIREMENTS..............................................   23
   DEATH OF THE ANNUITANT.................................................   23

CHARGES AND DEDUCTIONS....................................................   23
   CONTINGENT DEFERRED SALES CHARGE.......................................   23
   WAIVER OF WITHDRAWAL CHARGE............................................   24
   MORTALITY AND EXPENSE RISK CHARGE......................................   24
   ADMINISTRATION CHARGE..................................................   24
   PREMIUM TAX CHARGE.....................................................   25
   OTHER CHARGES..........................................................   25
   VARIATIONS IN CHARGES..................................................   25
   GUARANTEE OF CERTAIN CHARGES...........................................   25
   SBL FUND EXPENSES......................................................   25

ANNUITY PERIOD............................................................   25
   GENERAL................................................................   25
   ANNUITY OPTIONS........................................................   26
     Option 1--Life Income................................................   26
     Option 2--Life Income with Guaranteed Payment of
        5, 10, 15 or 20 Years.............................................   26
     Option 3--Life with Installment Refund Option........................   26
     Option 4--Joint and Last Survivor....................................   27
     Option 5--Payments for a Specified Period............................   27
     Option 6--Payments of a Specified Amount.............................   27
     Option 7--Deposit Option.............................................   27
     Option 8--Age Recalculation..........................................   27
     Option 9--Period Certain.............................................   27
     Option 10--Joint and Contingent Survivor Option......................   27
     Value of Variable Annuity Payments: Assumed Interest Rate............   27
   SELECTION OF AN OPTION.................................................   27

THE FIXED ACCOUNT.........................................................   27
   INTEREST...............................................................   28
   DEATH BENEFIT..........................................................   28
   CONTRACT CHARGES.......................................................   28
   TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT.......................   28
   PAYMENTS FROM THE FIXED ACCOUNT........................................   29

MORE ABOUT THE CONTRACT...................................................   29
   OWNERSHIP..............................................................   29
     Joint Owners.........................................................   29
   DESIGNATION AND CHANGE OF BENEFICIARY..................................   29
   DIVIDENDS..............................................................   29
   PAYMENTS FROM THE SEPARATE ACCOUNT.....................................   29
   PROOF OF AGE AND SURVIVAL..............................................   30
   MISSTATEMENTS..........................................................   30
   LOANS..................................................................   30
   RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS.......................   31
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM...............   31

FEDERAL TAX MATTERS.......................................................   31
   INTRODUCTION...........................................................   31
   TAX STATUS OF SECURITY BENEFIT AND THE SEPARATE ACCOUNT................   32
     General..............................................................   32
     Charge for Security Benefit Taxes....................................   32
     Diversification Standards............................................   32
   INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS...........   33
     Surrenders or Withdrawals Prior to the Annuity Commencement Date.....   33
     Surrenders or Withdrawals on or after Annuity Commencement Date......   33
     Penalty Tax on Certain Surrenders and Withdrawals....................   33
   ADDITIONAL CONSIDERATIONS..............................................   33
     Distribution-at-Death Rules..........................................   33
     Gift of Annuity Contracts............................................   34
     Contracts Owned by Non-Natural Persons...............................   34
     Multiple Contract Rule...............................................   34
     Possible Tax Changes.................................................   34
     Transfers, Assignments or Exchanges of a Contract....................   34
   QUALIFIED PLANS........................................................   34
     Section 401..........................................................   35
     Section 403(b).......................................................   36
     Section 408 and 408A.................................................   36
     Simple Individual Retirement Annuities...............................   36
     Roth IRAs............................................................   37
     Section 457..........................................................   37
     Rollovers............................................................   37
     Tax Penalties........................................................   38
     Withholding..........................................................   38

OTHER INFORMATION.........................................................   38
   VOTING OF SBL FUND SHARES..............................................   38
   SUBSTITUTION OF INVESTMENTS............................................   39
   CHANGES TO COMPLY WITH LAW AND AMENDMENTS..............................   39
   REPORTS TO OWNERS......................................................   39
   TELEPHONE TRANSFER PRIVILEGES..........................................   39
   LEGAL PROCEEDINGS......................................................   40
   LEGAL MATTERS..........................................................   40

PERFORMANCE INFORMATION...................................................   40

ADDITIONAL INFORMATION....................................................   41
   REGISTRATION STATEMENT.................................................   41
   FINANCIAL STATEMENTS...................................................   41

STATEMENT OF ADDITIONAL INFORMATION.......................................   41

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement
APPENDIX C - Simple IRA Disclosure Statement

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YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
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DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:

   ACCUMULATION PERIOD -- The period commencing on the Contract Date and ending on the Annuity Commencement Date or, if earlier, when you terminate the Contract, either through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ANNUITANT -- The person that you designate to receive annuity payments. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

   ANNUITY -- A series of periodic income payments made by Security Benefit to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.

   ANNUITY COMMENCEMENT DATE -- The date when annuity payments are to begin.

   ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

   ANNUITY PERIOD -- The period beginning on the Annuity Commencement Date during which annuity payments are made.

   CONTRACT -- Your individual Contract issued to you by Security Benefit or your certificate under a Group Contract.

   CONTRACT DATE -- The date shown as the Contract Date in a Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

   CONTRACT DEBT -- The unpaid loan balance including loan interest.

   CONTRACTOWNER OR OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. The term "Contractowner" or "Owner" is used in this Prospectus to refer to the Owner of an individual Contract or Participant under a Group Contract.

   CONTRACT VALUE -- The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   DESIGNATED BENEFICIARY -- The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Owner or the Joint
Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate. If you purchased your Contract prior to January 4, 1999, the Designated Beneficiary is the Primary Beneficiary; the Secondary Beneficiary; or if none of the above are alive, the Annuitant's estate.

   FIXED ACCOUNT -- An account that is part of Security Benefit's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than 3 percent) declared periodically by Security Benefit.

   GENERAL ACCOUNT -- All assets of Security Benefit other than those allocated to the Separate Account or to any other separate account of Security Benefit.

   GROUP CONTRACT -- A Contract issued to a group in connection with a Qualified Plan or a non-tax qualified retirement plan.

   HOME OFFICE -- The Annuity Administration Department of Security Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

   HOSPITAL -- An institution that is licensed as such by the Joint Commission of Accreditation of Hospitals, or any lawfully operated institution that provides in-patient treatment of sick and injured persons through medical, diagnostic and surgical facilities directed by physicians and 24 hour nursing services.

   PARTICIPANT -- A Participant under a Qualified Plan, a Group Contract or both.

   PURCHASE PAYMENT -- An amount paid to Security Benefit as consideration for the Contract.

   QUALIFIED SKILLED NURSING FACILITY -- A facility licensed by the state to provide on a daily basis convalescent or chronic care for in-patients who, by reason of infirmity or illness, are not able to care for themselves.


   SBL FUND -- An open-end management investment company commonly referred to as a mutual fund.


   SEPARATE ACCOUNT -- Variflex, a separate account of Security Benefit that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Series of SBL Fund.


   SUBACCOUNT -- A division of the Separate Account of Security Benefit which invests in a corresponding series of SBL Fund. Currently, twenty-two Subaccounts are available under the Contract.


   VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

   VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

   VARIFLEX CONTRACT-401(K) AND 408(K) -- A version of the Contract offered prior to May 1, 1990, to plans qualified under Section 401(k) or 408(k)(6) of the Internal Revenue Code. The differences between this Contract and the currently offered versions of the Contract qualifying under Section 401(k) and 408(k)(6) of the code are noted where appropriate.

   WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charge, a pro rata administration charge, and any uncollected premium taxes.

SUMMARY

   This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of
Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account," page 27 and in the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract or single purchase payment immediate variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.


   You may purchase the Contract as a non-tax qualified retirement plan for an individual or group ("Non-Qualified Plan"). You may also purchase the Contract, on a group or individual basis, in connection with a retirement plan qualified under Section 401, 403(a), 403(b), 408, 408A, or 457 of the Internal Revenue Code of 1986, as amended. These plans are sometimes referred to in this Prospectus as "Qualified Plans."

THE SEPARATE ACCOUNT AND SBL FUND -- The Separate Account is currently divided into twenty-two accounts referred to as Subaccounts. See "Separate Account," page 14. Each Subaccount invests exclusively in shares of a corresponding Series of SBL Fund. The Series of SBL Fund, each of which has a different investment objective or objectives, are as follows: Equity Series, Large Cap Value Series, Money Market Series, Global Series, Diversified Income Series, Large Cap Growth Series, Enhanced Index Series, International Series, Mid Cap Growth Series, Global Strategic Income Series, Capital Growth Series, Global Total Return Series, Managed Asset Allocation Series, Equity Income Series, High Yield Series, Small Cap Value Series, Social Awareness Series, Technology Series, Mid Cap Value Series, Main Street Growth and Income(R) Series, Small Cap Growth Series and Select 25 Series. See "SBL Fund," page 14.


   You may allocate all or part of your purchase payments to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Series of SBL Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your purchase payments to the Fixed Account, which is part of Security Benefit's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of Security Benefit and are guaranteed to be at least an effective annual rate of 3 percent (or higher for certain Contracts issued prior to January 4, 1999). See "The Fixed Account," page 27.

PURCHASE PAYMENTS -- The minimum initial purchase payment is $500 for a Contract funding a Non-Qualified Plan or Group Unallocated Contract, $25 for a Contract funding a Qualified Plan and $2,500 for a single purchase payment immediate annuity. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $25. Subsequent purchase payments are not permitted for a single purchase payment immediate annuity. See "Purchase Payments," page 17.

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract," page 17 and "The Fixed Account," page 27.

   At any time before the Annuity Commencement Date, you may surrender a Contract for its Withdrawal Value, and you may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account," page 27. See "Full and Partial Withdrawals," page 20 and "Federal Tax Matters," page 31 for more information about withdrawals, including the 10 percent penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

   The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Commencement Date. See "Death Benefit," page 22 for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. Security Benefit guarantees annuity payments under the fixed Annuity Options. See "Annuity Period," page 25.

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, Security Benefit will refund to you purchase payments allocated to the Fixed Account plus the Contract Value in the Subaccounts plus any charges deducted from Contract Value in the Subaccounts. Security Benefit will refund purchase payments allocated to the Subaccounts rather than the Contract Value in those states and circumstances where it is required to do so.

CHARGES AND DEDUCTIONS -- Security Benefit does not deduct sales load from purchase payments before allocating them to Contract Value. Certain charges will be deducted in connection with the Contract as described below.

   CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, Security Benefit may deduct a contingent deferred sales charge (which may also be referred to as a withdrawal charge). The amount of the withdrawal charge depends on the Contract Year in which the withdrawal is made. We will waive the withdrawal charge on the first withdrawal in any Contract Year after the first Contract Year, to the extent that your withdrawal does not exceed the free withdrawal amount. The free withdrawal amount in any Contract Year is 10 percent of Contract Value as of the date of the first withdrawal in that Contract Year. You forfeit any free withdrawal amount not used on the first withdrawal in a Contract Year. The withdrawal charge does not apply to withdrawals of earnings. The amount of the charge will depend on the Contract Year in which the withdrawal is made, according to the following schedule:

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                              WITHDRAWAL CHARGE
                    ---------------------------------------
 CONTRACT YEAR          THE                VARIFLEX
                     CONTRACT         CONTRACT-401(K) AND
                                            408(K)
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       1                8%                    8%
       2                7%                    8%
       3                6%                    8%
       4                5%                    8%
       5                4%                    7%
       6                3%                    6%
       7                2%                    5%
       8                1%                    4%
  9 and later           0%                    0%
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   The amount of the withdrawal charge assessed against your Contract will never exceed 8 percent of purchase payments paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds;
(2) certain systematic withdrawals; or (3) annuity options that provide for payments for life, or a period of at least seven years (five years for Contracts issued prior to January 4, 1999). Subject to insurance department approval, Security Benefit will also waive the withdrawal charge on a full or partial withdrawal if the Owner has been confined to a Hospital or Qualified Skilled Nursing Facility for 90 consecutive days or more. See "Contingent Deferred Sales Charge," page 23.


   MORTALITY AND EXPENSE RISK CHARGE. Security Benefit deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 1.2 percent of each Subaccount's average daily net assets. See "Mortality and Expense Risk Charge," page 24.

   ADMINISTRATION CHARGE. Security Benefit will deduct from your Contract Value an administration charge of $30 at each calendar year end. The administration charge for the Variflex Contract - 401(k) and 408(k) is the lesser of $30 or 2 percent of Contract Value as of the calendar year end. Security Benefit does not assess the administration charge against Contract Value which has been applied under Annuity Options 1 through 4, 9 and 10. See "Administration Charge," page 24.

   PREMIUM TAX CHARGE. Security Benefit assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to your Contract. This charge will usually be deducted on the Annuity Commencement Date or upon full withdrawal if a premium tax was incurred by Security Benefit and is not refundable. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by Security Benefit and is not refundable. Security Benefit reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0 percent to 3.5 percent. See "Premium Tax Charge," page 25.

   OTHER EXPENSES. Security Benefit pays the operating expenses of the Separate Account. Investment advisory fees and operating expenses of SBL Fund are paid by the Fund and are reflected in the net asset value of the Fund shares. For a description of these charges and expenses, see the prospectus for SBL Fund.

CONTACTING SECURITY BENEFIT -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to Security Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 431-3112 or 1-800-888-2461, extension 3112.

EXPENSE TABLE

   The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly if you allocate Contract Value to the Subaccounts. The table reflects any contractual charges, expenses of the Separate Account, and charges and expenses of SBL Fund. The table does not reflect premium taxes that may be imposed by various jurisdictions. See "Premium Tax Charge," page 25. The information contained in the table is not generally applicable to amounts allocated to the Fixed Account.

   For a complete description of a Contract's costs and expenses, see "Charges and Deductions," page 23. For a more complete description of SBL Fund's costs and expenses, see the SBL Fund prospectus, which accompanies this Prospectus.

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CONTRACTUAL EXPENSES
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Sales Load on Purchase Payments                                                                                         None
Contingent Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)                 8%1
Transfer Fee (per transfer)                                                                                             None
Annual Administration Charge                                                                                            $302
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ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of each Subaccount's average daily net assets)
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Annual Mortality and Expense Risk Charge                                                                                1.20%
Total Separate Account Annual Expenses                                                                                  1.20%
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ANNUAL SBL FUND EXPENSES (as a percentage of each Series' average daily net assets)
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                                                                               ESTIMATED                          TOTAL SBL
                                                                            BROKERAGE PLAN                      FUND EXPENSES
                                                              ADVISORY       DISTRIBUTION         OTHER        (AFTER EXPENSE
                                                                FEE (3)      (12B-1) FEES(4)     EXPENSES(5)   REIMBURSEMENTS)(6)
Equity (Series A) .........................................     0.75%           0.01%              0.06%            0.82%
Large Cap Value (Series B) ................................     0.75%           0.02%              0.07%            0.84%
Money Market (Series C) ...................................     0.50%           0.00%              0.07%            0.57%
Global (Series D) .........................................     1.00%           0.00%              0.21%            1.21%
Diversified Income (Series E) .............................     0.75%           0.00%              0.07%            0.82%
Large Cap Growth (Series G) ...............................     1.00%           0.00%              0.36%            1.36%
Enhanced Index (Series H) .................................     0.75%           0.00%              0.29%            1.04%
International (Series I) ..................................     1.10%           0.00%              1.15%            2.25%
Mid Cap Growth (Series J) .................................     0.75%           0.01%              0.07%            0.83%
Global Strategic Income (Series K) ........................     0.75%           0.00%              0.87%            1.62%
Capital Growth (Series L) .................................     1.00%           0.00%              0.36%            1.36%
Global Total Return (Series M) ............................     1.00%           0.00%              0.36%            1.36%
Managed Asset Allocation (Series N) .......................     1.00%           0.00%              0.17%            1.17%
Equity Income (Series O) ..................................     1.00%           0.00%              0.09%            1.09%
High Yield (Series P) .....................................     0.75%           0.00%              0.11%            0.86%
Small Cap Value (Series Q) ................................     1.00%           0.00%              0.36%            1.36%
Social Awareness (Series S) ...............................     0.75%           0.01%              0.07%            0.83%
Technology (Series T) .....................................     1.00%           0.00%              0.95%            1.95%
Mid Cap Value (Series V) ..................................     0.75%           0.02%              0.09%            0.86%
Main Street Growth and Income(R)(Series W) ................     1.00%           0.00%              0.22%            1.22%
Small Cap Growth (Series X) ...............................     1.00%           0.00%              0.33%            1.33%
Select 25 (Series Y) ......................................     0.75%           0.01%              0.22%            0.98%
---------------------------------------------------------------------------------------------------------------------------------

1.  The amount of the contingent deferred sales charge is determined by reference to the Contract Year in which the withdrawal is made.  Withdrawals in the first Contract Year are subject to a charge of 8 percent  declining to 0 percent in Contract Year 9 and later.  The contingent  deferred sales charge  schedule for the Variflex  Contract - 401(k) and 408(k) is different.  See
    "Full and Partial Withdrawals," page 20 and "Contingent Deferred Sales Charge," page 23 for more information.

2.  The annual  administration  charge for the Variflex Contract - 401(k) and 408(k) is the lesser of $30 or 2% of Contract Value as of the calendar year end.

3.  During the fiscal year ended December 31, 1999, the Investment Adviser waived the advisory fees of Series P and Series X. The
    Investment Adviser ceased waiving the advisory fee of Series X effective December 1, 1999. There can be no assurance that the
    Investment  Adviser will continue to waive Series P's advisory fee. Expense  information for Series P and X has been restated
    to reflect the fees that would have been applicable had there been no fee waiver.

4.  Amounts  included as  distribution  expenses  under this  caption are  estimates  of the amounts to be received by the Fund's distributor  under the Brokerage Plan in the current fiscal year in connection  with the purchase and sale of securities held by the Fund.

5.  "Other Expenses" for Series G, Series H, Series I, Series L, Series Q, Series T, Series W and Series Y are based on estimated amounts for the current fiscal year.

6.  Total  expenses  for Series I reflect  fee waivers  and/or  reimbursement  of  expenses.  In the  absence of such  waivers or reimbursements, Series I's actual expenses would have been 4.2%.

---------------------------------------------------------------------------------------------------------------------------------



EXAMPLES -- The following examples show the expenses that you would pay at the end of one, three, five or ten years (except for the Large Cap Growth, Enhanced Index, International, Capital Growth, Small Cap Value, Technology, Main Street Growth and Income(R), and Select 25 Subaccounts which show expenses for only the one and three year periods). The information presented applies if, at the end of those time periods, the Contract is (1) surrendered, or (2) annuitized or otherwise not surrendered. The examples show expenses based upon an allocation of $1,000 to each of the Subaccounts and a hypothetical return of 5 percent.


   YOU SHOULD NOT CONSIDER THE EXAMPLES BELOW A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE 5 PERCENT RETURN ASSUMED IN THE EXAMPLES IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ACTUAL RETURNS, WHICH MAY BE GREATER OR LESSER THAN THE ASSUMED AMOUNT.

   Example -- You would pay the expenses shown below assuming full withdrawal of your Contract at the end of the applicable time period:


--------------------------------------------------------------------------------
                                                     1       3       5      10
                                                    YEAR   YEARS   YEARS   YEARS
--------------------------------------------------------------------------------
Equity Subaccount ...............................   $102   $126    $155    $247
Large Cap Value Subaccount ......................    102    127     156     249
Money Market Subaccount .........................    100    119     142     221
Global Subaccount ...............................    106    137     175     286
Diversified Income Subaccount ...................    102    126     155     247
Large Cap Growth Subaccount .....................    107    141     ---     ---
Enhanced Index Subaccount .......................    104    132     ---     ---
International Subaccount ........................    116    166     ---     ---
Mid Cap Growth Subaccount .......................    102    126     156     248
Global Strategic Income Subaccount ..............    110    149     195     326
Capital Growth Subaccount .......................    107    141     ---     ---
Global Total Return Subaccount ..................    107    141     182     301
Managed Asset Allocation Subaccount .............    105    136     173     283
Equity Income Subaccount ........................    104    134     169     274
High Yield Subaccount ...........................    102    127     157     251
Small Cap Value Subaccount ......................    107    141     ---     ---
Social Awareness Subaccount .....................    102    126     156     248
Technology Subaccount ...........................    113    158     ---     ---
Mid Cap Value Subaccount ........................    102    127     157     251
Main Street Growth and Income(R) Subaccount .....    106    137     ---     ---
Small Cap Growth Subaccount .....................    107    141     181     298
Select 25 Subaccount ............................    103    131     ---     ---
--------------------------------------------------------------------------------


   Example -- You would pay the expenses shown below assuming NO withdrawals from your Contract:


--------------------------------------------------------------------------------
                                                     1       3       5      10
                                                    YEAR   YEARS   YEARS   YEARS
--------------------------------------------------------------------------------
Equity Subaccount ...............................   $22    $ 67    $115    $247
Large Cap Value Subaccount ......................    22      68     116     249
Money Market Subaccount .........................    19      60     102     221
Global Subaccount ...............................    26      79     135     286
Diversified Income Subaccount ...................    22      67     115     247
Large Cap Growth Subaccount .....................    27      84     ---     ---
Enhanced Index Subaccount .......................    24      74     ---     ---
International Subaccount ........................    36     110     ---     ---
Mid Cap Growth Subaccount .......................    22      68     116     248
Global Strategic Income Subaccount ..............    30      91     155     326
Capital Growth Subaccount .......................    27      84     ---     ---
Global Total Return Subaccount ..................    27      84     142     301
Managed Asset Allocation Subaccount .............    25      78     133     283
Equity Income Subaccount ........................    24      75     129     274
High Yield Subaccount ...........................    22      69     117     251
Small Cap Value Subaccount ......................    27      84     ---     ---
Social Awareness Subaccount .....................    22      68     116     248
Technology Subaccount ...........................    33     101     ---     ---
Mid Cap Value Subaccount ........................    22      69     117     251
Main Street Growth and Income(R) Subaccount .....    26      79     ---     ---
Small Cap Growth Subaccount .....................    27      83     141     298
Select 25 Subaccount ............................    23      72     ---     ---
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  Examples for the Variflex Contract-401(k) and 408(k) are set forth on the following page.
--------------------------------------------------------------------------------
Example - You would pay the expenses shown below assuming full withdrawal of your Variflex Contract - 401(k) and 408(k) at the end of the applicable time period:


--------------------------------------------------------------------------------
                                                     1       3       5      10
                                                    YEAR   YEARS   YEARS   YEARS
--------------------------------------------------------------------------------
Equity Subaccount ...............................   $102   $146    $185    $247
Large Cap Value Subaccount ......................    102    146     186     249
Money Market Subaccount .........................     99    139     172     221
Global Subaccount ...............................    105    157     205     286
Diversified Income Subaccount ...................    102    146     185     247
Large Cap Growth Subaccount .....................    107    161     ---     ---
Enhanced Index Subaccount .......................    104    152     ---     ---
International Subaccount ........................    116    185     ---     ---
Mid Cap Growth Subaccount .......................    102    146     186     248
Global Strategic Income Subaccount ..............    110    168     225     327
Capital Growth Subaccount .......................    107    161     ---     ---
Global Total Return Subaccount ..................    107    161     212     301
Managed Asset Allocation Subaccount .............    105    155     203     283
Equity Income Subaccount ........................    105    153     199     274
High Yield Subaccount ...........................    102    147     187     251
Small Cap Value Subaccount ......................    107    161     ---     ---
Social Awareness Subaccount .....................    102    146     186     248
Technology Subaccount ...........................    113    177     ---     ---
Mid Cap Value Subaccount ........................    102    147     187     251
Main Street Growth and Income(R) Subaccount .....    106    157     ---     ---
Small Cap Growth Subaccount .....................    107    160     211     298
Select 25 Subaccount ............................    103    150     ---     ---
--------------------------------------------------------------------------------


Example -- You would pay the expenses shown below assuming No withdrawals from your Variflex Contract - 401(k) and 408(k):


--------------------------------------------------------------------------------
                                                     1       3       5      10
                                                    YEAR   YEARS   YEARS   YEARS
--------------------------------------------------------------------------------
Equity Subaccount ...............................   $22     $67    $115    $247
Large Cap Value Subaccount ......................    22      68     116     249
Money Market Subaccount .........................    19      60     102     221
Global Subaccount ...............................    26      79     135     286
Diversified Income Subaccount ...................    22      67     115     247
Large Cap Growth Subaccount .....................    27      84     ---     ---
Enhanced Index Subaccount .......................    24      74     ---     ---
International Subaccount ........................    36     110     ---     ---
Mid Cap Growth Subaccount .......................    22      68     116     248
Global Strategic Income Subaccount ..............    30      91     155     326
Capital Growth Subaccount .......................    27      84     ---     ---
Global Total Return Subaccount ..................    27      84     142     301
Managed Asset Allocation Subaccount .............    25      78     133     283
Equity Income Subaccount ........................    24      75     129     274
High Yield Subaccount ...........................    22      69     117     251
Small Cap Value Subaccount ......................    27      84     ---     ---
Social Awareness Subaccount .....................    22      68     116     248
Technology Subaccount ...........................    33     101     ---     ---
Mid Cap Value Subaccount ........................    22      69     117     251
Main Street Growth and Income(R) Subaccount .....    26      79     ---     ---
Small Cap Growth Subaccount .....................    27      83     141     298
Select 25 Subaccount ............................    23      72     ---     ---
--------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


The following condensed financial information presents accumulation unit values for each of the years in the ten-year period ended December 31, 1999, as well as ending accumulation units outstanding for Qualified and Non-Qualified Contracts under the Subaccounts.



-----------------------------------------------------------------------------------------------------------------------------------
QUALIFIED CONTRACTS    1999(f)      1998       1997       1996     1995(d)(e)   1994       1993      1992(c)   1991(a)(b)    1990
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $72.11     $58.19     $45.76     $37.75     $27.94     $28.75     $25.59     $23.30     $17.33     $19.45
   End of period        $77.04     $72.11     $58.19     $45.76     $37.75     $27.94     $28.75     $25.59     $23.30     $17.33
Accumulation units
   outstanding at
      the end
     of period      12,075,377 11,996,953 11,293,953 10,310,079  9,203,332  7,723,910  6,900,722  6,640,177  5,420,372  4,616,955
---------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE
 SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $61.86     $58.22     $46.58     $39.88     $31.03     $32.37     $29.89     $28.47     $20.92     $22.16
   End of period        $62.24     $61.86     $58.22     $46.58     $39.88     $31.03     $32.37     $29.89     $28.47     $20.92
Accumulation units
   outstanding at
      the end
     of period      12,276,284 14,055,295  15,086,54 15,264,292 14,963,215 14,312,801  3,236,948 11,381,462  8,753,337  6,449,776
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
 SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $19.71     $18.97     $18.26     $17.59     $16.89     $16.48     $16.26     $15.94     $15.27     $14.33
   End of period        $20.38     $19.71     $18.97     $18.26     $17.59     $16.89     $16.48     $16.26     $15.94     $15.27
Accumulation units
   outstanding at
      the end
     of period       3,379,114  3,068,671  2,479,744  3,252,140  2,989,809  3,578,026  2,680,809  2,373,251  2,161,924  1,913,734
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $18.11     $15.26     $14.51     $12.51     $11.42     $11.25     $ 8.65      $8.99      $8.07      $10.57
   End of period        $27.49     $18.11     $15.26     $14.51     $12.51     $11.42     $11.25      $8.65      $8.99      $ 8.07
Accumulation units
   outstanding at
      the end
     of period      12,753,536 12,848,790 12,804,601 11,881,450 10,236,349  9,361,197  5,863,967  2,070,715    917,833     466,703
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED INCOME
  SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $25.16     $23.58     $21.69     $22.11     $18.87     $20.52     $18.44     $17.37     $15.04     $14.26
   End of period        $23.92     $25.16     $23.58     $21.69     $22.11     $18.87     $20.52     $18.44     $17.37     $15.04
Accumulation units
   outstanding at
      the end
     of period       3,698,583  3,419,362   3,446,850 3,673,833  3,912,046  3,891,426  3,731,587  2,912,605  2,255,909  1,673,154
---------------------------------------------------------------------------------------------------------------------------------
ENHANCED INDEX
 SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $10.00       ---        ---        ---        ---        ---        ---        ---        ---        ---
   End of period        $11.14       ---        ---        ---        ---        ---        ---        ---        ---        ---
Accumulation units
   outstanding at
      the end
     of period         564,455       ---        ---        ---        ---        ---        ---        ---        ---        ---
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
 SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $10.00       ---        ---       ---        ---         ---        ---        ---        ---       ---
   End of period        $12.89       ---        ---       ---        ---         ---        ---        ---        ---       ---
Accumulation units
   outstanding at
      the end
     of period          95,066       ---        ---       ---        ---         ---        ---        ---        ---       ---
---------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH
  SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $24.90     $21.37     $18.03     $15.46     $13.10     $13.97     $12.44     $10.00       ---       ---
   End of period        $39.83     $24.91     $21.37     $18.03     $15.46     $13.10     $13.97     $12.44       ---       ---
Accumulation units
   outstanding at
      the end
     of period       6,970,985  6,781,176  6,738,379  5,563,881  4,387,739  3,947,047  2,131,858    455,105       ---       ---
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL STRATEGIC
INCOME SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $13.20     $12.50     $12.00     $10.69     $10.00       ---        ---        ---        ---       ---
   End of period        $13.19     $13.20     $12.50     $12.00     $10.69       ---        ---        ---        ---       ---
Accumulation units
   outstanding at
      the end
     of period         362,783    398,409    425,354    306,339    129,589       ---        ---        ---        ---       ---
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL TOTAL RETURN
  SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $14.01     $12.59     $12.01     $10.64     $10.00       ---        ---       ---        ---       ---
   End of period        $15.78     $14.01     $12.59     $12.01     $10.64       ---        ---       ---        ---       ---
Accumulation units
   outstanding at
      the end
     of period       1,363,679  1,545,270  1,672,896  1,274,106    611,652       ---        ---       ---        ---       ---
---------------------------------------------------------------------------------------------------------------------------------
MANAGED ASSET
 ALLOCATION
 SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $16.26     $13.89     $11.87     $10.66     $10.00      ---        ---        ---        ---       ---
   End of period        $17.63     $16.26     $13.89     $11.87     $10.66      ---        ---        ---        ---       ---
Accumulation units
   outstanding at
      the end
     of period       2,289,208  1,950,323  1,057,271    626,179    295,053      ---        ---        ---        ---       ---
---------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME
 SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $18.83     $17.49     $13.78     $11.62     $10.00      ---        ---        ---        ---       ---
   End of period        $19.19     $18.83     $17.49     $13.78     $11.62      ---        ---        ---        ---       ---
Accumulation units
   outstanding at
      the end
     of period       5,492,102  5,369,499  4,135,375  2,016,966    604,325      ---        ---        ---        ---       ---
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD
SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $12.43       ---        ---        ---        ---       ---        ---        ---        ---        ---
   End of period        $12.43       ---        ---        ---        ---       ---        ---        ---        ---        ---
Accumulation units
   outstanding at
      the end
     of period          89,145       ---        ---        ---        ---       ---        ---        ---        ---        ---
---------------------------------------------------------------------------------------------------------------------------------
SOCIAL AWARENESS
 SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $29.50     $22.72     $18.75     $15.97     $12.65     $13.31     $12.04     $10.47     $10.00     ---
   End of period        $34.16     $29.50     $22.72     $18.75     $15.97     $12.65     $13.31     $12.04     $10.47     ---
Accumulation units
   outstanding at
      the end
     of period       4,298,149  3,152,738  2,531,119  2,083,090  1,615,845  1,344,063    993,233    513,953    127,699     ---
---------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE
 SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $14.89       ---        ---        ---        ---        ---        ---        ---        ---      ---
   End of period        $17.62       ---        ---        ---        ---        ---        ---        ---        ---      ---
Accumulation units
   outstanding at
      the end
     of period         577,404       ---        ---        ---        ---        ---        ---        ---        ---      ---
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH
  SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $10.31      ---         ---        ---        ---        ---        ---        ---        ---      ---
   End of period        $19.48      ---         ---        ---        ---        ---        ---        ---        ---      ---
Accumulation units
   outstanding at
      the end
     of period         992,293      ---         ---        ---        ---        ---        ---        ---        ---      ---
---------------------------------------------------------------------------------------------------------------------------------
SELECT 25 SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $10.00      ---         ---        ---        ---        ---        ---        ---        ---      ---
   End of period        $12.24      ---         ---        ---        ---        ---        ---        ---        ---      ---
Accumulation units
   outstanding at
      the end
     of period       1,226,865      ---         ---        ---        ---        ---        ---        ---        ---      ---
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
NON-QUALIFIED           1999(f)     1998       1997      1996      1995(d)(e)   1994       1993      1992(c)   1991(a)(b)  1990
CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
EQUITY SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $72.07     $58.17     $45.74     $37.74     $27.92     $28.74     $25.58     $23.30     $17.32     $19.45
   End of period        $77.00     $72.07     $58.17     $45.74     $37.74     $27.92     $28.74     $25.58     $23.30     $17.32
Accumulation units
   outstanding at
      the end
     of period       2,537,119  2,665,560  2,652,767  2,575,426  2,306,163  1,578,797  1,483,618  1,766,896  1,328,865    952,806
---------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $61.81     $58.17     $46.54     $39.84     $31.00     $32.34     $29.87     $28.44     $20.91     $22.16
   End of period        $62.18     $61.81     $58.17     $46.54     $39.84     $31.00     $32.34     $29.87     $28.44     $20.91
Accumulation units
   outstanding at
      the end
     of period       2,867,661  3,323,526  3,653,913  3,721,884  3,669,299  3,515,364  3,262,600  2,560,986  1,774,534  1,293,121
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
 SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $19.71     $18.98     $18.26     $17.59     $16.89     $16.48     $16.26     $15.94     $15.28     $14.32
   End of period        $20.38     $19.71     $18.98     $18.26     $17.59     $16.89     $16.48     $16.26     $15.94     $15.28
Accumulation units
   outstanding at
      the end
     of period       1,790,781  1,314,658    089,550  1,681,230  1,469,153  2,475,349  1,913,212  1,031,855  1,000,378    954,107
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $18.11     $15.26     $14.51     $12.51     $11.42     $11.25     $ 8.65      $8.99      $8.07     $10.57
   End of period        $27.49     $18.11     $15.26     $14.51     $12.51     $11.42     $11.25      $8.65      $8.99     $ 8.07
Accumulation units
   outstanding at
      the end
     of period       3,373,269  3,724,722  3,730,734  3,484,411  3,140,486  2,803,304  2,150,932    678,110    279,878    125,010
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED INCOME
 SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $25.14     $23.56     $21.67     $22.09     $18.85     $20.50     $18.42     $17.36     $15.02     $14.25
   End of period        $23.90     $25.14     $23.56     $21.67     $22.09     $18.85     $20.50     $18.42     $17.36     $15.02
Accumulation units
   outstanding at
      the end
     of period       1,121,142  1,321,999  1,535,471  1,377,342  1,325,159  1,392,830  1,290,268    962,775    784,496    582,285
---------------------------------------------------------------------------------------------------------------------------------
ENHANCED INDEX
  SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $10.00       ---        ---        ---        ---        ---        ---        ---        ---        ---
   End of period        $11.14       ---        ---        ---        ---        ---        ---        ---        ---        ---
Accumulation units
   outstanding at
      the end
     of period         148,669       ---        ---        ---        ---        ---        ---        ---        ---        ---
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
 SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $10.00       ---        ---       ---         ---        ---        ---        ---        ---       ---
   End of period        $12.89       ---        ---       ---         ---        ---        ---        ---        ---       ---
Accumulation units
   outstanding at
      the end
     of period          27,983       ---        ---       ---         ---        ---        ---        ---        ---       ---
---------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH
 SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $24.89     $21.36     $18.03     $15.46     $13.09     $13.96     $12.44     $10.00       ---       ---
   End of period        $39.81     $24.89     $21.36     $18.03     $15.46     $13.09     $13.96     $12.44       ---       ---
Accumulation units
   outstanding at
      the end
     of period       1,930,663  2,140,621  2,019,008  1,559,302  1,248,987  1,211,099    610,801     68,338       ---       ---
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GLOBAL STRATEGIC
INCOME SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $13.20     $12.49     $12.00     $10.69     $10.00       ---        ---        ---        ---       ---
   End of period        $13.19     $13.20     $12.49     $12.00     $10.69       ---        ---        ---        ---       ---
Accumulation units
   outstanding at
      the end
     of period         155,100    180,061    212,934    178,818     74,528       ---        ---        ---        ---       ---
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GLOBAL TOTAL
RETURN SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $14.01     $12.59     $12.00     $10.64      $10.00      ---        ---        ---        ---       ---
   End of period        $15.77     $14.01     $12.59     $12.00      $10.64      ---        ---        ---        ---       ---
Accumulation units
   outstanding at
      the end
     of period         501,463    585,003    687,020    532,893     297,967      ---        ---        ---        ---       ---
---------------------------------------------------------------------------------------------------------------------------------
MANAGED ASSET
 ALLOCATION
 SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $16.26     $13.89     $11.87     $10.66     $10.00       ---        ---        ---        ---       ---
   End of period        $17.63     $16.26     $13.89     $11.87     $10.66       ---        ---        ---        ---       ---
Accumulation units
   outstanding at
      the end
     of period         742,405    739,827    459,560    374,276    226,555       ---        ---        ---        ---       ---
---------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME
 SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $18.83     $17.48     $13.78     $11.62     $10.00       ---        ---        ---        ---       ---
   End of period        $19.18     $18.83     $17.48     $13.78     $11.62       ---        ---        ---        ---       ---
Accumulation units
   outstanding at
      the end
     of period       1,379,765  1,427,599  1,257,818    710,206    234,242       ---        ---        ---        ---       ---
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $12.43       ---        ---        ---        ---        ---        ---        ---        ---       ---
   End of period        $12.43       ---        ---        ---        ---        ---        ---        ---        ---       ---
Accumulation units
   outstanding at
      the end
     of period          95,775       ---        ---        ---        ---        ---        ---        ---        ---       ---
---------------------------------------------------------------------------------------------------------------------------------
SOCIAL AWARENESS
 SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $29.51     $22.73     $18.75     $15.98     $12.66     $13.31     $12.04     $10.47     $10.00      ---
   End of period        $34.17     $29.51     $22.73     $18.75     $15.98     $12.66     $13.31     $12.04     $10.47      ---
Accumulation units
   outstanding at
      the end
     of period       1,188,307  1,036,280    904,831    746,852    612,235    543,287    389,861    226,145     98,344      ---
---------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE
 SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $14.89       ---        ---        ---        ---        ---        ---        ---        ---       ---
   End of period        $17.62       ---        ---        ---        ---        ---        ---        ---        ---       ---
Accumulation units
   outstanding at
      the end
     of period         189,495       ---        ---        ---        ---        ---        ---        ---        ---       ---
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP
GROWTH SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $10.31       ---        ---        ---        ---        ---        ---        ---        ---       ---
   End of period        $19.48       ---        ---        ---        ---        ---        ---        ---        ---       ---
Accumulation units
   outstanding at
      the end
     of period         319,874       ---        ---        ---        ---        ---        ---        ---        ---       ---
---------------------------------------------------------------------------------------------------------------------------------
SELECT 25 SUBACCOUNT
Accumulation unit
value:
   Beginning of
     period             $10.00       ---        ---        ---        ---        ---        ---        ---        ---       ---
   End of period        $12.24       ---        ---        ---        ---        ---        ---        ---        ---       ---
Accumulation units
   outstanding at
      the end
     of period         318,343       ---        ---        ---        ---        ---        ---        ---        ---       ---
---------------------------------------------------------------------------------------------------------------------------------

(a)  Social Awareness Subaccount was first publicly offered on May 1, 1991.

(b)  Effective May 1, 1991,  the  investment  objective of Global  Subaccount  was changed from high current  income to long-term capital  growth through  investment in common stocks and  equivalents  of companies  domiciled in foreign  countries and the
     United States.

(c)  Mid Cap Growth Subaccount was first publicly offered on October 1, 1992.

(d)  Global Strategic  Income,  Global Total Return,  Managed Asset Allocation and Equity Income  Subaccounts were first publicly offered on June 1, 1995.

(e)  Effective June 1, 1995, the  investment  objective of Large Cap Value  Subaccount was changed from seeking to provide income with secondary emphasis on capital appreciation to seeking long-term growth of capital with secondary emphasis on income.

(f)  Accumulation  unit values for Enhanced  Index,  International  and Select 25 Subaccounts are for the period May 3, 1999 (the date first publicly offered) to December 31, 1999.

---------------------------------------------------------------------------------------------------------------------------------

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND SBL FUND

SECURITY BENEFIT LIFE INSURANCE COMPANY -- Security Benefit is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

   On July 31, 1998, Security Benefit converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Contractowners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from Security Benefit after that date automatically become members in the mutual holding company.


   Security Benefit offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 1999, The Company had total assets of approximately $8.7 billion. Together with its subsidiaries, The Company has total funds under management of approximately $9.9 billion.

   The Principal Underwriter for the Contracts is Security Distributors, Inc. ("SDI"), 700 SW Harrison Street, Topeka, Kansas 66636-0001. SDI is registered as a broker/dealer with the SEC and is a wholly-owned subsidiary of Security
Benefit Group, Inc., a financial services holding company wholly owned by Security Benefit.

PUBLISHED RATINGS -- Security Benefit may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of Security Benefit and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of Security Benefit as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.


SEPARATE ACCOUNT -- Security Benefit established the Separate Account under Kansas law on January 31, 1984. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of Security Benefit. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under the contracts may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contracts so provide. The Contract contains such a provision. Security Benefit owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contracts. Security Benefit may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contracts are general corporate obligations of Security Benefit. Security Benefit may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.


   The Separate Account is currently divided into twenty-two Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a specific Series of SBL Fund. Security Benefit may in the future establish additional Subaccounts of the Separate Account, which may invest in other Series of SBL Fund or in other securities, mutual funds, or investment vehicles.


   The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of Security Benefit.


   SBL FUND -- SBL Fund is an open-end management investment company of the series type. It is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Fund. SBL Fund currently has twenty-two separate portfolios ("Series"), each of which pursues different investment objectives and policies.


   Shares of the Fund currently are offered only for purchase by separate accounts of Security Benefit to serve as an investment medium for variable life insurance policies and variable annuity contracts issued by Security Benefit. Thus, SBL Fund serves as an investment medium for both variable life insurance policies and variable annuity contracts. This is called "mixed funding." Shares of SBL Fund also may be sold in the future to separate accounts of other insurance companies, both affiliated and not affiliated with Security Benefit. This is called "shared funding." Security Benefit currently does not foresee any disadvantages to Contractowners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts for which SBL Fund serves as an investment medium might at some time be in conflict. However, Security Benefit, the Fund's Board of Directors, and any other insurance companies that participate in SBL Fund in the future are required to monitor events in order to identify any material conflicts that arise from the use of the Fund for mixed and/or shared funding. SBL Fund's Board of Directors is required to determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, Security Benefit might be required to withdraw the investment of one or more of its separate accounts from SBL Fund. This might force the Fund to sell securities at disadvantageous prices.

   A summary of the investment objective of each Series of SBL Fund is set forth below. We cannot assure that any Series will achieve its objective. More detailed information is contained in the accompanying prospectus of SBL Fund, including information on the risks associated with the investments and investment techniques of each Series.

   SBL FUND'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.


SERIES A (EQUITY SERIES) -- Amounts that you allocate to the Equity Subaccount are invested in Series A. The investment objective of Series A is to seek long-term capital growth by investing in a broadly diversified portfolio of common stocks, securities convertible into common stocks, preferred stocks, bonds and other debt securities.

SERIES B (LARGE CAP VALUE SERIES) -- Amounts that you allocate to the Large Cap Value Subaccount are invested in Series B. Series B seeks long-term growth of capital with secondary emphasis on income by investing in various types of securities, including common stocks, convertible securities, preferred stocks and debt securities. Series B's investments in debt securities may include securities rated below investment grade. Series B may also temporarily invest in government bonds or commercial paper.


SERIES C (MONEY MARKET SERIES) -- Amounts that you allocate to the Money Market Subaccount are invested in Series C. The investment objective of Series C is to provide as high a level of current income as is consistent with preserving capital. It invests in high quality money market instruments with maturities of not longer than thirteen months.


SERIES D (GLOBAL SERIES) -- Amounts that you allocate to the Global Subaccount are invested in Series D. The investment objective of Series D is to seek long-term growth of capital primarily through investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

SERIES E (DIVERSIFIED INCOME SERIES) -- Amounts that you allocate to the Diversified Income Subaccount are invested in Series E. The investment objective of Series E is to provide current income with security of principal. Series E seeks to achieve this investment objective by investing primarily in a diversified portfolio of investment-grade debt securities. The debt securities in which Series E invests will primarily be domestic securities, but may also include dollar denominated foreign securities.

SERIES G (LARGE CAP GROWTH SERIES) -- Amounts that you allocate to the Large Cap Growth Subaccount are invested in Series G. The investment objective of Series G is to seek long-term capital growth by investing primarily in equity securities of large capitalization companies (defined as companies whose total market value is at least $5 billion at the time of purchase).


SERIES H (ENHANCED INDEX SERIES) -- Amounts that you allocate to the Enhanced Index Subaccount are invested in Series H. The investment objective of Series H is to seek to outperform the S&P 500 Index through stock selection resulting in different weightings of common stocks relative to the index.

SERIES I (INTERNATIONAL SERIES) -- Amounts that you allocate to the International Subaccount are invested in Series I. The investment objective of Series I is to seek long-term capital appreciation by investing primarily in non-U.S. equity securities and other securities with equity characteristics.


SERIES J (MID CAP GROWTH SERIES) -- Amounts that you allocate to the Mid Cap Growth Subaccount are invested in Series J. The investment objective of Series J is to seek capital appreciation through investment in a broadly diversified portfolio of securities which may include common stocks, preferred stocks, debt securities and securities convertible into common stocks.


SERIES K (GLOBAL STRATEGIC INCOME SERIES) -- Amounts that you allocate to the Global Strategic Income Subaccount are invested in Series K. The investment objective of Series K is to seek high current income and, as a secondary objective, capital appreciation by investing in a combination of foreign and domestic high-yield, lower rated debt securities (commonly known as "junk bonds").


SERIES L (CAPITAL GROWTH SERIES) -- Amounts that you allocate to the Capital Growth Series are invested in Series L. The investment objective of Series L is to seek growth of capital by pursuing aggressive investment policies primarily in equity securities of U. S. companies.

SERIES M (GLOBAL TOTAL RETURN SERIES) -- Amounts that you allocate to the Global Total Return Subaccount are invested in Series M. The investment objective of Series M is to seek high total return consisting of capital appreciation and current income. Series M seeks this objective through asset allocation and security selection by investing in a diversified portfolio of global equity and bond securities.


SERIES N (MANAGED ASSET ALLOCATION SERIES) -- Amounts that you allocate to the Managed Asset Allocation Subaccount are invested in Series N. The investment objective of Series N is to seek a high level of total return by investing primarily in a diversified portfolio of debt and equity securities.

SERIES O (EQUITY INCOME SERIES) -- Amounts that you allocate to the Equity Income Subaccount are invested in Series O. The investment objective of Series O is to seek to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies.

SERIES P (HIGH YIELD SERIES) -- Amounts that you allocate to the High Yield Subaccount are invested in Series P. The investment objective of Series P is to seek high current income. Capital appreciation is a secondary objective. Series P seeks its objectives by investing primarily in higher yielding, higher risk debt securities (commonly referred to as "junk bonds").


SERIES Q (SMALL CAP VALUE SERIES) -- Amounts that you allocate to the Small Cap Value Series are invested in Series Q. The investment objective of Series Q is to seek capital growth by investing in securities of small capitalization companies (defined as companies with a market capitalization substantially similar to that of companies in the Russell 2500TM Index at the time of investment).

SERIES S (SOCIAL AWARENESS SERIES) -- Amounts that you allocate to the Social Awareness Subaccount are invested in Series S. The investment objective of Series S is to seek capital appreciation by investing in various types of securities which meet certain social criteria established for the Series. The Series also may invest in companies that are included in the Domini 400 Social IndexSM, which companies will be deemed to comply with the Series' social criteria. Series S will invest in a diversified portfolio of common stocks, convertible securities, preferred stocks and debt securities.

SERIES T (TECHNOLOGY SERIES) -- Amounts that you allocate to the Technology Subaccount are invested in Series T. The investment objective of Series T is to seek long-term capital appreciation by investing in the equity securities of technology companies.

SERIES V (MID CAP VALUE SERIES) -- Amounts that you allocate to the Mid Cap Value Subaccount are invested in Series V. The investment objective of Series V is to seek long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks. The Series will invest in stocks that the Investment Adviser believes are undervalued relative to assets, earnings, growth potential or cash flow.

SERIES W (MAIN STREET GROWTH AND INCOME(R) SERIES) -- Amounts that you allocate to the Main Street Growth and Income(R) Subaccount are invested in Series W. The investment objective of Series W is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

SERIES X (SMALL CAP GROWTH SERIES) -- Amounts that you allocate to the Small Cap Growth Subaccount are invested in Series X. The investment objective of Series X is to seek long-term growth of capital by investing primarily in domestic and foreign equity securities of small capitalization companies (defined as companies with a market capitalization substantially similar to that of companies in the Russell 2000TM Growth Index at the time of investment).


SERIES Y (SELECT 25 SERIES) -- Amounts that you allocate to the Select 25 Subaccount are invested in Series Y. The investment objective of Series Y is to seek long-term growth of capital by concentrating its investments in a core position of 20-30 common stocks of growth companies which have exhibited consistent above average earnings growth.


THE INVESTMENT ADVISER -- Security Management Company, LLC, 700 SW Harrison Street, Topeka, Kansas 66636, serves as Investment Adviser to each Series of SBL Fund. The Investment Adviser is registered with the SEC as an investment adviser. The Investment Adviser has engaged OppenheimerFunds, Inc., Two World Trade Center, New York, New York 10048-0203, to provide investment advisory services to Global Series and Main Street Growth and Income(R) Series; Bankers Trust Company, 130 Liberty Street, New York, New York 10006 to provide investment advisory services to Enhanced Index Series and International Series; Wellington Management Company LLP, 75 State Street, Boston, Massachusetts 02109 to provide investment advisory services to Global Strategic Income Series, Global Total Return Series and Technology Series; T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202 to provide investment advisory services to Managed Asset Allocation Series and Equity Income Series; Strong Capital Management Corporation, 900 Heritage Reserve, Menomonee, Wisconsin 53051 to provide investment advisory services to Small Cap Value Series and Small Cap Growth Series; and Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105 to provide investment advisory services to Capital Growth Series.


THE CONTRACT

GENERAL -- Security Benefit issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. It is also available as a single purchase payment immediate variable annuity. To the extent that you allocate all or a portion of your purchase payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that you assume the risk of investment gain or loss under the Contract rather than Security Benefit. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which Security Benefit will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Commencement Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated purchase payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.


   The Contract is available for purchase by an individual or group as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 401, 403(a), 403(b), 408, 408A, or 457 of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 and Keogh plans,
(2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401 or 403(a), (3) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan, under Section 408, (4) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b) or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.


TYPES OF VARIFLEX CONTRACTS -- Different types of the Contract are offered by Security Benefit through this Prospectus. The types of the Contract vary in the amount and timing of the minimum purchase payments, and in various other respects. The different types of the Contract are described below:

   SINGLE PURCHASE PAYMENT IMMEDIATE ANNUITY. This type of Contract is used for an individual where a single purchase payment has been allocated to provide for annuity payments to commence immediately.

   FLEXIBLE PURCHASE PAYMENT DEFERRED ANNUITY. This type of Contract is used for an individual where periodic purchase payments will be made with annuity payments to commence at a later date.

   GROUP FLEXIBLE PURCHASE PAYMENT DEFERRED ANNUITY CONTRACT. This type of Contract is used when purchase payments under group plans are to be accumulated until the retirement date of each Participant. Under a Group Allocated Contract, Contract Value is established for each Participant for whom payments are being made and the benefit at retirement will be determined by your Contract Value at that time.

   Under a Group Unallocated Contract, the purchase payments are not allocated to the individual Participants but are credited to the Contractowner's account. When a Participant becomes entitled to receive payments under the provisions of the Plan, the appropriate amount of Contract Value may be withdrawn by the Contractowner to provide the Participant with an annuity.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to Security Benefit, as well as any other form or information that Security Benefit may require. Security Benefit reserves the right to reject an application or purchase payment for any reason, subject to Security Benefit's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.


   The maximum age of an Owner or Annuitant for which a Contract will be issued is age 80 (age 75 for Contracts issued in Florida). If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.


PURCHASE PAYMENTS -- The minimum initial purchase payment is $500 for a Contract funding a Non-Qualified Plan or Group Unallocated Contract, $25 for a Contract funding a Qualified Plan and $2,500 for single purchase payment immediate annuity. Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $25. Security Benefit does not permit subsequent purchase payments for a single purchase payment immediate annuity. Total purchase payments exceeding $1 million will not be accepted without prior approval of Security Benefit.

   Security Benefit will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by Security Benefit; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. The application form will be provided by Security Benefit. If Security Benefit does not receive a complete application, Security Benefit will notify you that it does not have the necessary information to issue a Contract. If you do not provide the necessary information to Security Benefit within five Valuation Dates after the Valuation Date on which Security Benefit first receives the initial purchase payment or if Security Benefit determines it cannot otherwise issue the Contract, Security Benefit will return the initial purchase payment to you unless you consent to Security Benefit retaining the purchase payment until the application is made complete.

   Security Benefit will credit subsequent purchase payments as of the end of the Valuation Period in which they are received by Security Benefit at its Home Office. Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Commencement Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code.


ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than $25 per payment being allocated to any one Subaccount or the Fixed Account. The allocations must be a whole dollar or whole percentage. Available allocation alternatives include the twenty-two Subaccounts and the Fixed Account.


   You may change the purchase payment allocation instructions by submitting a proper written request to Security Benefit's Home Office. A proper change in allocation instructions will be effective upon receipt by Security Benefit at its Home Office and will continue in effect until you submit a change in instructions to the company. You may make changes in your purchase payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the Telephone Transfer section of the application or an Authorization for Telephone Requests form is properly completed, signed, and filed at Security Benefit's Home Office. Changes in the allocation of future purchase payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value," page 19.

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Commencement Date, you may dollar cost average your Contract Value by authorizing Security Benefit to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

   A Dollar Cost Averaging Request form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time.

   After Security Benefit has received a Dollar Cost Averaging Request in proper form at its Home Office, Security Benefit will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The minimum amount that you may transfer each month or quarter to any one Subaccount is $25. Security Benefit will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Home Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not currently subject to any transfer charges.

   You may instruct Security Benefit at any time to terminate the option by written request to Security Benefit's Home Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Home Office. Security Benefit requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. Security Benefit may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time.

   You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account," page 27.

ASSET REALLOCATION OPTION -- Prior to the Annuity Commencement Date, you may authorize Security Benefit to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period. Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

   To elect this option an Asset Reallocation Request in proper form must be received by Security Benefit at its Home Office. An Asset Reallocation Request form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

   Upon receipt of the Asset Reallocation Request, Security Benefit will effect a transfer or, in the case of a new Contract, will allocate the initial purchase payment, among the Subaccounts based upon the percentages that you selected. Thereafter, Security Benefit will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of Security Benefit's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not currently subject to any transfer charges.

   You may instruct Security Benefit at any time to terminate this option by written request to Security Benefit's Home Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation Request form must be completed and sent to Security Benefit's Home Office. Security Benefit may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time.

   Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account," page 28.

TRANSFERS OF CONTRACT VALUE -- Prior to the Annuity Commencement Date, you may transfer Contract Value among the Subaccounts upon proper written request to Security Benefit's Home Office. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by
telephone if the Telephone Transfer section of the application or an Authorization for Telephone Requests form has been properly completed, signed and filed at Security Benefit's Home Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

   You may also transfer Contract Value from the Subaccounts to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account," page 27.

   Security Benefit generally does not limit the frequency of transfers, although Security Benefit reserves the right to limit them as to any individual, or in the future, in general, to not more than 14 transfers in a Contract Year. Security Benefit also reserves the right to limit the size and frequency of such transfers, and to discontinue telephone transfers.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under your Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value," page 20. No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including investment performance of the Subaccounts to which you have allocated Contract Value, payment of purchase payments, the amount of any outstanding Contract Debt, partial withdrawals, and the charges assessed in connection with the Contract. The amounts allocated to the Subaccounts will be invested in shares of the corresponding Series of SBL Fund. The investment performance of the Subaccounts will reflect increases or decreases in the net asset value per share of the corresponding Series and any dividends or distributions declared by a Series. Any dividends or distributions from any Series of the Fund will be automatically reinvested in shares of the same Series, unless Security Benefit, on behalf of the Separate Account, elects otherwise.

   Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner's interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount as of the end of the Valuation Period in which the purchase payment is credited. In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the affected Subaccount. The price of each Subaccount is determined on each Valuation Date. The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

   The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Series of SBL Fund, (2) any dividends or distributions paid by the corresponding Series, (3) the charges, if any, that may be assessed by Security Benefit for taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge under the Contract.

FULL AND PARTIAL WITHDRAWALS -- A Contractowner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Commencement Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper written request is received by Security Benefit at its Home Office. A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

   The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper withdrawal request is received by Security Benefit at its Home Office, less any outstanding Contract Debt, any applicable withdrawal charge, a pro rata administration charge and any uncollected premium taxes.

   Security Benefit requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Security Benefit further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by Security Benefit which is available upon request.

   A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. A request for a partial withdrawal will result in a payment by Security Benefit of the amount specified in the partial withdrawal request provided there is sufficient Contract Value to meet the request. Upon payment, the Contract Value will be reduced by an amount equal to the payment and any applicable withdrawal charge and premium tax. If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, Security Benefit reserves the right to treat the partial withdrawal as a request for a full withdrawal. For Contracts issued prior to January 4, 1999, if your withdrawal exceeds 90 percent of Contract Value, Security Benefit may elect to treat your withdrawal as a full withdrawal.


   Security Benefit will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Contractowner's instructions to Security Benefit. If a Contractowner does not specify the allocation, Security Benefit will deduct the withdrawal from the Contract Value in the Subaccounts and the Fixed Account in the following order:
Money Market Subaccount, Diversified Income Subaccount, High Yield Subaccount, Global Strategic Income Subaccount, Managed Asset Allocation Subaccount, Equity Income Subaccount, Global Total Return Subaccount, Large Cap Value Subaccount, Main Street Growth and Income(R) Subaccount, Equity Subaccount, Large Cap Growth Subaccount, Enhanced Index Subaccount, Capital Growth Subaccount, Select 25 Subaccount, Social Awareness Subaccount, Mid Cap Value Subaccount, Mid Cap Growth Subaccount, Global Subaccount, International Subaccount, Technology Subaccount, Small Cap Value Subaccount and Small Cap Growth Subaccount and then from the Fixed Account. The value of each account will be depleted before the next account is charged.


   A full or partial withdrawal, including a systematic withdrawal, may be subject to a withdrawal charge if a withdrawal is made during the first eight Contract Years and may be subject to a premium tax charge to reimburse Security Benefit for any tax on premiums on a Contract that may be imposed by various states and municipalities. Security Benefit may deduct a pro rata administration charge upon a full withdrawal. See "Contingent Deferred Sales Charge," page 23, "Administration Charge," page 24 and "Premium Tax Charge," page 25.

   A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10 percent penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 401(a), 403, 408 or 457 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans," page 31. The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters," page 31.

SYSTEMATIC WITHDRAWALS -- Security Benefit currently offers a feature under which you may select systematic withdrawals. Under this feature, a Contractowner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Commencement Date by sending a properly completed Systematic Withdrawal Request form to Security Benefit at its Home Office. This option may be elected at any time after the first Contract Year, or during the first Contract Year, if Contract Value is $40,000 or more at the time of election. A Contractowner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. A Contractowner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Contractowner may stop or modify systematic withdrawals upon proper written request received by Security Benefit at its Home Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

   Each systematic withdrawal must be at least $25. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Any systematic withdrawal that equals or exceeds the Withdrawal Value will be treated as a full withdrawal. In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.


   Security Benefit will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated from the Contractowner's Contract Value in the Subaccounts and the Fixed Account, as directed by the Contractowner. If a Contractowner does not specify the allocation, the systematic withdrawal will be deducted from the Contract Value in the Subaccounts and the Fixed Account in the following order:
Money Market Subaccount, Diversified Income Subaccount, High Yield Subaccount, Global Strategic Income Subaccount, Managed Asset Allocation Subaccount, Equity Income Subaccount, Global Total Return Subaccount, Large Cap Value Subaccount, Main Street Growth and Income(R) Subaccount, Equity Subaccount, Large Cap Growth Subaccount, Enhanced Index Subaccount, Capital Growth Subaccount, Select 25 Subaccount, Social Awareness Subaccount, Mid Cap Value Subaccount, Mid Cap Growth Subaccount, Global Subaccount, International Subaccount, Technology Subaccount, Small Cap Value Subaccount and Small Cap Growth Subaccount and then from the Fixed Account. The value of each account will be depleted before the next account is charged.


   Systematic withdrawals generally are subject to any applicable withdrawal charges. Systematic withdrawals may be made without a withdrawal charge provided that you have not made a free withdrawal during the Contract Year and your systematic withdrawals do not exceed an amount determined as follows: 10 percent of Contract Value as of the Valuation Date the first systematic withdrawal request is received during the Contract Year. Systematic withdrawals that exceed this amount are subject to any applicable withdrawal charge.

   Security Benefit may, at any time, discontinue, modify, or suspend systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10 percent penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Federal Tax Matters," page 31.

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Security Benefit will then deem void the returned Contract and will refund to you any purchase payments allocated to the Fixed Account plus the Contract Value in the Subaccounts as of the end of the Valuation Period during which the returned Contract is received by Security Benefit. Security Benefit will refund purchase payments allocated to the Subaccounts rather than Contract Value in those states and circumstances that require it to do so.

DEATH BENEFIT -- If the Owner (or Annuitant if you purchased your Contract prior to January 4, 1999) dies prior to the Annuity Commencement Date, Security Benefit will pay the death benefit proceeds to the Designated Beneficiary upon receipt of due proof of the Owner's (or if applicable, the Annuitant's) death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be payable upon receipt of due proof of death of either Owner prior to the Annuity Commencement Date and instructions regarding payment.

   If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements," page 25. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Commencement Date and instructions regarding payment. Additionally, if the Owner is not a natural person, the amount of the death benefit will be based on the age of the oldest Annuitant on the date the Contract was issued. If the death of the Owner occurs on or after the Annuity Commencement Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options," page 26.

   The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt and any uncollected premium tax. If an Owner (or if applicable, the Annuitant) dies during the Accumulation Period and the age of each Owner (or Annuitant) was 75 or younger on the date the Contract was issued, the amount of the death benefit will be the greatest of:

* The sum of all Purchase Payments, less any reductions caused by previous withdrawals,

* The Contract Value on the date due proof of death and instructions regarding payment are received by Security Benefit, or

*   The stepped-up death benefit.

*   The stepped-up death benefit is:

* The largest death benefit on any Contract anniversary that is an exact multiple of six and occurs prior to the oldest Owner (or if applicable, the Annuitant) attaining age 76, plus

*   Any Purchase Payments made since the applicable Contract anniversary, less

*   Any withdrawals since the applicable anniversary.

For Contracts in effect for six Contract Years or more as of May 1, 1991, the Contract anniversary immediately preceding May 1, 1991, is deemed to be the sixth Contract anniversary for purposes of determining the stepped-up death benefit.

   If an Owner (or if applicable, an Annuitant) dies during the Accumulation Period and the age of any Owner (or Annuitant) was 76 or greater on the date the Contract was issued, the death benefit will be the greater of:

* The Contract Value on the date due proof of death and instructions regarding payment are received by Security Benefit at its Home Office, or

*   Total purchase payments reduced by any partial withdrawals.

   The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters," page 31 and "Distribution Requirements," page 23 for a discussion of the tax consequences in the event of death.

   DEATH BENEFIT FOR CERTAIN FLORIDA RESIDENTS. If you were a resident of Florida and purchased your Contract prior to January 4, 1999, your death benefit is as follows. If the Annuitant is 75 or younger as of the date of his or her death, the death benefit is the greatest of: (1) the sum of all purchase payments reduced by any partial withdrawals; (2) the Contract Value as of the date due proof of death and instructions regarding payment are received by Security Benefit at its Home Office; or (3) the largest Contract Value on any Contract anniversary that is an exact multiple of six, less any partial withdrawals since that anniversary. If the Annuitant is 76 or older as of the date of his or her death, the death benefit is the Contract Value as of the date due proof of death and instructions regarding payment are received by Security Benefit at its Home Office, less any applicable withdrawal charge. Security Benefit currently waives the withdrawal charge applicable to the death benefit.

   DEATH BENEFIT FOR GROUP UNALLOCATED CONTRACTS. The death benefit under a group unallocated contract is determined by reference to the terms of the Qualified Plan. The Contractowner must inform Security Benefit of the amount of the death benefit, and its payment will be treated as a partial withdrawal. Security Benefit will not impose a withdrawal charge upon such a withdrawal and it will not be considered a free withdrawal under the Contract.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with Non-Qualified Plans, the federal tax laws require that Security Benefit pay a death benefit upon the death of the Owner, and Security Benefit will do so under all Contracts, including those issued prior to January 4, 1999. If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Commencement Date or receive the death benefit proceeds.

   For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

   For Contracts issued in connection with Qualified Plans, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- For Contracts issued currently, if the Annuitant dies prior to the Annuity Commencement Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, Security Benefit will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Commencement Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death. See "Death Benefit," page 22 for a discussion of the death benefit in the event of the Annuitant's death for Contracts issued prior to January 4, 1999.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE -- Security Benefit does not deduct sales charges from purchase payments before allocating them to your Contract Value. However, except as set forth below, Security Benefit may assess a contingent deferred sales charge (which may also be referred to as a withdrawal charge) on a full or partial withdrawal, including systematic withdrawals, depending upon the Contract Year in which the withdrawal is made.

   Security Benefit will waive the withdrawal charge on the first withdrawal in any Contract Year after the first Contract Year, to the extent that such withdrawal does not exceed the Free Withdrawal amount. The Free Withdrawal amount in any Contract Year is equal to 10 percent of Contract Value as of the date of the first withdrawal in that Contract Year. You forfeit any Free Withdrawal amount not used on the first withdrawal in a Contract Year. The withdrawal charge generally applies to the amount of any withdrawal that exceeds the Free Withdrawal amount.

   If your Contract is funding a charitable remainder trust, the free withdrawal is available beginning in the first Contract Year, and you may make periodic free withdrawals provided that the total free withdrawals in any Contract Year do not exceed the Free Withdrawal amount discussed above.

   For Group Unallocated Contracts, the free withdrawal is available after the first Contract Year. The first withdrawal in each calendar month under such a Contract is free to the extent that total free withdrawals in any Contract Year do not exceed 10 percent of Contract Value as of the beginning of that Contract Year.

   The withdrawal charge does not apply to withdrawals of earnings. For the purpose of determining any withdrawal charge, Security Benefit deems any withdrawals that are subject to the withdrawal charge to be made first from purchase payments and then from earnings. Free Withdrawal amounts do not reduce purchase payments for the purpose of determining future withdrawal charges. The amount of the charge will depend on the Contract Year in which the withdrawal is made according to the following schedule:

-----------------------------------------------------------
                              WITHDRAWAL CHARGE
                    ---------------------------------------
 CONTRACT YEAR          THE                VARIFLEX
                     CONTRACT         CONTRACT-401(K) AND
                                            408(K)
-----------------------------------------------------------
       1                8%                    8%
       2                7%                    8%
       3                6%                    8%
       4                5%                    8%
       5                4%                    7%
       6                3%                    6%
       7                2%                    5%
       8                1%                    4%
  9 and later           0%                    0%
-----------------------------------------------------------

   In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 8 percent of purchase payments paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least 7 years (5 years if you purchased your Contract prior to January 4, 1999). Subject to insurance department approval, the withdrawal charge also will be waived on a full or partial withdrawal if the Owner has been confined to a hospital or qualified skilled nursing facility for 90 consecutive days or more. See "Waiver of Withdrawal Charge," page 24. Security Benefit will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.


   Security Benefit pays sales commissions to broker-dealers and other expenses associated with the promotion and sales of the Contracts. The withdrawal charge is designed to reimburse Security Benefit for these costs, although it is expected that actual expenses will be greater than the amount of the charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk. Broker-dealers may receive aggregate commissions of up to 6 percent of aggregate purchase payments and an annual trail commission of up to 0.25 percent of Contract Value. Security Benefit also may pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements will vary. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by Security Benefit to receive non-cash compensation such as expense-paid trips and educational seminars and merchandise. No compensation will be offered to the extent it is prohibited by the laws of any state or self-regulatory agency, such as the NASD.


WAIVER OF WITHDRAWAL CHARGE -- Security Benefit will waive the withdrawal charge in the event of confinement to a hospital or nursing facility, provided the following conditions are met: (1) the Contractowner has been confined to a "hospital" or "qualified skilled nursing facility" (as defined on page 4) for at least 90 consecutive days prior to the date of the withdrawal; (2) the Contractowner is so confined when Security Benefit receives the waiver request and became so confined after the date the Contract was issued; and (3) the request for waiver submitted to Security Benefit is accompanied by a properly completed claim form which may be obtained from Security Benefit and a written physician's statement acceptable to Security Benefit certifying that such confinement is a medical necessity and is due to illness or infirmity.

   Security Benefit reserves the right to have the Contractowner examined by a physician of its choice and at its expense to determine if the Contractowner is eligible for a waiver. The waiver is not available in certain states pending department of insurance approval. If the waiver is later approved by the insurance department of a state, Security Benefit intends to make the waiver available to all Contractowners in that state at that time, but there can be no assurance that the waiver will be approved. Prospective Contractowners should contact their agent concerning availability of the waiver in their state.

MORTALITY AND EXPENSE RISK CHARGE -- Security Benefit deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by Security Benefit under the Contract. The charge is equal to an annual rate of
1.2 percent of each Subaccount's average daily net assets. This amount is intended to compensate Security Benefit for certain mortality and expense risks Security Benefit assumes in offering and administering the Contract and in operating the Subaccounts.

   The expense risk is the risk that Security Benefit's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by Security Benefit is the risk that Annuitants, as a group, will live longer than Security Benefit's actuarial tables predict. In this event, Security Benefit guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. Security Benefit also assumes a mortality risk in connection with the death benefit under the Contract.

   Security Benefit may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but Security Benefit may realize a loss to the extent the charge is not sufficient. Security Benefit may use any profit derived from this charge for any lawful purpose, including distribution expenses.

ADMINISTRATION CHARGE -- Security Benefit will deduct from your Contract Value an administration charge of $30 (or if less, 2 percent of Contract Value for the Variflex Contract - 401(k) and 408(k)). The administration charge is not assessed against Contract Value that has been applied under Annuity Options 1 through 4, 9 and 10. Security Benefit deducts the administration charge at each calendar year end, but will waive the charge if your Contract Value is $25,000 or more, and your Contract has been in force eight or more years, as of that date. Security Benefit will deduct the administration charge from your Contract Value in the Subaccounts and the Fixed Account in the following order:


--------------------------------------------------------------
  1  Money Market                        12  Enhanced Index
  2  Diversified Income                  13  Capital Growth
  3  High Yield                          14  Select 25
  4  Global Strategic Income             15  Social Awareness
  5  Managed Asset Allocation            16  Mid Cap Value
  6  Equity Income                       17  Mid Cap Growth
  7  Global Total Return                 18  Global
  8  Large Cap Value                     19  International
  9  Main Street Growth and Income(R)    20  Technology
 10  Equity                              21  Small Cap Value
 11  Large Cap Growth                    22  Small Cap Growth
                                         23  Fixed Account
--------------------------------------------------------------


The  value of each account will be depleted  before the next account is charged.

   Security Benefit will deduct a pro rata administration charge upon:

*   A full withdrawal of Contract Value

*   Payment of a death benefit

* The Annuity Commencement Date if one of Annuity Options 1 through 4, 9 or 10 is elected

* The first deduction of the administration charge if the Contract has been in force for less than a full calendar year

The purpose of this charge is to reimburse Security Benefit for the expenses associated with administration of the Contract. Security Benefit does not expect to profit from this charge.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums received by insurance companies on annuity contracts. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and Security Benefit's status in a particular state. Security Benefit assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. Security Benefit currently deducts this charge upon the Annuity Commencement Date or upon full or partial withdrawal if a premium tax was incurred and is not refundable. Security Benefit reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change by a governmental entity.

OTHER CHARGES -- Security Benefit may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by Security Benefit that are attributable to the Separate Account or the Subaccounts, or to the operations of Security Benefit with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account," page 32 and "Charge for Security Benefit Taxes," page 32.

VARIATIONS IN CHARGES -- Security Benefit may reduce or waive the amount of the contingent deferred sales charge and administration charge for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the Contract is sold in connection with a group or sponsored arrangement. Security Benefit may also reduce or waive the contingent deferred sales charge and administration charge on Contracts sold to directors, officers and bona fide full-time employees of Security Benefit and its affiliated companies; the spouses, grandparents, parents, children, grandchildren and sibling of such directors, officers and employees and their spouses; and salespersons (and their spouses and minor children) who are licensed with Security Benefit to sell variable annuities.

GUARANTEE OF CERTAIN CHARGES -- Security Benefit guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.2 percent of each Subaccount's average daily net assets and the administration charge will not exceed $30 per year.

SBL FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Series of SBL Fund. Each Series' net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Series. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Series. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in SBL Fund's prospectus, are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL -- You select the Annuity Commencement Date at the time of application. If you purchase a single purchase payment immediate annuity, your annuity payments will commence immediately. Otherwise, your Annuity Commencement Date may not be prior to the third annual Contract Anniversary (ninth annual Contract Anniversary for Contracts issued in Oregon after August 31, 1999) and may not be deferred beyond the Annuitant's 95th birthday (90th birthday for Contracts issued prior to January 4, 1999). The terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Commencement Date, the Annuity Commencement Date will be the later of the Annuitant's 65th birthday or the tenth annual Contract Anniversary. See "Selection of an Option," page 27. If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Commencement Date.

   On the Annuity Commencement Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms--either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Account. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Commencement Date, reduced by any applicable premium taxes, any outstanding Contract Debt, and for Options 1 through 4, 9 and 10, a pro rata administration charge.

   The Contracts provide for several Annuity Options. Security Benefit may make other Annuity Options available upon request. Although Options 1 through 10 may not be described, or are numbered differently, in some Contracts, Security Benefit makes these Options available to all Contractowners, except that Option 9 is not available under certain forms of the Contract. Annuity payments under Annuity Options 1 through 4, 9 and 10 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 10, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect your life expectancy based upon your age as of the Annuity Commencement Date and your gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table and are adjusted to reflect an assumed interest rate of 3.5 percent, compounded annually. In the case of Options 5 through 8 as described below, annuity payments are based upon Contract Value without regard to annuity rates. If no Annuity Option has been selected, annuity payments will be made to the Annuitant under an automatic option which shall be an annuity payable during the lifetime of the Annuitant with payments guaranteed to be made for 10 years under Option 2.

   Annuity Options 1 through 4 and 10 provide for annuity payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

   You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $50 ($25 for Contracts issued prior to January 4,1999). If the frequency of payments selected would result in payments of less than $50 (or $25 if applicable), Security Benefit reserves the right to change the frequency.

   You may designate or change an Annuity Commencement Date, Annuity Option, or Annuitant, provided proper written notice is received by Security Benefit at its Home Office at least 30 days prior to the Annuity Commencement Date set forth in the Contract. The date selected as the new Annuity Commencement Date must be at least 30 days after the date written notice requesting a change of Annuity Commencement Date is received at Security Benefit's Home Office.

   Once annuity payments have commenced under Annuity Options 1 through 4 and 10, an Annuitant or Owner cannot change the Annuity Option and cannot surrender his or her annuity and receive a lump sum settlement in lieu thereof. Under Annuity Options 5 through 8, full or partial withdrawals may be made after the Annuity Commencement Date, subject to any applicable withdrawal charge. The Contract specifies annuity tables for Annuity Options 1 through 4, 9 and 10, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the FIRST annuity payment for a variable annuity and each annuity payment for a fixed annuity.

ANNUITY OPTIONS --

   OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

   OPTION 3 -- LIFE WITH INSTALLMENT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first annuity payment, annuity payments will continue to the Designated Beneficiary until that number of payments has been made.

   OPTION 4 -- JOINT AND LAST SURVIVOR. Periodic annuity payments will be made during the lifetime of either Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from five to twenty years, as elected by the Owner, with the guarantee that, if, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

   OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

   OPTION 7 -- DEPOSIT OPTION. The amount due under the Contract on the Annuity Commencement Date may be left on deposit with Security Benefit in its General Account with interest at the rate of not less than 2 percent per year. Interest will be paid annually, semiannually, quarterly or monthly as you elect. This Option is not available under Contracts used in connection with Qualified Plans.

   OPTION 8 -- AGE RECALCULATION. Periodic annuity payments will be made based upon the Annuitant's life expectancy, or the joint life expectancy of the Annuitant and his or her beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable) each year. The payments are computed by reference to government actuarial tables and are made until Contract Value is exhausted. Upon the Annuitant's death, any Contract Value will be paid to the Designated Beneficiary.

   OPTION 9 -- PERIOD CERTAIN. Periodic annuity payments will be made for a stated period which may be five, ten, fifteen or twenty years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

   OPTION 10 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 9 and 10 are based on an "assumed interest rate" of 3 1/2 percent, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax advisers. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under Qualified Plans, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. For Non-Qualified Plans, SBL does not allow annuity payments to be deferred beyond the Annuitant's 95th birthday (90th birthday for Contracts issued prior to January 4, 1999).

THE FIXED ACCOUNT

   You may allocate all or a portion of your purchase payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of Security Benefit's General Account, which supports Security Benefit's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. Security Benefit has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract," page 17.

   Amounts allocated to the Fixed Account become part of the General Account of Security Benefit, which consists of all assets owned by Security Benefit other than those in the Separate Account and other separate accounts of Security Benefit. Subject to applicable law, Security Benefit has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by Security Benefit. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least an annual effective rate of 3 percent which will accrue daily ("Guaranteed Rate"). Such interest will be paid regardless of the actual investment experience of the Fixed Account. In addition, Security Benefit may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. Security Benefit will determine the Current Rate, if any, from time to time.

   Contract Value allocated or transferred to the Fixed Account will earn interest at the Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account. Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account. Security Benefit bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

   For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, withdrawals, loans or transfers from the Fixed Account will be deemed to be taken from purchase payments and Contract Value allocated to the Fixed Account on a first in, first out basis. Any interest attributable to such amounts shall be deemed to be taken before the amount of the purchase payment or other Contract Value allocated to the Fixed Account. For more information about transfers and withdrawals from the Fixed Account, see the discussion of the Fixed Account options below. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account," below.

DEATH BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit," page 22.

CONTRACT CHARGES -- Premium taxes, withdrawal charges and the administration charge will be the same for Contractowners who allocate purchase payments or transfer Contract Value to the Fixed Account as for those who allocate purchase payments or transfer Contract Value to the Subaccounts. The charge for mortality and expense risks will not be assessed against the Fixed Account, and any amounts that Security Benefit pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of SBL Fund to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are limited in a Contract Year to not more than the greatest of:

1.   $5,000,

2. one-third of the Contract Value allocated to the Fixed Account at the time of the first transfer from the Fixed Account in the Contract Year, or

3. 120 percent of the amount transferred from the Fixed Account during the previous Contract Year.

Security Benefit reserves the right for a period of time to allow transfers from the Fixed Account in amounts that exceed the limits set forth above ("Waiver Period"). In any Contract Year following such a Waiver Period, the total dollar amount that may be transferred from the Fixed Account is the greatest of: (1) above; (2) above; or (3) 120 percent of the lesser of: (i) the dollar amount transferred from the Fixed Account in the previous Contract Year; or (ii) the maximum dollar amount that would have been allowed in the previous Contract Year under the transfer provisions above absent the Waiver Period.

   The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value allocated to the Fixed Account. Transfer of Contract Value pursuant to the Asset Reallocation Option is not currently subject to any minimums. The minimum transfer under the Dollar Cost Averaging Option is $25. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers and to limit the amount that may be subject to transfer.

   You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals," page 20 and "Systematic Withdrawals," page 21. In addition, to the same extent as Contractowners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans," page 30.

PAYMENTS FROM THE FIXED ACCOUNT -- Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a written request in proper form is received by Security Benefit at its Home Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account. However, payment of any amounts will not be deferred if they are to be used to pay premiums on any policies or contracts issued by Security Benefit.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Contractowner is the person named as such in the application or in any later change shown in Security Benefit's records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or Security Benefit allows, subject to any limitations under your Qualified Plan. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters," page 31.

   JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner (or if applicable, the Annuitant) during the Accumulation Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Owner or the Joint
Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. If you purchased your Contract prior to January 4, 1999, the Designated Beneficiary is the first person on the following list who is alive on the date of death of the Annuitant: the Primary Beneficiary, the Secondary Beneficiary or if none of the above are alive, the Annuitant's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in Security Benefit's records. Careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Contractowner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by Security Benefit and received by Security Benefit at its Home Office. The change will not be binding on Security Benefit until it is received and recorded at its Home Office. The change will be effective as of the date the form is signed subject to any payments made or other actions taken by Security Benefit before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

   Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary.

DIVIDENDS -- The Contract may share in the surplus earnings of Security Benefit. However, the current dividend scale is zero and Security Benefit does not anticipate that dividends will be paid. Certain states will not permit the Contract to be issued as a dividend-paying policy.

PAYMENTS FROM THE SEPARATE ACCOUNT -- Security Benefit will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account on the Valuation Date a proper request is received at Security Benefit's Home Office. However, Security Benefit can postpone the calculation or payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

* During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

* During which trading on the New York Stock Exchange is restricted as determined by the SEC,

* During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

* For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND SURVIVAL -- Security Benefit may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by Security Benefit under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to Security Benefit. A loan must be taken prior to the Annuity Commencement Date. The minimum loan that may be taken is $1,000 ($500 for Contracts issued in New Jersey). The maximum loan that may be taken is generally equal to the lesser of:
(1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or
(2) 50 percent of the Contract Value or $10,000, whichever is greater. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since Security Benefit has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

   When an eligible contractowner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account." Amounts allocated to the Loan Account earn 3 percent, the minimum rate of interest guaranteed under the Fixed Account. In addition, ten percent of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

   Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be 5 percent (5.5 percent if your Contract was issued prior to January 4, 1999). Because the Contract Value maintained in the Loan Account (which will earn 3 percent) will always be equal in amount to the outstanding loan balance, the net cost of a loan is 2 percent.

   Loans must be repaid within five years, unless Security Benefit determines that the loan is to be used to acquire your principal residence, in which case the loan must be repaid within 30 years. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. Upon receipt of a loan payment, Security Benefit will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to purchase payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

   If you do not make any required loan payment within 30 days of the due date for loans with a monthly repayment schedule or within 90 days of the due date for loans with a quarterly repayment schedule, your total outstanding loan balance will be deemed to be in default for tax reporting purposes. The entire loan balance, with any accrued interest, will be reported as income to the Internal Revenue Service ("IRS"). Once a loan has gone into default, regularly scheduled payments will not be accepted. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default and if such interest is not paid by December 31 of each year, it will be added to the outstanding balance of the loan and will be reported to the IRS. Contract Value equal to the amount of the accrued interest will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance will be deducted from Contract Value upon the Contractowner's attaining age 59 1/2. The Contract will be automatically terminated if the outstanding loan balance on a loan in default equals or exceeds the Withdrawal Value. The proceeds from the Contract will be used to repay the debt and any applicable withdrawal charge. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

   While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

   You should consult with your tax adviser on the effect of a loan.

   Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, Security Benefit intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Contractowners should contact their agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10 percent penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties," page 38.

   Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to your contributions made after December 31, 1988 under a salary reduction agreement begin only after you (i) reach age 59 1/2, (ii) separate from service, (iii) die, (iv) become disabled, or (v) incur a hardship. Furthermore, we may not distribute to you on account of hardship gains accrued after December 31, 1988 attributable to such contributions. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, or paying certain tuition expenses, that may ONLY be met by the distribution.

   If you own a Contract purchased as a Section 403(b) tax-sheltered annuity contract, you will not be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to your contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to your December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. You may be able to transfer your Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under your employer's Section 403(b) arrangement.

   The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters," page 31.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT -- If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Education Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals and groups as a non-tax qualified retirement plan and for individuals and groups which are Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon Security Benefit's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, you should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. SECURITY BENEFIT DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF SECURITY BENEFIT
AND THE SEPARATE ACCOUNT --

   GENERAL. Security Benefit intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of Security Benefit, Security Benefit will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

   CHARGE FOR SECURITY BENEFIT TAXES. A charge may be made for any federal taxes incurred by Security Benefit that are attributable to the Separate Account, the Subaccounts or to the operations of Security Benefit with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. Security Benefit will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for Security Benefit's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of Security Benefit or of income and expenses under the Contracts is ultimately determined to be other than what Security Benefit currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in Security Benefit's tax status.

   Under current laws, Security Benefit may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, Security Benefit reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

   DIVERSIFICATION STANDARDS. Each Series of SBL Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55 percent of the total assets of a Series may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Series, intends to comply with the diversification requirements of Section 817(h).


   In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contractowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.


   The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Contractowner has additional flexibility in allocating purchase payments and Contract Values. These differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, Security Benefit does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Security Benefit therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Subaccounts will be able to operate as currently described in the Prospectus, or that SBL Fund will not have to change any Series' investment objective or investment policies.

INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons," page 34 and "Diversification Standards," page 32. Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies Security Benefit of that election.

   SURRENDERS  OR  WITHDRAWALS  PRIOR TO THE  ANNUITY  COMMENCEMENT  DATE.  Code
Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Commencement Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

   SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY COMMENCEMENT DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

   For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

   PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10 percent of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancy) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

   If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item
(iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

   DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Commencement Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

   Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

   GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Commencement Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10 percent penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

   CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the purchase payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

   MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Commencement Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such contracts.

   In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Commencement
Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.


   POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).


   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, payee or other beneficiary who is not also the Owner, the selection of certain Annuity Commencement Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.


QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 401, 403(a), 403(b), 408 or 457 of the Code. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, Security Benefit may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, a Contractowner's beneficiary designation or elected payment option may not be enforceable.


   The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into Security Benefit's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

   The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

   SECTION 401. Code Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing and 401(k) plans) for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees and therefore eligible to participate in such plans. Retirement plans established in accordance with
Section 401 may permit the purchase of Contracts to provide benefits thereunder.

   In order for a retirement plan to be "qualified" under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting; (ii) not discriminate in favor of "highly compensated" employees;
(iii) provide  contributions or benefits that do not exceed certain limitations;
(iv) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (v) provide for distributions that comply with certain minimum distribution requirements; (vi) provide for certain spousal survivor benefits; and (vii) comply with numerous other qualification requirements.

   A retirement plan qualified under Code Section 401 may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

   Each employee's interest in a retirement plan qualified under Code Section 401 must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

   If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed within five years of the employee's death. However, the five-year rule will be deemed satisfied, if distributions begin before the close of the calendar year following the year of the employee's death to a designated beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2.

   If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

   Annuity  payments  distributed  from a retirement  plan qualified  under Code
Section 401 are taxable under Section 72 of the Code. Section 72 provides that the portion of each payment attributable to contributions that were taxable to the employee in the year made, if any, is excluded from gross income as a return of the employee's investment. The portion so excluded is determined by dividing the employee's investment in the plan by (1) the number of anticipated payments determined under a table set forth in Section 72 of the Code or (2) in the case of a contract calling for installment payments, the number of monthly annuity payments under such contract. The portion of each payment in excess of the exclusion amount is taxable as ordinary income. Once the employee's investment has been recovered, the full annuity payment will be taxable. If the employee should die prior to recovering his entire investment, the unrecovered investment will be allowed as a deduction on his final return. If the employee made no contributions that were taxable when made, the full amount of each annuity payment is taxable to him as ordinary income.

   A "lump-sum" distribution from a retirement plan qualified under Code Section 401 is eligible for favorable tax treatment. A "lump-sum" distribution means the distribution within one taxable year of the balance to the credit of the employee which becomes payable: (i) on account of the employee's death, (ii) after the employee attains age 59 1/2, (iii) on account of the employee's termination of employment (in the case of a common law employee only) or (iv) after the employee has become disabled (in the case of a self-employed person only).

   As a general rule, a lump-sum distribution is fully taxable as ordinary income except for an amount equal to the employee's investment, if any, which is recovered tax-free. However, special five-year averaging may be available, provided the employee has reached age 59 1/2 and has not previously elected to use income averaging. (Special five-year averaging has been repealed for distributions after 1999.) Special ten-year averaging and capital-gains treatment may be available to an employee who reached age 50 before 1986.

   Distributions from a retirement plan qualified under Code Section 401 may be eligible for a tax-free rollover to either another qualified retirement plan or to an individual retirement account or annuity (IRA). See "Rollovers," page 37.

   SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

   Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements.
Section 403(b) annuities are generally subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 401 of the Code. See "Section 401," page 35.

   A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. Numerous limitations apply to the amount of contributions that may be made to a Section 403(b) annuity contract. The applicable limit will depend upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

   Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) terminates employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

   Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to either another Section 403(b) annuity contract or to an individual retirement account or annuity (IRA). See "Rollovers," page 37.

   SECTIONS 408 AND 408A. INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from the new "Roth IRAs" which became available in 1998. (Roth IRAs are described on page 37.)

   IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed $2,000 (except in the case of a rollover contribution). Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits.

   Sale of the Contract for use with IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

   In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 401 of the Code; however, the required beginning date for traditional IRAs is generally the date that the Contractowner reaches age 70 1/2--the Contractowner's retirement date, if any, will not affect his or her required beginning date. See "Section 401," page 35. Distributions from IRAs are generally taxed under Code
Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution which bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

   Distributions from a traditional IRA may be eligible for a tax-free rollover to another traditional IRA. In certain cases, a distribution from a traditional IRA may be eligible to be rolled over to a retirement plan qualified under Code
Section 401(a) or a Section 403(b) annuity contract. See "Rollovers," page 37.

   SIMPLE INDIVIDUAL RETIREMENT ANNUITIES. The Small Business Job Protection Act of 1996 created a new retirement plan, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE plans). Depending upon the type of SIMPLE plan, employers may deposit the plan contributions into a single trust or into SIMPLE Individual Retirement Annuities ("SIMPLE IRA") established by each participant.

   Information on eligibility to participate in an employer's SIMPLE Plan will be included in the summary description of the plan furnished to the participants by their employer. Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions. On a pre-tax basis, participants may elect to contribute through salary deferrals up to $6,000 of their compensation to a SIMPLE IRA. In addition, employers are required to make either (1) a dollar-for-dollar matching contribution or (2) a nonelective contribution to their account each year. Finally, participants may roll over or transfer contributions to their SIMPLE IRA from another SIMPLE IRA.

   In general, SIMPLE IRAs are subject to a minimum distribution requirements similar to those applicable to retirement plans qualified under Section 401 of the Code; however, the required beginning date for SIMPLE IRAs is generally the date that the contractowner reaches age 70 1/2. The Contractowner's retirement date will not affect his or her required beginning date. Amounts used to purchase SIMPLE IRAs generally are excludable from the taxable income of the participant. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the participant.

   Distributions from a SIMPLE IRA may be eligible for a tax-free rollover or transfer to another SIMPLE IRA. However, a distribution from a SIMPLE IRA is NEVER eligible to be rolled over to a retirement plan qualified under Code
Section 401(a) or a Section 403(b) annuity contract.

   The IRS has not reviewed the Contract for qualification as a SIMPLE IRA, and has not addressed in a ruling of general applicability whether the death benefit provision such as the provision in the Contract comports with SIMPLE IRA qualification requirements.

   ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA, a new type of IRA which became available in 1998. The Contract may be purchased as a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals that meet certain requirements are not subject to federal income tax. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime.
Generally, however, the amount in a remaining Roth IRA must be distributed by the end of the fifth year after the death of the Contractowner.

   The IRS has not reviewed the Contract for qualification as a Roth IRA and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with Roth IRA qualification requirements.

   SECTION 457. Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes if those employees are participants in an eligible deferred compensation plan. A Section 457 plan may permit the purchase of Contracts to provide benefits thereunder.

   Although a participant under a Section 457 plan may be permitted to direct or choose methods of investment in the case of a tax-exempt employer sponsor, all amounts deferred under the plan, and any income thereon, remain solely the property of the employer and subject to the claims of its general creditors, until paid to the participant. The assets of a Section 457 plan maintained by a state or local government employer must be held in trust (or custodial account or an annuity contract) for the exclusive benefit of plan participants, who will be responsible for taxes upon distribution. A Section 457 plan must not permit the distribution of a participant's benefits until the participant attains age 70 1/2, terminates employment or incurs an "unforeseeable emergency."

   Section 457 plans are generally subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 401 of the Code. See "Section 401," page 35. Since under a Section 457 plan, contributions are generally excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence or other distributions are made. Distributions from a Section 457 plan are not eligible for tax-free rollovers.

   ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one Qualified Plan to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

   If any portion of the balance to the credit of an employee in a Section 401 plan or Section 403(b) plan is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution will not qualify as an eligible rollover distribution. A rollover must be completed within 60 days after receipt of the distribution.

   In the case of a Section 401 plan, an "eligible retirement plan" will be another retirement plan qualified under Code Section 401 or an individual retirement account or annuity under Code Section 408. With respect to a Section 403(b) plan, an "eligible retirement plan" will be another Section 403(b) plan or an individual retirement account or annuity described in Code Section 408.

   A Section 401 plan and a Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

   The owner of an IRA may make a tax-free rollover of any portion of the IRA. The rollover must be completed within 60 days of the distribution and generally may only be made to another IRA. However, an individual may receive a distribution from his or her IRA and within 60 days roll it over into a retirement plan qualified under Code Section 401(a) if all of the funds in the IRA are attributable to a rollover from a Section 401(a) plan. Similarly, a distribution from an IRA may be rolled over to a Section 403(b) plan only if all of the funds in the IRA are attributable to a rollover from a Section 403(b) annuity.

   TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10 percent of the taxable portion of the distribution. The 10 percent penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancy) of the employee and a designated beneficiary and which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that is rolled over or transferred in accordance with Code requirements; or (viii) that is transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

   The exception to the 10 percent penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10 percent penalty tax to pay health insurance premiums in certain cases. In addition, the 10 percent penalty tax is generally not applicable to distributions from a Section 457 plan. Starting January 1, 1998, there are two additional exceptions to the 10 percent penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

   MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50 percent tax on the amount that was not properly distributed.

   EXCESS DISTRIBUTION/ACCUMULATION TAX. The penalty tax of 15 percent which was imposed (in addition to any ordinary income tax) on large plan distributions and the "excess retirement accumulations" of an individual has been repealed, effective January 1, 1997.

   WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

   Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRA and
Section 457 plans) are generally subject to mandatory 20 percent income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible Qualified Plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10 percent rate. The recipient of such a distribution may elect not to have withholding apply.

   The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF SBL FUND SHARES -- You indirectly (through the Separate Account) purchase shares of the Series of SBL Fund when you allocate purchase payments to the Subaccounts. The Company owns shares of the Fund in the Separate Account for your benefit. Under current law, the Company will vote shares of the Fund held in the Subaccounts in accordance with voting instructions received from Owners having the right to give such instructions. You will have the right to give voting instructions to the extent that you have Account Value allocated to the particular Subaccount. The Company will vote all shares it owns through the Subaccount in the same proportion as the shares for which it receives voting instructions from Owners. The Company votes shares in accordance with its current understanding of the federal securities laws. If the Company later determines that it may vote shares of the Fund in its own right, it may elect to do so.

   Unless otherwise required by applicable law, the number of shares of a particular Series as to which you may give voting instructions to the Company is determined by dividing your Account Value in the corresponding Subaccount on a particular date by the net asset value per share of that Series as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

SUBSTITUTION OF INVESTMENTS -- Security Benefit reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Series of SBL Fund should no longer be available for investment, or if Security Benefit management believes further investment in shares of any or all of the Series of SBL Fund should become inappropriate in view of the purposes of the Contract, Security Benefit may substitute shares of another Series of SBL Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Security Benefit may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

   In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, Security Benefit will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

   Security Benefit also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Series of SBL Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. Security Benefit may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. Security Benefit may also eliminate or combine one or more Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   Subject to compliance with applicable law, Security Benefit may transfer assets to the General Account. Security Benefit also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount to another separate account or Subaccount.

   In the event of any such substitution or change, Security Benefit may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If Security Benefit believes it to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of Security Benefit or an affiliate thereof. Subject to compliance with applicable law, Security Benefit also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- Security Benefit reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. In addition, upon 30 days notice to the holder of a Group Contract, Security Benefit may make other changes to a Group Contract that will apply only to individuals who become participants after the effective date of the change.

REPORTS TO OWNERS -- Security Benefit will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. Security Benefit will also send confirmations upon purchase payments, transfers, loans, loan repayments, and full and partial withdrawals. Security Benefit may confirm certain transactions on a quarterly basis. These transactions include purchases made automatically from your bank account or pursuant to a salary reduction arrangement, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

   You will also receive an annual and semiannual report containing financial statements for SBL Fund, which will include a list of the portfolio securities of each Series, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

TELEPHONE TRANSFER PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset Reallocation option by telephone if the Telephone Transfer section of the application or an Authorization for Telephone Requests form ("Telephone Authorization") has been completed, signed, and filed at Security Benefit's Home Office. Security Benefit has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. Security Benefit's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. Security Benefit reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), you may not be able to request transfers by telephone and would have to submit written requests.

   By authorizing telephone transfers, you authorize Security Benefit to accept and act upon telephonic instructions for transfers involving your Contract. You agree that neither Security Benefit, any of its affiliates, nor SBL Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that Security Benefit effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. Security Benefit may discontinue, modify, or suspend the telephone transfer privilege at any time.

LEGAL PROCEEDINGS -- There are no legal proceedings pending to which the Separate Account is a party, or which would materially affect the Separate Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel, Security Benefit, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, Security Benefit's authority to issue the Contracts under Kansas law, and the validity of the forms of the Contracts under Kansas law.

PERFORMANCE INFORMATION

   Performance information for the Subaccounts, including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

   Current yield for the Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

   For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the administration charge, mortality and expense risk charge and contingent deferred sales charge and may simultaneously be shown for other periods.

   Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

   Although the Contracts were not available for purchase until June 8, 1984, the underlying investment vehicle of the Separate Account, SBL Fund, has been in existence since May 26, 1977. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of SBL Fund.

   Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donaghue Money Market Institutional Averages, the Lehman Brothers Government Corporate Index, the Morgan Stanley Capital International's EAFE Index or other indices measuring performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general or representative of a particular type of security: (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

   Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Series in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

   Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and (iii) Security Benefit's rating or a rating of Security Benefit's claim-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


FINANCIAL STATEMENTS -- Consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, and the financial statements of the Separate Account at December 31, 1999 and for each of the two years in the period ended December 31, 1999 are contained in the Statement of Additional Information.


STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries. The Table of Contents of the Statement of Additional Information is set forth below:

TABLE OF CONTENTS --

                                                                            Page

THE CONTRACT...............................................................   3
   Valuation of Accumulation Units.........................................   3
   Computation of Variable Annuity Payments................................   3
   Illustration............................................................   3
   Variations in Charges...................................................   4
   Termination of Contract.................................................   4
   Group Contracts.........................................................   4
PERFORMANCE INFORMATION....................................................   4
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX QUALIFIED RETIREMENT PLANS......   7
   Section 401.............................................................   7
   Section 403(b)..........................................................   7
   Section 408.............................................................   7
   Section 457.............................................................   7
ASSIGNMENT.................................................................   8
DISTRIBUTION OF THE CONTRACTS..............................................   8
SAFEKEEPING OF VARIFLEX ACCOUNT ASSETS.....................................   8
STATE REGULATION...........................................................   8
EXPERTS....................................................................   8
FINANCIAL STATEMENTS.......................................................   8

--------------------------------------------------------------------------------
                                    VARIFLEX
                           VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY-
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                   700 SW HARRISON, TOPEKA, KANSAS 66636-0001

                                 1-800-888-2461
                   THE DATE OF THIS SUPPLEMENT IS MAY 1, 2000

This Supplement updates certain information in the Prospectuses dated May 1, 1999, as supplemented July 23, 1999, for Variflex Variable Annuity Contracts offered by Security Benefit Life Insurance Company. Please read this Supplement carefully. You should attach this Supplement to your copy of the Prospectus and retain both for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 1-800-888-2461, extension 3112.

THE PROSPECTUS IS UPDATED BY REPLACING THE SUBACCOUNT INFORMATION ON PAGE 1 WITH THE FOLLOWING:

   You may allocate your purchase payments to one or more of the Subaccounts that comprise a separate account of Security Benefit called Variflex, or to the Fixed Account. Each Subaccount invests in a corresponding Series of the SBL Fund. The Subaccounts currently available under the Contract are:

               * Equity (formerly Growth)
               * Large Cap Value (formerly Growth-Income)
               * Money Market
               * Global (formerly Worldwide Equity)
               * Diversified Income (formerly High Grade Income)
               * Large Cap Growth
               * Enhanced Index
               * International
               * Mid Cap Growth (formerly Mid Cap)
               * Global Strategic Income
               * Capital Growth
               * Global Total Return
               * Managed Asset Allocation
               * Equity Income
               * High Yield
               * Small Cap Value
               * Social Awareness
               * Technology
               * Mid Cap Value (formerly Value)
               * Main Street Growth and Income(R)
               * Small Cap Growth (formerly Small Cap)
               * Select 25

--------------------------------------------------------------------------------
THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE
--------------------------------------------------------------------------------

THE SECTION ENTITLED "ANNUAL SBL FUND EXPENSES" AND THE SECTION ENTITLED "EXAMPLES", BOTH OF WHICH BEGIN ON PAGE 7 OF THE PROSPECTUS, ARE UPDATED BY REPLACING THEM WITH THE FOLLOWING:

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL SBL FUND EXPENSES (as a percentage of each Series' average daily net assets)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               ESTIMATED                           TOTAL MUTUAL FUND
                                                                            BROKERAGE PLAN                             EXPENSES
                                                                             DISTRIBUTION            OTHER          (AFTER EXPENSE
                                                        ADVISORY FEE(1)     (12B-1) FEES(2)       EXPENSES(3)      REIMBURSEMENTS(4)
Equity (Series A) .......................................    0.75%               0.01%               0.06%               0.82%
Large Cap Value (Series B) ..............................    0.75%               0.02%               0.07%               0.84%
Money Market (Series C) .................................    0.50%               0.00%               0.07%               0.57%
Global (Series D) .......................................    1.00%               0.00%               0.21%               1.21%
Diversified Income (Series E) ...........................    0.75%               0.00%               0.07%               0.82%
Large Cap Growth (Series G) .............................    1.00%               0.00%               0.36%               1.36%
Enhanced Index (Series H) ...............................    0.75%               0.00%               0.29%               1.04%
International (Series I) ................................    1.10%               0.00%               1.15%               2.25%
Mid Cap Growth (Series J) ...............................    0.75%               0.01%               0.07%               0.83%
Global Strategic Income (Series K) ......................    0.75%               0.00%               0.87%               1.62%
Capital Growth (Series L) ...............................    1.00%               0.00%               0.36%               1.36%
Global Total Return (Series M) ..........................    1.00%               0.00%               0.36%               1.36%
Managed Asset Allocation (Series N) .....................    1.00%               0.00%               0.17%               1.17%
Equity Income (Series O) ................................    1.00%               0.00%               0.09%               1.09%
High Yield Series (Series P) ............................    0.75%               0.00%               0.11%               0.86%
Small Cap Value (Series Q) ..............................    1.00%               0.00%               0.36%               1.36%
Social Awareness (Series S) .............................    0.75%               0.01%               0.07%               0.83%
Technology (Series T) ...................................    1.00%               0.00%               0.95%               1.95%
Mid Cap Value (Series V) ................................    0.75%               0.02%               0.09%               0.86%
Main Street Growth and Income(R)(Series W) ..............    1.00%               0.00%               0.22%               1.22%
Small Cap Growth (Series X) .............................    1.00%               0.00%               0.33%               1.33%
Select 25 (Series Y)                                         0.75%               0.01%               0.22%               0.98%
------------------------------------------------------------------------------------------------------------------------------------

1. During the fiscal year ended  December 31, 1999,  the  Investment  Adviser waived the advisory fees of Series P and Series X. The
   Investment  Adviser  ceased waiving the advisory fee of Series X effective  December 1, 1999.  There can be no assurance that the
   Investment  Adviser will continue to waive Series P's advisory fee.  Expense  information for Series P and X has been restated to reflect the fees that would have been applicable had there been no fee waiver.

2. Amounts  included  as  distribution  expenses  under this  caption  are  estimates  of the  amounts to be  received by the Fund's distributor  under the Brokerage Plan in the current fiscal year in connection  with the purchase and sale of securities  held by the Fund.

3. "Other  Expenses"  for Series G, Series H,  Series I, Series L, Series Q, Series T, Series W and Series Y are based on  estimated amounts for the current fiscal year.

4. Total  expenses  for  Series I reflect  fee  waivers  and/or  reimbursement  of  expenses.  In the  absence  of such  waivers  or reimbursements, Series I's actual expenses would have been 4.2%.

---------------------------------------------------------------------------------------------------------------------------------

EXAMPLES -- The following examples show the expenses that you would pay at the end of one, three, five or ten years (except for the Large Cap Growth, Enhanced Index, International, Capital Growth, Small Cap Value, Technology, Main Street Growth and Income(R), and Select 25 Subaccounts which show expenses for only the one and three year periods). The information presented applies if, at the end of those time periods, the Contract is (1) surrendered, or (2) annuitized or otherwise not surrendered. The examples show expenses based upon an allocation of $1,000 to each of the Subaccounts and a hypothetical return of 5 percent.

   YOU SHOULD NOT CONSIDER THE FOLLOWING EXAMPLES A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE 5 PERCENT RETURN ASSUMED IN THE EXAMPLES IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ACTUAL RETURNS, WHICH MAY BE GREATER OR LESSER THAN THE ASSUMED AMOUNT.

Example -- You would pay the expenses shown below assuming full withdrawal of your Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
                                                  1        3        5       10
                                                YEAR     YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Equity Subaccount ...........................   $101     $125     $155     $246
Large Cap Value Subaccount ..................    102      126      155      247
Money Market Subaccount .....................    100      119      142      221
Global Subaccount ...........................    106      137      175      286
Diversified Income Subaccount ...............    102      126      155      247
Large Cap Growth Subaccount .................    107      141      ---      ---
Enhanced Index Subaccount ...................    104      132      ---      ---
International Subaccount ....................    116      166      ---      ---
Mid Cap Growth Subaccount ...................    102      126      155      247
Global Strategic Income Subaccount ..........    110      149      195      326
Capital Growth Subaccount ...................    107      141      ---      ---
Global Total Return Subaccount ..............    107      141      182      301
Managed Asset Allocation Subaccount .........    105      136      173      283
Equity Income Subaccount ....................    104      134      169      274
High Yield Subaccount .......................    102      127      157      251
Small Cap Value Subaccount ..................    107      141      ---      ---
Social Awareness Subaccount .................    102      126      155      247
Technology Subaccount .......................    113      158      ---      ---
Mid Cap Value Subaccount ....................    102      127      156      249
Main Street Growth and Income(R) Subaccount .    106      137      ---      ---
Small Cap Growth Subaccount .................    107      141      181      298
Select 25 Subaccount ........................    103      130      ---      ---
--------------------------------------------------------------------------------

Example -- You would pay the expenses shown below assuming NO withdrawals from your Contract:

--------------------------------------------------------------------------------
                                                  1        3        5       10
                                                YEAR     YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Equity Subaccount ...........................   $22      $ 67     $114     $246
Large Cap Value Subaccount ..................    22        67      115      247
Money Market Subaccount .....................    19        60      102      221
Global Subaccount ...........................    26        79      135      286
Diversified Income Subaccount ...............    22        67      115      247
Large Cap Growth Subaccount .................    27        84      ---      ---
Enhanced Index Subaccount ...................    24        74      ---      ---
International Subaccount ....................    36       110      ---      ---
Mid Cap Growth Subaccount ...................    22        67      115      247
Global Strategic Income Subaccount ..........    30        91      155      326
Capital Growth Subaccount ...................    27        84      ---      ---
Global Total Return Subaccount ..............    27        84      142      301
Managed Asset Allocation Subaccount .........    25        78      133      283
Equity Income Subaccount ....................    24        75      129      274
High Yield Subaccount .......................    22        69      117      251
Small Cap Value Subaccount ..................    27        84      ---      ---
Social Awareness Subaccount .................    22        67      115      247
Technology Subaccount .......................    33       101      ---      ---
Mid Cap Value Subaccount ....................    22        68      116      249
Main Street Growth and Income(R) Subaccount .    26        79      ---      ---
Small Cap Growth Subaccount .................    27        83      141      298
Select 25 Subaccount ........................    23        72      ---      ---
--------------------------------------------------------------------------------

Example - You would pay the expenses shown below assuming full withdrawal of your Variflex Contract - 401(k) and 408(k) at the end of the applicable time period:

--------------------------------------------------------------------------------
                                                  1        3        5       10
                                                YEAR     YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Equity Subaccount ...........................   $102     $145     $185     $246
Large Cap Value Subaccount ..................    102      146      185      247
Money Market Subaccount .....................     99      139      172      221
Global Subaccount ...........................    105      157      205      286
Diversified Income Subaccount ...............    102      146      185      247
Large Cap Growth Subaccount .................    107      161      ---      ---
Enhanced Index Subaccount ...................    104      152      ---      ---
International Subaccount ....................    116      185      ---      ---
Mid Cap Growth Subaccount ...................    102      146      185      247
Global Strategic Income Subaccount ..........    110      168      225      327
Capital Growth Subaccount ...................    107      161      ---      ---
Global Total Return Subaccount ..............    107      161      212      301
Managed Asset Allocation Subaccount .........    105      155      203      283
Equity Income Subaccount ....................    105      153      199      274
High Yield Subaccount .......................    102      147      187      251
Small Cap Value Subaccount ..................    107      161      ---      ---
Social Awareness Subaccount .................    102      146      185      247
Technology Subaccount .......................    113      177      ---      ---
Mid Cap Value Subaccount ....................    102      146      186      249
Main Street Growth and Income(R) Subaccount .    106      157      ---      ---
Small Cap Growth Subaccount .................    107      160      211      298
Select 25 Subaccount ........................    103      150      ---      ---
--------------------------------------------------------------------------------

Example -- You would pay the expenses shown below assuming NO withdrawals from your Variflex Contract - 401(k) and 408(k):

--------------------------------------------------------------------------------
                                                  1        3        5       10
                                                YEAR     YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Equity Subaccount ...........................   $22      $ 67     $115     $246
Large Cap Value Subaccount ..................    22        67      115      247
Money Market Subaccount .....................    19        60      102      221
Global Subaccount ...........................    26        79      135      286
Diversified Income Subaccount ...............    22        67      115      247
Large Cap Growth Subaccount .................    27        84      ---      ---
Enhanced Index Subaccount ...................    24        74      ---      ---
International Subaccount ....................    36       110      ---      ---
Mid Cap Growth Subaccount ...................    22        67      115      247
Global Strategic Income Subaccount ..........    30        91      155      326
Capital Growth Subaccount ...................    27        84      ---      ---
Global Total Return Subaccount ..............    27        84      142      301
Managed Asset Allocation Subaccount .........    25        78      133      283
Equity Income Subaccount ....................    24        75      129      274
High Yield Subaccount .......................    22        69      117      251
Small Cap Value Subaccount ..................    27        84      ---      ---
Social Awareness Subaccount .................    22        67      115      247
Technology Subaccount .......................    33       101      ---      ---
Mid Cap Value Subaccount ....................    22        68      116      249
Main Street Growth and Income(R) Subaccount .    26        79      ---      ---
Small Cap Growth Subaccount .................    27        83      141      298
Select 25 Subaccount ........................    23        72      ---      ---
--------------------------------------------------------------------------------

THE SECTION ENTITLED "CONDENSED FINANCIAL INFORMATION", ON PAGE 9 OF THE PROSPECTUS, IS UPDATED BY REPLACING IT WITH THE FOLLOWING:

CONDENSED FINANCIAL INFORMATION

The following condensed financial information presents accumulation unit values for each of the years in the ten-year period ended December 31, 1999, as well as ending accumulation units outstanding for Qualified and Non-Qualified Contracts under the Subaccounts.

------------------------------------------------------------------------------------------------------------------------------------
QUALIFIED CONTRACTS        1999(F)     1998       1997       1996     1995(D)(E)    1994       1993     1992(C)  1991(A)(B)   1990
------------------------------------------------------------------------------------------------------------------------------------
EQUITY SUBACCOUNT
Accumulation unit value:
  Beginning of period        $72.11     $58.19     $45.76     $37.75     $27.94     $28.75     $25.59     $23.30    $17.33    $19.45
  End of period              $77.04     $72.11     $58.19     $45.76     $37.75     $27.94     $28.75     $25.59    $23.30    $17.33
Accumulation units
  outstanding at the
  end of period          12,075,377 11,996,953 11,293,953 10,310,079  9,203,332  7,723,910  6,900,722  6,640,177 5,420,372 4,616,955
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE
SUBACCOUNT
Accumulation unit value:
  Beginning of period        $61.86     $58.22     $46.58     $39.88     $31.03     $32.37     $29.89     $28.47    $20.92    $22.16
  End of period              $62.24     $61.86     $58.22     $46.58     $39.88     $31.03     $32.37     $29.89    $28.47    $20.92
Accumulation units
  outstanding at the
  end of period           2,276,284 14,055,295 15,086,547 15,264,292 14,963,215 14,312,801 13,236,948 11,381,462 8,753,337 6,449,776
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SUBACCOUNT
Accumulation unit value:
  Beginning of period        $19.71     $18.97     $18.26     $17.59     $16.89     $16.48     $16.26     $15.94    $15.27    $14.33
  End of period              $20.38     $19.71     $18.97     $18.26     $17.59     $16.89     $16.48     $16.26    $15.94    $15.27
Accumulation units
  outstanding at the
  end of period           3,379,114  3,068,671  2,479,744  3,252,140  2,989,809  3,578,026  2,680,809  2,373,251 2,161,924 1,913,734
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SUBACCOUNT
Accumulation unit value:
  Beginning of period        $18.11     $15.26     $14.51     $12.51     $11.42     $11.25     $ 8.65      $8.99     $8.07    $10.57
  End of period              $27.49     $18.11     $15.26     $14.51     $12.51     $11.42     $11.25      $8.65     $8.99   $  8.07
Accumulation units
  outstanding at the
  end of period          12,753,536 12,848,790  2,804,601 11,881,450 10,236,349  9,361,197  5,863,967  2,070,715   917,833   466,703
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DIVERSIFIED INCOME
SUBACCOUNT
Accumulation unit value:
  Beginning of period        $25.16     $23.58     $21.69     $22.11     $18.87     $20.52     $18.44     $17.37    $15.04    $14.26
  End of period              $23.92     $25.16     $23.58    $21.69      $22.11     $18.87     $20.52     $18.44    $17.37    $15.04
Accumulation units
  outstanding at the
  end of period           3,698,583  3,419,362  3,446,850  3,673,833  3,912,046  3,891,426  3,731,587  2,912,605 2,255,909 1,673,154
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ENHANCED INDEX SUBACCOUNT
Accumulation unit value:
  Beginning of period        $10.00      ---        ---        ---        ---        ---        ---        ---       ---       ---
  End of period              $11.14      ---        ---        ---        ---        ---        ---        ---       ---       ---
Accumulation units
  outstanding at the
  end of period             564,455      ---        ---        ---        ---        ---        ---        ---       ---       ---
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SUBACCOUNT
Accumulation unit value:
  Beginning of period        $10.00      ---        ---        ---        ---        ---        ---        ---       ---       ---
  End of period              $12.89      ---        ---        ---        ---        ---        ---        ---       ---       ---
Accumulation units
  outstanding at the
  end of period              95,065      ---        ---        ---        ---        ---        ---        ---       ---       ---
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH SUBACCOUNT
Accumulation unit value:
  Beginning of period        $24.90     $21.37     $18.03     $15.46     $13.10     $13.97     $12.44     $10.00     ---       ---
  End of period              $39.83     $24.91     $21.37     $18.03     $15.46     $13.10     $13.97     $12.44     ---       ---
Accumulation units
  outstanding at the
  end of period           6,970,985  6,781,176  6,738,379  5,563,881  4,387,739  3,947,047  2,131,858    455,105     ---       ---
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL STRATEGIC INCOME
SUBACCOUNT
Accumulation unit value:
  Beginning of period        $13.20     $12.50     $12.00     $10.69     $10.00      ---        ---        ---       ---       ---
  End of period              $13.19     $13.20     $12.50     $12.00     $10.69      ---        ---        ---       ---       ---
Accumulation units
  outstanding at the
  end of period             362,783    398,409    425,354    306,339    129,589      ---        ---        ---       ---       ---
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GLOBAL TOTAL RETURN
SUBACCOUNT
Accumulation unit value:
  Beginning of period        $14.01     $12.59     $12.01     $10.64     $10.00      ---        ---        ---       ---       ---
  End of period              $15.78     $14.01     $12.59     $12.01     $10.64      ---        ---        ---       ---       ---
Accumulation units
  outstanding at the
  end of period           1,363,679  1,545,270  1,672,896  1,274,106    611,652      ---        ---        ---       ---       ---
------------------------------------------------------------------------------------------------------------------------------------
MANAGED ASSET ALLOCATION
SUBACCOUNT
Accumulation unit value:
  Beginning of period        $16.26     $13.89     $11.87     $10.66     $10.00      ---        ---        ---       ---       ---
  End of period              $17.63     $16.26     $13.89     $11.87     $10.66      ---        ---        ---       ---       ---
Accumulation units
  outstanding at the
  end of period           2,289,208  1,950,323  1,057,271    626,179    295,053      ---        ---        ---       ---       ---
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME SUBACCOUNT
Accumulation unit value:
  Beginning of period        $18.83     $17.49     $13.78     $11.62     $10.00      ---        ---        ---       ---       ---
  End of period              $19.19     $18.83     $17.49     $13.78     $11.62      ---        ---        ---       ---       ---
Accumulation units
  outstanding at the
  end of period           5,492,102  5,369,499  4,135,375  2,016,966    604,325      ---        ---        ---       ---       ---
------------------------------------------------------------------------------------------------------------------------------------
HIGH YEILD SUBACCOUNT
Accumulation unit value:
  Beginning of period        $12.43      ---        ---        ---        ---        ---        ---        ---       ---       ---
  End of period              $12.43      ---        ---        ---        ---        ---        ---        ---       ---       ---
Accumulation units
  outstanding at the
  end of period              89,145      ---        ---        ---        ---        ---        ---        ---       ---       ---
------------------------------------------------------------------------------------------------------------------------------------
SOCIAL AWARENESS
SUBACCOUNT
Accumulation unit value:
  Beginning of period        $29.50     $22.72     $18.75     $15.97     $12.65     $13.31     $12.04     $10.47    $10.00     ---
  End of period              $34.16     $29.50     $22.72     $18.75     $15.97     $12.65     $13.31     $12.04    $10.47     ---
Accumulation units
  outstanding at the
  end of period           4,298,149  3,152,738  2,531,119  2,083,090  1,615,845  1,344,063    993,233    513,953   127,699     ---
------------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE SUBACCOUNT
Accumulation unit value:
  Beginning of period        $14.89      ---        ---        ---        ---        ---        ---        ---       ---       ---
  End of period              $17.62      ---        ---        ---        ---        ---        ---        ---       ---       ---
Accumulation units
  outstanding at the
  end of period             577,404      ---        ---        ---        ---        ---        ---        ---       ---       ---
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH
SUBACCOUNT
Accumulation uni value:
  Beginning of period        $10.31      ---        ---        ---        ---        ---        ---       ---        ---       ---
  End of period              $19.48      ---        ---        ---        ---        ---        ---       ---        ---       ---
Accumulation units
  outstanding at the
  end of period             992,293      ---        ---        ---        ---        ---        ---       ---        ---       ---
------------------------------------------------------------------------------------------------------------------------------------
SELECT 25 SUBACCOUNT
Accumulation unit value:
  Beginning of period        $10.00      ---        ---        ---        ---        ---        ---       ---        ---       ---
  End of period              $12.27      ---        ---        ---        ---        ---        ---       ---        ---       ---
Accumulation units
  outstanding at the
  end of period           1,226,865      ---        ---        ---        ---        ---        ---       ---        ---       ---
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NON-QUALIFIED CONTRACTS    1999(F)      1998       1997       1996    1995(D)(E)    1994       1993     1992(C)  1991(A)(B)   1990
------------------------------------------------------------------------------------------------------------------------------------
EQUITY SUBACCOUNT
Accumulation unit value:
  Beginning of period        $72.07     $58.17     $45.74     $37.74     $27.92     $28.74     $25.58     $23.30    $17.32    $19.45
  End of period              $77.00     $72.07     $58.17     $45.74     $37.74     $27.92     $28.74     $25.58    $23.30    $17.32
Accumulation units
  outstanding at the
  end of period           2,537,119  2,665,560  2,652,767  2,575,426  2,306,163  1,578,797  1,483,618 1,766,896  1,328,865   952,806
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LARGE CAP VALUE
SUBACCOUNT
Accumulation unit value:
  Beginning of period        $61.81     $58.17     $46.54     $39.84     $31.00     $32.34     $29.87     $28.44    $20.91    $22.16
  End of period              $62.18     $61.81     $58.17     $46.54     $39.84     $31.00     $32.34     $29.87    $28.44    $20.91
Accumulation units
  outstanding at the
  end of period           2,867,661  3,323,526  3,653,913  3,721,884  3,669,299  3,515,364  3,262,600  2,560,986 1,774,534 1,293,121
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SUBACCOUNT
Accumulation unit value:
  Beginning of period        $19.71     $18.98     $18.26     $17.59     $16.89     $16.48     $16.26     $15.94    $15.28    $14.32
  End of period              $20.38     $19.71     $18.98     $18.26     $17.59     $16.89     $16.48     $16.26    $15.94    $15.28
Accumulation units
  outstanding at the
  end of period           1,790,781  1,314,658  1,089,550  1,681,230  1,469,153  2,475,349  1,913,212  1,031,855 1,000,378   954,107
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SUBACCOUNT
Accumulation unit value:
  Beginning of period        $18.11     $15.26     $14.51     $12.51     $11.42     $11.25     $ 8.65      $8.99     $8.07    $10.57
  End of period              $27.49     $18.11     $15.26     $14.51     $12.51     $11.42     $11.25      $8.65     $8.99    $  .07
Accumulation units
  outstanding at the
  end of period           3,373,269  3,724,722  3,730,734  3,484,411  3,140,486  2,803,304  2,150,932    678,110   279,878   125,010
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED INCOME
SUBACCOUNT
Accumulation unit value:
  Beginning of period        $25.14     $23.56     $21.67     $22.09     $18.85     $20.50     $18.42     $17.36    $15.02    $14.25
  End of period              $23.90     $25.14     $23.56     $21.67     $22.09     $18.85     $20.50     $18.42    $17.36    $15.02
Accumulation units
  outstanding at the
  end of period           1,121,142  1,321,999  1,535,471  1,377,342  1,325,159  1,392,830  1,290,268    962,775   784,496   582,285
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ENHANCED INDEX SUBACCOUNT
Accumulation unit value:
  Beginning of period        $10.00      ---        ---        ---        ---       ---         ---        ---       ---       ---
  End of period              $11.14      ---        ---        ---        ---       ---         ---        ---       ---       ---
Accumulation units
  outstanding at the
  end of period             148,669      ---        ---        ---        ---       ---         ---        ---       ---       ---
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SUBACCOUNT
Accumulation unit value:
  Beginning of period        $10.00      ---        ---        ---        ---       ---         ---       ---        ---       ---
  End of period              $12.89      ---        ---        ---        ---       ---         ---       ---        ---       ---
Accumulation units
  outstanding at the
  end of period              27,983      ---        ---        ---        ---       ---         ---       ---        ---       ---
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH SUBACCOUNT
Accumulation unit value:
  Beginning of period        $24.89     $21.36     $18.03     $15.46     $13.09     $13.96     $12.44     $10.00     ---       ---
  End of period              $39.81     $24.89     $21.36     $18.03     $15.46     $13.09     $13.96     $12.44     ---       ---
Accumulation units
  outstanding at the
  end of period           1,930,663  2,140,621  2,019,008  1,559,302  1,248,987  1,211,099    610,801     68,338     ---       ---
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL STRATEGIC INCOME
SUBACCOUNT
Accumulation unit value:
  Beginning of period        $13.20     $12.49     $12.00     $10.69     $10.00      ---        ---        ---       ---       ---
  End of period              $13.19     $13.20     $12.49     $12.00     $10.69      ---        ---        ---       ---       ---
Accumulation units
  outstanding at the
  end of period             155,100    180,061    212,934    178,818     74,528      ---        ---        ---       ---       ---
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL TOTAL RETURN
SUBACCOUNT
Accumulation unit value:
  Beginning of period        $14.01     $12.59     $12.00     $10.64     $10.00      ---        ---        ---       ---       ---
  End of period              $15.77     $14.01     $12.59     $12.00     $10.64      ---        ---        ---       ---       ---
Accumulation units
  outstanding at the
  end of period             501,463    585,003    687,020    532,893    297,967      ---        ---        ---       ---       ---
------------------------------------------------------------------------------------------------------------------------------------
MANAGED ASSET ALLOCATION
SUBACCOUNT
Accumulation unit value:
  Beginning of period        $16.26     $13.89     $11.87     $10.66     $10.00      ---        ---        ---       ---       ---
  End of period              $17.63     $16.26     $13.89     $11.87     $10.66      ---        ---        ---       ---       ---
Accumulation units
  outstanding at the
  end of period             742,405    585,003    459,560     374,276    226,555     ---        ---        ---       ---       ---
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME SUBACCOUNT
Accumulation unit value:
  Beginning of period        $18.83     $17.48     $13.78     $11.62     $10.00      ---        ---        ---       ---       ---
  End of period              $19.18     $18.83     $17.48     $13.78     $11.62      ---        ---        ---       ---       ---
Accumulation units
  outstanding at the
  end of period           1,379,765  1,427,599  1,257,818    710,206    234,242      ---        ---        ---       ---       ---
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD SUBACCOUNT
Accumulation unit value:
  Beginning of period        $12.43      ---        ---        ---        ---        ---        ---        ---       ---       ---
  End of period              $12.43      ---        ---        ---        ---        ---        ---        ---       ---       ---
Accumulation units
  outstanding at the
  end of period              95,775      ---        ---        ---        ---        ---        ---        ---       ---       ---
------------------------------------------------------------------------------------------------------------------------------------
SOCIAL AWARENESS
SUBACCOUNT
Accumulation unit value:
  Beginning of period        $29.51     $22.73     $18.75     $15.98     $12.66     $13.31     $12.04     $10.47    $10.00     ---
  End of period              $34.17     $29.51     $22.73     $18.75     $15.98     $12.66     $13.31     $12.04    $10.47     ---
Accumulation units
  outstanding at the
  end of period           1,188,307  1,036,280    904,831    746,852    612,235    543,287    389,861    226,145    98,344     ---
------------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE SUBACCOUNT
Accumulation unit value:
  Beginning of period        $14.89      ---        ---        ---        ---        ---        ---        ---       ---       ---
  End of period              $17.62      ---        ---        ---        ---        ---        ---        ---       ---       ---
Accumulation units
  outstanding at the
  end of period             189,495      ---        ---        ---        ---        ---        ---        ---       ---       ---
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH
SUBACCOUNT
Accumulation unit value:
  Beginning of period        $10.31      ---        ---        ---        ---        ---        ---        ---       ---       ---
  End of period              $19.48      ---        ---        ---        ---        ---        ---        ---       ---       ---
Accumulation units
  outstanding at the
  end of period             319,874      ---        ---        ---        ---        ---        ---        ---       ---       ---
------------------------------------------------------------------------------------------------------------------------------------
SELECT 25 SUBACCOUNT
Accumulation unit value:
  Beginning of period        $10.00      ---        ---        ---        ---        ---        ---        ---       ---       ---
  End of period              $12.24      ---        ---        ---        ---        ---        ---        ---       ---       ---
Accumulation units
  outstanding at the
  end of period             318,343      ---        ---        ---        ---        ---        ---        ---       ---       ---
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(a) Social Awareness Subaccount was first publicly offered on May 1, 1991.

(b) Effective May 1, 1991, the investment  objective of Global  Subaccount was changed from high current income to long-term capital growth through investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

(c) Mid Cap Growth  Subaccount was first  publicly  offered on October 1, 1992.

(d) Global Strategic Income, Global Total Return, Managed Asset Allocation and Equity Income Subaccounts were first publicly offered on June 1, 1995.

(e) Effective June 1, 1995, the investment  objective of Large Cap Value  Subaccount was changed from seeking to provide income with secondary emphasis on capital appreciation to seeking long-term growth of capital with secondary emphasis on income.

(f) Accumulation  unit values for Enhanced Index,  International  and Select 25 Subaccounts are for the period May 3, 1999 (the date first publicly offered) to December 31, 1999.

---------------------------------------------------------------------------------------------------------------------------------

The supplement is preceded or accompanied by the 1999 Annual Report to Contractowners, which contains audited financial statements of the Variflex Separate Account for the year ended December 31, 1999.

THE SECTION ENTITLED "SBL FUND" AND THE DESCRIPTION OF THE INVESTMENT OBJECTIVES THAT FOLLOW, WHICH BEGINS ON PAGE 13 OF THE PROSPECTUS, IS UPDATED BY REPLACING IT WITH THE FOLLOWING:

SBL FUND -- SBL Fund is an open-end management investment company of the series type. It is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Fund. SBL Fund currently has twenty-two separate portfolios ("Series"), each of which pursues different investment objectives and policies.

   Shares of the Fund currently are offered only for purchase by separate accounts of Security Benefit to serve as an investment medium for variable life insurance policies and variable annuity contracts issued by Security Benefit. Thus, SBL Fund serves as an investment medium for both variable life insurance policies and variable annuity contracts. This is called "mixed funding." Shares of SBL Fund also may be sold in the future to separate accounts of other insurance companies, both affiliated and not affiliated with Security Benefit. This is called "shared funding." Security Benefit currently does not foresee any disadvantages to Contractowners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts for which SBL Fund serves as an investment medium might at some time be in conflict. However, Security Benefit, the Fund's Board of Directors, and any other insurance companies that participate in SBL Fund in the future are required to monitor events in order to identify any material conflicts that arise from the use of the Fund for mixed and/or shared funding. SBL Fund's Board of Directors is required to determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, Security Benefit might be required to withdraw the investment of one or more of its separate accounts from SBL Fund. This might force the Fund to sell securities at disadvantageous prices.

   A summary of the investment objective of each Series of SBL Fund is set forth below. We cannot assure that any Series will achieve its objective. More detailed information is contained in the accompanying prospectus of SBL Fund, including information on the risks associated with the investments and investment techniques of each Series.

   SBL FUND'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

SERIES A (EQUITY SERIES) -- Amounts that you allocate to the Equity Subaccount are invested in Series A. The investment objective of Series A is to seek long-term capital growth by investing in a broadly diversified portfolio of common stocks, securities convertible into common stocks, preferred stocks, bonds and other debt securities.

SERIES B (LARGE CAP VALUE SERIES) -- Amounts that you allocate to the Large Cap Value Subaccount are invested in Series B. Series B seeks long-term growth of capital with secondary emphasis on income by investing in various types of securities, including common stocks, convertible securities, preferred stocks and debt securities. Series B's investments in debt securities may include securities rated below investment grade. Series B may also temporarily invest in government bonds or commercial paper.

SERIES C (MONEY MARKET SERIES) -- Amounts that you allocate to the Money Market Subaccount are invested in Series C. The investment objective of Series C is to provide as high a level of current income as is consistent with preserving capital. It invests in high quality money market instruments with maturities of not longer than thirteen months.

SERIES D (GLOBAL SERIES) -- Amounts that you allocate to the Global Subaccount are invested in Series D. The investment objective of Series D is to seek long-term growth of capital primarily through investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

SERIES E (DIVERSIFIED INCOME SERIES) -- Amounts that you allocate to the Diversified Income Subaccount are invested in Series E. The investment objective of Series E is to provide current income with security of principal. Series E seeks to achieve this investment objective by investing primarily in a diversified portfolio of investment-grade debt securities. The debt securities in which Series E invests will primarily be domestic securities, but may also include dollar denominated foreign securities.

SERIES G (LARGE CAP GROWTH SERIES) -- Amounts that you allocate to the Large Cap Growth Subaccount are invested in Series G. The investment objective of Series G is to seek long-term capital growth by investing primarily in equity securities of large capitalization companies (defined as companies whose total market value is at least $5 billion at the time of purchase).

SERIES H (ENHANCED INDEX SERIES) -- Amounts that you allocate to the Enhanced Index Subaccount are invested in Series H. The investment objective of Series H is to seek to outperform the S&P 500 Index through stock selection resulting in different weightings of common stocks relative to the index.

SERIES I (INTERNATIONAL SERIES) -- Amounts that you allocate to the International Subaccount are invested in Series I. The investment objective of Series I is to seek long-term capital appreciation by investing primarily in non-U.S. equity securities and other securities with equity characteristics.

SERIES J (MID CAP GROWTH SERIES) -- Amounts that you allocate to the Mid Cap Growth Subaccount are invested in Series J. The investment objective of Series J is to seek capital appreciation through investment in a broadly diversified portfolio of securities which may include common stocks, preferred stocks, debt securities and securities convertible into common stocks.

SERIES K (GLOBAL STRATEGIC INCOME SERIES) -- Amounts that you allocate to the Global Strategic Income Subaccount are invested in Series K. The investment objective of Series K is to seek high current income and, as a secondary objective, capital appreciation by investing in a combination of foreign and domestic high-yield, lower rated debt securities (commonly known as "junk bonds").

SERIES L (CAPITAL GROWTH SERIES)-- Amounts that you allocate to the Capital Growth Series are invested in Series L. The investment objective of Series L is to seek growth of capital by pursuing aggressive investment policies primarily in equity securities of U. S. companies.

SERIES M (GLOBAL TOTAL RETURN SERIES) -- Amounts that you allocate to the Global Total Return Subaccount are invested in Series M. The investment objective of Series M is to seek high total return consisting of capital appreciation and current income. Series M seeks this objective through asset allocation and security selection by investing in a diversified portfolio of global equity and bond securities.

SERIES N (MANAGED ASSET ALLOCATION SERIES) -- Amounts that you allocate to the Managed Asset Allocation Subaccount are invested in Series N. The investment objective of Series N is to seek a high level of total return by investing primarily in a diversified portfolio of debt and equity securities.

SERIES O (EQUITY INCOME SERIES) -- Amounts that you allocate to the Equity Income Subaccount are invested in Series O. The investment objective of Series O is to seek to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies.

SERIES P (HIGH YIELD SERIES) -- Amounts that you allocate to the High Yield Subaccount are invested in Series P. The investment objective of Series P is to seek high current income. Capital appreciation is a secondary objective. Series P seeks its objectives by investing primarily in higher yielding, higher risk debt securities (commonly referred to as "junk bonds").

SERIES Q (SMALL CAP VALUE SERIES) -- Amounts that you allocate to the Small Cap Value Series are invested in Series Q. The investment objective of Series Q is to seek capital growth by investing in securities of small capitalization companies (defined as companies with a market capitalization substantially similar to that of companies in the Russell 2500TM Index at the time of investment).

SERIES S (SOCIAL AWARENESS SERIES) -- Amounts that you allocate to the Social Awareness Subaccount are invested in Series S. The investment objective of Series S is to seek capital appreciation by investing in various types of securities which meet certain social criteria established for the Series. The Series also may invest in companies that are included in the Domini 400 Social IndexSM, which companies will be deemed to comply with the Series' social criteria. Series S will invest in a diversified portfolio of common stocks, convertible securities and preferred stocks.

SERIES T (TECHNOLOGY SERIES) -- Amounts that you allocate to the Technology Subaccount are invested in Series T. The investment objective of Series T is to seek long-term capital appreciation by investing in the equity securities of technology companies.

SERIES V (MID CAP VALUE SERIES) -- Amounts that you allocate to the Mid Cap Value Subaccount are invested in Series V. The investment objective of Series V is to seek long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks. The Series will invest in stocks that the Investment Adviser believes are undervalued relative to assets, earnings, growth potential or cash flow.

SERIES W (MAIN STREET GROWTH AND INCOME(R) SERIES) -- Amounts that you allocate to the Main Street Growth and Income(R) Subaccount are invested in Series W. The investment objective of Series W is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

SERIES X (SMALL CAP GROWTH SERIES) -- Amounts that you allocate to the Small Cap Growth Subaccount are invested in Series X. The investment objective of Series X is to seek long-term growth of capital by investing primarily in domestic and foreign equity securities of small capitalization companies (defined as companies with a market capitalization substantially similar to that of companies in the Russell 2000TM Growth Index at the time of investment).

SERIES Y (SELECT 25 SERIES) -- Amounts that you allocate to the Select 25 Subaccount are invested in Series Y. The investment objective of Series Y is to seek long-term growth of capital by concentrating its investments in a core position of 20-30 common stocks of growth companies which have exhibited consistent above average earnings growth.

THE SECTION ENTITLED "INVESTMENT ADVISER", ON PAGE 15 OF THE PROSPECTUS, IS REPLACED WITH THE FOLLOWING:

THE INVESTMENT ADVISER -- Security Management Company, LLC, 700 SW Harrison Street, Topeka, Kansas 66636, serves as Investment Adviser to each Series of SBL Fund. The Investment Adviser is registered with the SEC as an investment adviser. The Investment Adviser has engaged OppenheimerFunds, Inc., Two World Trade Center, New York, New York 10048-0203, to provide investment advisory services to Global Series and Main Street Growth and Income(R) Series; Bankers Trust Company, 130 Liberty Street, New York, New York 10006 to provide investment advisory services to Enhanced Index Series and International Series; Wellington Management Company LLP, 75 State Street, Boston, Massachusetts 02109 to provide investment advisory services to Global Strategic Income Series, Global Total Return Series and Technology Series; T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202 to provide investment advisory services to Managed Asset Allocation Series and Equity Income Series; Strong Capital Management Corporation, 900 Heritage Reserve, Menomonee, Wisconsin 53051 to provide investment advisory services to Small Cap Value Series and Small Cap Growth Series ; and Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105 to provide investment advisory services to Capital Growth Series.

THE PROSPECTUS IS UPDATED BY REPLACING THE FIFTH PARAGRAPH, UNDER THE SECTION ENTITLED "FULL AND PARTIAL WITHDRAWALS", ON PAGE 18, WITH THE FOLLOWING:

   Security Benefit will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Contractowner's instructions to Security Benefit. If a Contractowner does not specify the allocation, Security Benefit will deduct the withdrawal from the Contract Value in the Subaccounts and the Fixed Account in the following order:
Money Market Subaccount, Diversified Income Subaccount, High Yield Subaccount, Global Strategic Income Subaccount, Managed Asset Allocation Subaccount, Equity Income Subaccount, Global Total Return Subaccount, Large Cap Value Subaccount, Main Street Growth and Income(R) Subaccount, Equity Subaccount, Large Cap Growth Subaccount, Enhanced Index Subaccount, Capital Growth Subaccount, Select 25 Subaccount, Social Awareness Subaccount, Mid Cap Value Subaccount, Mid Cap Growth Subaccount, Global Subaccount, International Subaccount, Technology Subaccount, Small Cap Value Subaccount and Small Cap Growth Subaccount and then from the Fixed Account. The value of each account will be depleted before the next account is charged.

THE PROSPECTUS IS UPDATED BY REPLACING THE THIRD PARAGRAPH, UNDER THE SECTION ENTITLED "SYSTEMATIC WITHDRAWALS", ON PAGE 19, WITH THE FOLLOWING:

   Security Benefit will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated from the Contractowner's Contract Value in the Subaccounts and the Fixed Account, as directed by the Contractowner. If a Contractowner does not specify the allocation, the systematic withdrawal will be deducted from the Contract Value in the Subaccounts and the Fixed Account in the following order:
Money Market Subaccount, Diversified Income Subaccount, High Yield Subaccount, Global Strategic Income Subaccount, Managed Asset Allocation Subaccount, Equity Income Subaccount, Global Total Return Subaccount, Large Cap Value Subaccount, Main Street Growth and Income(R) Subaccount, Equity Subaccount, Large Cap Growth Subaccount, Enhanced Index Subaccount, Capital Growth Subaccount, Select 25 Subaccount, Social Awareness Subaccount, Mid Cap Value Subaccount, Mid Cap Growth Subaccount, Global Subaccount, International Subaccount, Technology Subaccount, Small Cap Value Subaccount and Small Cap Growth Subaccount and then from the Fixed Account. The value of each account will be depleted before the next account is charged.

THE SECTION ENTITLED "FINANCIAL STATEMENTS" ON PAGE 39 OF THE PROSPECTUS, IS UPDATED BY REPLACING IT WITH THE FOLLOWING:

FINANCIAL STATEMENTS -- Consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, and the financial statements of the Separate Account at December 31, 1999 and for each of the two years in the period ended December 31, 1999 are contained in the Statement of Additional Information.

--------------------------------------------------------------------------------
                                    VARIFLEX
                           VARIABLE ANNUITY CONTRACTS

                                   Issued by-
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                   700 SW HARRISON, TOPEKA, KANSAS 66636-0001

                                 1-800-888-2461
                   THE DATE OF THIS SUPPLEMENT IS MAY 1, 2000

This Supplement updates certain information in the Prospectuses dated May 1, 1999, as supplemented July 23, 1999, for Variflex Variable Annuity Contracts offered by Security Benefit Life Insurance Company. Please read this Supplement carefully. You should attach this Supplement to your copy of the Prospectus and retain both for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 1-800-888-2461, extension 3112.

THE PROSPECTUS IS UPDATED BY REPLACING THE SUBACCOUNT INFORMATION ON PAGE 1 WITH THE FOLLOWING:

   You may allocate your purchase payments to one or more of the Subaccounts that comprise a separate account of Security Benefit called Variflex, or to the Fixed Account. Each Subaccount invests in a corresponding Series of the SBL Fund. The Subaccounts currently available under the Contract are:

               *  Equity (formerly Growth)
               *  Large Cap Value (formerly Growth-Income)
               *  Money Market
               *  Global (formerly Worldwide Equity)
               *  Diversified Income (formerly High Grade Income)
               *  Mid Cap Growth (formerly Mid Cap)
               *  Global Strategic Income
               *  Global Total Return
               *  Managed Asset Allocation
               *  Equity Income
               *  Social Awareness

THE SECTION ENTITLED "ANNUAL SBL FUND EXPENSES" AND THE SECTION ENTITLED "EXAMPLES", BOTH OF WHICH BEGIN ON PAGE 7 OF THE PROSPECTUS, ARE UPDATED BY REPLACING THEM WITH THE FOLLOWING:

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL SBL FUND EXPENSES (AS A PERCENTAGE OF EACH SERIES' AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 ESTIMATED
                                                                              BROKERAGE PLAN
                                                                                DISTRIBUTION           OTHER            TOTAL MUTUAL
                                                           ADVISORY FEE       (12B-1) FEES(1)         EXPENSES         FUND EXPENSES
Equity (Series A) .........................................    0.75%               0.01%               0.06%               0.82%
Large Cap Value (Series B) ................................    0.75%               0.02%               0.07%               0.84%
Money Market (Series C) ...................................    0.50%               0.00%               0.07%               0.57%
Global (Series D) .........................................    1.00%               0.00%               0.21%               1.21%
Diversified Income (Series E) .............................    0.75%               0.00%               0.07%               0.82%
Mid Cap Growth (Series J) .................................    0.75%               0.01%               0.07%               0.83%
Global Strategic Income (Series K) ........................    0.75%               0.00%               0.87%               1.62%
Global Total Return (Series M) ............................    1.00%               0.00%               0.36%               1.36%
Managed Asset Allocation (Series N) .......................    1.00%               0.00%               0.17%               1.17%
Equity Income (Series O) ..................................    1.00%               0.00%               0.09%               1.09%
Social Awareness (Series S) ...............................    0.75%               0.01%               0.07%               0.83%
------------------------------------------------------------------------------------------------------------------------------------

1. Amounts  included  as  distribution  expenses  under this  caption  are  estimates  of the  amounts to be  received by the Fund's distributor  under the Brokerage Plan in the current fiscal year in connection  with the purchase and sale of securities  held by the Fund.

---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

Examples -- The following examples show the expenses that you would pay at the end of one, three, five or ten years. The information presented applies if, at the end of those time periods, the Contract is (1) surrendered, or (2) annuitized or otherwise not surrendered. The examples show expenses based upon an allocation of $1,000 to each of the Subaccounts and a hypothetical return of 5 percent.

     YOU SHOULD NOT CONSIDER THE FOLLOWING EXAMPLES A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE 5 PERCENT RETURN ASSUMED IN THE EXAMPLES IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ACTUAL RETURNS, WHICH MAY BE GREATER OR LESSER THAN THE ASSUMED AMOUNT.

Example -- You would pay the expenses shown below assuming full withdrawal of your Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
                                                1        3         5        10
                                              YEAR     YEARS     YEARS     YEARS
--------------------------------------------------------------------------------
Equity Subaccount .........................   $101     $125      $155      $246
Large Cap Value Subaccount ................    102      126       155       247
Money Market Subaccount ...................    100      119       142       221
Global Subaccount .........................    106      137       175       286
Diversified Income Subaccount .............    102      126       155       247
Mid Cap Growth Subaccount .................    102      126       155       247
Global Strategic Income Subaccount ........    110      149       195       326
Global Total Return Subaccount ............    107      141       182       301
Managed Asset Allocation Subaccount .......    105      136       173       283
Equity Income Subaccount ..................    104      134       169       274
Social Awareness Subaccount ...............    102      126       155       247
--------------------------------------------------------------------------------

Example -- You would pay the expenses shown below assuming no withdrawals from your Contract:

--------------------------------------------------------------------------------
                                                1        3         5        10
                                              YEAR     YEARS     YEARS     YEARS
--------------------------------------------------------------------------------
Equity Subaccount .........................   $22       $67      $114      $246
Large Cap Value Subaccount ................    22        67       115       247
Money Market Subaccount ...................    19        60       102       221
Global Subaccount .........................    26        79       135       286
Diversified Income Subaccount .............    22        67       115       247
Mid Cap Growth Subaccount .................    22        67       115       247
Global Strategic Income Subaccount ........    30        91       155       326
Global Total Return Subaccount ............    27        84       142       301
Managed Asset Allocation Subaccount .......    25        78       133       283
Equity Income Subaccount ..................    24        75       129       274
Social Awareness Subaccount ...............    22        67       115       247
--------------------------------------------------------------------------------

Example - You would pay the expenses shown below assuming full withdrawal of your Variflex Contract - 401(k) and 408(k) at the end of the applicable time period:

--------------------------------------------------------------------------------
                                                1        3         5        10
                                              YEAR     YEARS     YEARS     YEARS
--------------------------------------------------------------------------------
Equity Subaccount .........................   $102     $145      $185      $246
Large Cap Value Subaccount ................    102      146       185       247
Money Market Subaccount ...................     99      139       172       221
Global Subaccount .........................    105      157       205       286
Diversified Income Subaccount .............    102      146       185       247
Mid Cap Growth Subaccount .................    102      146       185       247
Global Strategic Income Subaccount ........    110      168       225       327
Global Total Return Subaccount ............    107      161       212       301
Managed Asset Allocation Subaccount .......    105      155       203       283
Equity Income Subaccount ..................    105      153       199       274
Social Awareness Subaccount ...............    102      146       185       247
--------------------------------------------------------------------------------

Example -- You would pay the expenses shown below assuming no withdrawals from your Variflex Contract - 401(k) and 408(k):

--------------------------------------------------------------------------------
                                                1        3         5        10
                                              YEAR     YEARS     YEARS     YEARS
--------------------------------------------------------------------------------
Equity Subaccount .........................   $22       $67      $115      $246
Large Cap Value Subaccount ................    22        67       115       247
Money Market Subaccount ...................    19        60       102       221
Global Subaccount .........................    26        79       135       286
Diversified Income Subaccount .............    22        67       115       247
Mid Cap Growth Subaccount .................    22        67       115       247
Global Strategic Income Subaccount ........    30        91       155       326
Global Total Return Subaccount ............    27        84       142       301
Managed Asset Allocation Subaccount .......    25        78       133       283
Equity Income Subaccount ..................    24        75       129       274
Social Awareness Subaccount ...............    22        67       115       247
--------------------------------------------------------------------------------

THE SECTION ENTITLED "CONDENSED FINANCIAL INFORMATION", ON PAGE 9 OF THE PROSPECTUS, IS UPDATED BY REPLACING IT WITH THE FOLLOWING:

CONDENSED FINANCIAL INFORMATION

The following condensed financial information presents accumulation unit values for each of the years in the ten-year period ended December 31, 1999, as well as ending accumulation units outstanding for Qualified and Non-Qualified Contracts under the Subaccounts.

------------------------------------------------------------------------------------------------------------------------------------
QUALIFIED CONTRACTS        1999       1998       1997       1996    1995(D)(E)    1994       1993      1992(C)   1991(A)(B)   1990
------------------------------------------------------------------------------------------------------------------------------------
EQUITY SUBACCOUNT
Accumulation unit value:
   Beginning of period      $72.11     $58.19     $45.76     $37.75     $27.94     $28.75     $25.59     $23.30     $17.33    $19.45
   End of period            $77.04     $72.11     $58.19     $45.76     $37.75     $27.94     $28.75     $25.59     $23.30    $17.33
Accumulation units
   outstanding at the
   end of period        12,075,377 11,996,953 11,293,953 10,310,079  9,203,332  7,723,910  6,900,722  6,640,177  5,420,372 4,616,955
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE
SUBACCOUNT
Accumulation unit value:
   Beginning of period      $61.86     $58.22     $46.58     $39.88     $31.03     $32.37     $29.89     $28.47     $20.92    $22.16
   End of period            $62.24     $61.86     $58.22     $46.58     $39.88     $31.03     $32.37     $29.89     $28.47    $20.92
Accumulation units
   outstanding at the
   end of period        12,276,284 14,055,295 15,086,547 15,264,292 14,963,215 14,312,801 13,236,948 11,381,462  8,753,337 6,449,776
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SUBACCOUNT
Accumulation unit value:
   Beginning of period      $19.71     $18.97     $18.26     $17.59     $16.89     $16.48     $16.26     $15.94     $15.27    $14.33
   End of period            $20.38     $19.71     $18.97     $18.26     $17.59     $16.89     $16.48     $16.26     $15.94    $15.27
Accumulation units
   outstanding at the
   end of period         3,379,114  3,068,671  2,479,744  3,252,140  2,989,809  3,578,026  2,680,809  2,373,251  2,161,924 1,913,734
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SUBACCOUNT
Accumulation unit value:
   Beginning of period      $18.11     $15.26     $14.51     $12.51     $11.42     $11.25     $ 8.65      $8.99      $8.07    $10.57
   End of period            $27.49     $18.11     $15.26     $14.51     $12.51     $11.42     $11.25      $8.65      $8.99    $ 8.07
Accumulation units
   outstanding at the
   end of period        12,753,536 12,848,790 12,804,601 11,881,450 10,236,349  9,361,197  5,863,967  2,070,715    917,833   466,703
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED INCOME
SUBACCOUNT
Accumulation unit value:
   Beginning of period      $25.16     $23.58     $21.69     $22.11     $18.87     $20.52     $18.44     $17.37     $15.04    $14.26
   End of period            $23.92     $25.16     $23.58     $21.69     $22.11     $18.87     $20.52     $18.44     $17.37    $15.04
Accumulation units
   outstanding at the
   end of period         3,698,583  3,419,362  3,446,850  3,673,833  3,912,046  3,891,426  3,731,587  2,912,605  2,255,909 1,673,154
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH
SUBACCOUNT
Accumulation uni value:
   Beginning of period      $24.90     $21.37     $18.03     $15.46     $13.10     $13.97     $12.44     $10.00     ---       ---
   End of period            $39.83     $24.91     $21.37     $18.03     $15.46     $13.10     $13.97     $12.44     ---       ---
Accumulation units
   outstanding at the
   end of period         6,970,985  6,781,176  6,738,379  5,563,881  4,387,739  3,947,047  2,131,858    455,105     ---       ---
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL STRATEGIC INCOME
SUBACCOUNT
Accumulation unit value:
   Beginning of period      $13.20     $12.50     $12.00     $10.69     $10.00     ---        ---        ---        ---       ---
   End of period            $13.19     $13.20     $12.50     $12.00     $10.69     ---        ---        ---        ---       ---
Accumulation units
   outstanding at the
   end of period           362,783    398,409    425,354    306,339    129,589     ---        ---        ---        ---       ---
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL TOTAL RETURN
SUBACCOUNT
Accumulation unit value:
   Beginning of period      $14.01     $12.59     $12.01     $10.64     $10.00     ---        ---        ---        ---       ---
   End of period            $15.78     $14.01     $12.59     $12.01     $10.64     ---        ---        ---        ---       ---
Accumulation units
   outstanding at the
   end of period         1,363,679  1,545,270  1,672,896  1,274,106    611,652     ---        ---        ---        ---       ---
------------------------------------------------------------------------------------------------------------------------------------
MANAGED ASSET ALLOCATION
SUBACCOUNT
Accumulation unit value:
   Beginning of period      $16.26     $13.89     $11.87     $10.66     $10.00     ---        ---       ---         ---       ---
   End of period            $17.63     $16.26     $13.89     $11.87     $10.66     ---        ---       ---         ---       ---
Accumulation units
   outstanding at the
   end of period         2,289,208  1,950,323  1,057,271    626,179    295,053     ---        ---       ---         ---       ---
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period      $18.83     $17.49     $13.78     $11.62     $10.00     ---        ---       ---         ---       ---
   End of period            $19.19     $18.83     $17.49     $13.78     $11.62     ---        ---       ---         ---       ---
Accumulation units
   outstanding at the
   end of period         5,492,102  5,369,499  4,135,375  2,016,966    604,325     ---        ---       ---         ---       ---
------------------------------------------------------------------------------------------------------------------------------------
SOCIAL AWARENES
SUBACCOUNT
Accumulation unit value:
   Beginning of period      $29.50     $22.72     $18.75     $15.97     $12.65    $13.31      $12.04     $10.47     $10.00    ---
   End of period            $34.16     $29.50     $22.72     $18.75     $15.97    $12.65      $13.31     $12.04     $10.47    ---
Accumulation units
   outstanding at the
   end of period         4,298,149  3,152,738  2,531,119  2,083,090  1,615,845  1,344,063    993,233    513,953    127,699    ---
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NON-QUALIFIED CONTRACTS     1999       1998       1997       1996    1995(D)(E)     1994       1993     1992(C)  1991(A)(B)   1990
------------------------------------------------------------------------------------------------------------------------------------
EQUITY SUBACCOUNT
Accumulation unit value:
   Beginning of period      $72.07     $58.17     $45.74     $37.74     $27.92     $28.74     $25.58     $23.30     $17.32    $19.45
   End of period            $77.00     $72.07     $58.17     $45.74     $37.74     $27.92     $28.74     $25.58     $23.30    $17.32
Accumulation units
   outstanding at the
   end of period         2,537,119  2,665,560  2,652,767  2,575,426  2,306,163  1,578,797  1,483,618  1,766,896  1,328,865   952,806
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE
SUBACCOUNT
Accumulation unit value:
   Beginning of period      $61.81     $58.17     $46.54     $39.84     $31.00     $32.34     $29.87     $28.44     $20.91    $22.16
   End of period            $62.18     $61.81     $58.17     $46.54     $39.84     $31.00     $32.34     $29.87     $28.44    $20.91
Accumulation units
   outstanding at the
   end of period         2,867,661  3,323,526  3,653,913  3,721,884  3,669,299  3,515,364  3,262,600  2,560,986  1,774,534 1,293,121
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SUBACCOUNT
Accumulation uni value:
   Beginning of period      $19.71     $18.98     $18.26     $17.59     $16.89     $16.48     $16.26     $15.94     $15.28    $14.32
   End of period            $20.38     $19.71     $18.98     $18.26     $17.59     $16.89     $16.48     $16.26     $15.94    $15.28
Accumulation units
   outstanding at the
   end of period         1,790,781  1,314,658  1,089,550  1,681,230  1,469,153  2,475,349  1,913,212  1,031,855  1,000,378   954,107
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SUBACCOUNT
Accumulation uni value:
   Beginning of period      $18.11     $15.26     $14.51     $12.51     $11.42     $11.25     $ 8.65      $8.99      $8.07    $10.57
   End of period            $27.49     $18.11     $15.26     $14.51     $12.51     $11.42     $11.25      $8.65      $8.99    $ 8.07
Accumulation units
   outstanding at the
   end of period         3,373,269  3,724,722  3,730,734  3,484,411  3,140,486  2,803,304  2,150,932    678,110    279,878   125,010
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED INCOME
SUBACCOUNT
Accumulation unit value:
   Beginning of period      $25.14     $23.56     $21.67     $22.09     $18.85     $20.50     $18.42     $17.36     $15.02    $14.25
   End of period            $23.90     $25.14     $23.56     $21.67     $22.09     $18.85     $20.50     $18.42     $17.36    $15.02
Accumulation units
   outstanding at the
   end of period         1,121,142  1,321,999  1,535,471  1,377,342  1,325,159  1,392,830  1,290,268    962,775    784,496   582,285
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH
SUBACCOUNT
Accumulation unit value:
   Beginning of period      $24.89     $21.36     $18.03     $15.46     $13.09     $13.96     $12.44     $10.00     ---       ---
   End of period            $39.81     $24.89     $21.36     $18.03     $15.46     $13.09     $13.96     $12.44     ---       ---
Accumulation units
   outstanding at the
   end of period         1,930,663  2,140,621  2,019,008  1,559,302  1,248,987  1,211,099    610,801     68,338     ---       ---
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL STRATEGIC INCOME
 SUBACCOUNT
Accumulation unit value:
   Beginning of period      $13.20     $12.49     $12.00     $10.69     $10.00     ---        ---        ---        ---       ---
   End of period            $13.19     $13.20     $12.49     $12.00     $10.69     ---        ---        ---        ---       ---
Accumulation units
   outstanding at the
   end of period           155,100    180,061    212,934    178,818     74,528     ---        ---        ---        ---       ---
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL TOTAL RETURN
SUBACCOUNT
Accumulation unit value:
   Beginning of period      $14.01     $12.59     $12.00     $10.64     $10.00     ---        ---        ---        ---       ---
   End of period            $15.77     $14.01     $12.59     $12.00     $10.64     ---        ---        ---        ---       ---
Accumulation units
   outstanding at the
   end of period           501,463    585,003    687,020    532,893    297,967     ---        ---        ---        ---       ---
------------------------------------------------------------------------------------------------------------------------------------
MANAGED ASSET ALLOCATION
SUBACCOUNT
Accumulation unit value:
   Beginning of period      $16.26     $13.89     $11.87     $10.66     $10.00     ---        ---        ---        ---       ---
   End of period            $17.63     $16.26     $13.89     $11.87     $10.66     ---        ---        ---        ---       ---
Accumulation units
   outstanding at the
   end of period           742,405    739,827    459,560    374,276    226,555     ---        ---       ---         ---       ---
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period      $18.83     $17.48     $13.78     $11.62     $10.00     ---        ---        ---        ---       ---
   End of period            $19.18     $18.83     $17.48     $13.78     $11.62     ---        ---        ---        ---       ---
Accumulation units
   outstanding at the
   end of period         1,379,765  1,427,599  1,257,818    710,206    234,242     ---        ---        ---        ---       ---
------------------------------------------------------------------------------------------------------------------------------------
SOCIAL AWARENESS
SUBACCOUNT
Accumulation unit value:
   Beginning of period      $29.51     $22.73     $18.75     $15.98     $12.66     $13.31     $12.04     $10.47     $10.00    ---
   End of period            $34.17     $29.51     $22.73     $18.75     $15.98     $12.66     $13.31     $12.04     $10.47    ---
Accumulation units
   outstanding at the
   end of period         1,188,307  1,036,280    904,831    746,852    612,235    543,287    389,861    226,145     98,344    ---
------------------------------------------------------------------------------------------------------------------------------------

(a) Social Awareness Subaccount was first publicly offered on May 1, 1991.

(b) Effective May 1, 1991, the investment  objective of Global  Subaccount was changed from high current income to long-term capital growth through investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

(c) Mid Cap Growth Subaccount was first publicly offered on October 1, 1992.

(d) Global Strategic Income, Global Total Return, Managed Asset Allocation and Equity Income Subaccounts were first publicly offered on June 1, 1995.

(e) Effective June 1, 1995, the investment  objective of Large Cap Value  Subaccount was changed from seeking to provide income with secondary emphasis on capital appreciation to seeking long-term growth of capital with secondary emphasis on income.

------------------------------------------------------------------------------------------------------------------------------------

The supplement is preceded or accompanied by the 1999 Annual Report to Contractowners, which contains audited financial statements of the Variflex Separate Account for the year ended December 31, 1999.

THE SECTION ENTITLED "SBL FUND" AND THE DESCRIPTION OF THE INVESTMENT OBJECTIVES THAT FOLLOW, WHICH BEGINS ON PAGE 13 OF THE PROSPECTUS, IS UPDATED BY REPLACING IT WITH THE FOLLOWING:

SBL FUND -- SBL Fund is an open-end management investment company of the series type. It is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Fund. Each Series of SBL Fund pursues a different investment objective and has different policies.

   Shares of the Fund currently are offered only for purchase by separate accounts of Security Benefit to serve as an investment medium for variable life insurance policies and variable annuity contracts issued by Security Benefit. Thus, SBL Fund serves as an investment medium for both variable life insurance policies and variable annuity contracts. This is called "mixed funding." Shares of SBL Fund also may be sold in the future to separate accounts of other insurance companies, both affiliated and not affiliated with Security Benefit. This is called "shared funding." Security Benefit currently does not foresee any disadvantages to Contractowners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts for which SBL Fund serves as an investment medium might at some time be in conflict. However, Security Benefit, the Fund's Board of Directors, and any other insurance companies that participate in SBL Fund in the future are required to monitor events in order to identify any material conflicts that arise from the use of the Fund for mixed and/or shared funding. SBL Fund's Board of Directors is required to determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, Security Benefit might be required to withdraw the investment of one or more of its separate accounts from SBL Fund. This might force the Fund to sell securities at disadvantageous prices.

   A summary of the investment objective of each Series of SBL Fund is set forth below. We cannot assure that any Series will achieve its objective. More detailed information is contained in the accompanying prospectus of SBL Fund, including information on the risks associated with the investments and investment techniques of each Series.

   SBL FUND'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

SERIES A (EQUITY SERIES) -- Amounts that you allocate to the Equity Subaccount are invested in Series A. The investment objective of Series A is to seek long-term capital growth by investing in a broadly diversified portfolio of common stocks, securities convertible into common stocks, preferred stocks, bonds and other debt securities.

SERIES B (LARGE CAP VALUE SERIES) -- Amounts that you allocate to the Large Cap Value Subaccount are invested in Series B. Series B seeks long-term growth of capital with secondary emphasis on income by investing in various types of securities, including common stocks, convertible securities, preferred stocks and debt securities. Series B's investments in debt securities may include securities rated below investment grade. Series B may also temporarily invest in government bonds or commercial paper.

SERIES C (MONEY MARKET SERIES) -- Amounts that you allocate to the Money Market Subaccount are invested in Series C. The investment objective of Series C is to provide as high a level of current income as is consistent with preserving capital. It invests in high quality money market instruments with maturities of not longer than thirteen months.

SERIES D (GLOBAL SERIES) -- Amounts that you allocate to the Global Subaccount are invested in Series D. The investment objective of Series D is to seek long-term growth of capital primarily through investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

SERIES E (DIVERSIFIED INCOME SERIEs) -- Amounts that you allocate to the Diversified Income Subaccount are invested in Series E. The investment objective of Series E is to provide current income with security of principal. Series E seeks to achieve this investment objective by investing primarily in a diversified portfolio of investment-grade debt securities. The debt securities in which Series E invests will primarily be domestic securities, but may also include dollar denominated foreign securities.

SERIES J (MID CAP GROWTH SERIES) -- Amounts that you allocate to the Mid Cap Growth Subaccount are invested in Series J. The investment objective of Series J is to seek capital appreciation through investment in a broadly diversified portfolio of securities which may include common stocks, preferred stocks, debt securities and securities convertible into common stocks.

SERIES K (GLOBAL STRATEGIC INCOME SERIES) -- Amounts that you allocate to the Global Strategic Income Subaccount are invested in Series K. The investment objective of Series K is to seek high current income and, as a secondary objective, capital appreciation by investing in a combination of foreign and domestic high-yield, lower rated debt securities (commonly known as "junk bonds").

SERIES M (GLOBAL TOTAL RETURN SERIES) -- Amounts that you allocate to the Global Total Return Subaccount are invested in Series M. The investment objective of Series M is to seek high total return consisting of capital appreciation and current income. Series M seeks this objective through asset allocation and security selection by investing in a diversified portfolio of global equity and bond securities.

SERIES N (MANAGED ASSET ALLOCATION SERIES) -- Amounts that you allocate to the Managed Asset Allocation Subaccount are invested in Series N. The investment objective of Series N is to seek a high level of total return by investing primarily in a diversified portfolio of debt and equity securities.

SERIES O (EQUITY INCOME SERIES) -- Amounts that you allocate to the Equity Income Subaccount are invested in Series O. The investment objective of Series O is to seek to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies.

SERIES S (SOCIAL AWARENESS SERIES) -- Amounts that you allocate to the Social Awareness Subaccount are invested in Series S. The investment objective of Series S is to seek capital appreciation by investing in various types of securities which meet certain social criteria established for the Series. The Series also may invest in companies that are included in the Domini 400 Social IndexSM, which companies will be deemed to comply with the Series' social criteria. Series S will invest in a diversified portfolio of common stocks, convertible securities and preferred stocks.

THE SECTION ENTITLED "INVESTMENT ADVISER", ON PAGE 15 OF THE PROSPECTUS, IS REPLACED WITH THE FOLLOWING:

THE INVESTMENT ADVISER -- Security Management Company, LLC, 700 SW Harrison Street, Topeka, Kansas 66636, serves as Investment Adviser to each Series of SBL Fund. The Investment Adviser is registered with the SEC as an investment adviser. The Investment Adviser has engaged OppenheimerFunds, Inc., Two World Trade Center, New York, New York 10048-0203, to provide investment advisory services to Global Series; Wellington Management Company LLP, 75 State Street, Boston, Massachusetts 02109 to provide investment advisory services to Global Strategic Income Series and Global Total Return Series; and T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202 to provide investment advisory services to Managed Asset Allocation Series and Equity Income Series.

THE PROSPECTUS IS UPDATED BY REPLACING THE FIFTH PARAGRAPH, UNDER THE SECTION ENTITLED "FULL AND PARTIAL WITHDRAWALS", ON PAGE 18, WITH THE FOLLOWING:

   Security Benefit will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Contractowner's instructions to Security Benefit. If a Contractowner does not specify the allocation, Security Benefit will deduct the withdrawal from the Contract Value in the Subaccounts and the Fixed Account in the following order:
Money Market Subaccount, Diversified Income Subaccount, Global Strategic Income Subaccount, Managed Asset Allocation Subaccount, Equity Income Subaccount, Global Total Return Subaccount, Large Cap Value Subaccount, Equity Subaccount, Social Awareness Subaccount, Mid Cap Growth Subaccount, Global Subaccount, and then from the Fixed Account. The value of each account will be depleted before the next account is charged.

THE PROSPECTUS IS UPDATED BY REPLACING THE THIRD PARAGRAPH, UNDER THE SECTION ENTITLED "SYSTEMATIC WITHDRAWALS", ON PAGE 19, WITH THE FOLLOWING:

   Security Benefit will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated from the Contractowner's Contract Value in the Subaccounts and the Fixed Account, as directed by the Contractowner. If a Contractowner does not specify the allocation, Security Benefit will deduct the withdrawal from the Contract Value in the Subaccounts and the Fixed Account in the following order:
Money Market Subaccount, Diversified Income Subaccount, Global Strategic Income Subaccount, Managed Asset Allocation Subaccount, Equity Income Subaccount, Global Total Return Subaccount, Large Cap Value Subaccount, Equity Subaccount, Social Awareness Subaccount, Mid Cap Growth Subaccount, Global Subaccount, and then from the Fixed Account. The value of each account will be depleted before the next account is charged.

THE SECTION ENTITLED "FINANCIAL STATEMENTS" ON PAGE 39 OF THE PROSPECTUS, IS UPDATED BY REPLACING IT WITH THE FOLLOWING:

Financial Statements -- Consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, and the financial statements of the Separate Account at December 31, 1999 and for each of the two years in the period ended December 31, 1999 are contained in the Statement of Additional Information.

SECURITY BENEFIT LIFE INSURANCE COMPANY
A Member of The Security Benefit Group of Companies
700 SW Harrison, Topeka, Kansas 66636-0001


                                    VARIFLEX
                           VARIABLE ANNUITY CONTRACTS





STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2000
RELATING TO THE PROSPECTUS DATED May 1, 2000,
AS IT MAY BE SUPPLEMENTED FROM TIME TO TIME
(785) 431-3112
(800) 888-2461

--------------------------------------------------------------------------------

SECURITY BENEFIT LIFE INSURANCE COMPANY
A Member of The Security Benefit Group of Companies
700 SW Harrison, Topeka, Kansas 66636-0001

                                    VARIFLEX
                           VARIABLE ANNUITY CONTRACTS

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                   May 1, 2000

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Variflex Variable Annuity Contracts (the "Contract") offered by Security Benefit Life Insurance Company ("Security Benefit"). You may obtain a copy of the Prospectus dated May 1, 2000, by calling (785) 431-3112, or writing to Security Benefit Life Insurance Company, 700 SW Harrison, Topeka, Kansas 66636-0001. Terms used in the current Prospectus for the Contract are incorporated in this Statement.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                TABLE OF CONTENTS

                                                            Page

The Contract...............................................   3
   Valuation of Accumulation Units.........................   3
   Computation of Variable Annuity Payments................   3
   Illustration............................................   3
   Variations in Charges...................................   4
   Termination of Contract.................................   4
   Group Contracts.........................................   4
Performance Information....................................   4
Limits on Purchase Payments Paid
Under Tax-Qualified Retirement Plans.......................   7
   Section 401.............................................   7
   Section 403(b)..........................................   7
   Section 408.............................................   7
   Section 457.............................................   7
Assignment.................................................   8
Distribution of the Contracts..............................   8
Safekeeping of Variflex Account Assets.....................   8
State Regulation...........................................   8
Experts....................................................   8
Financial Statements.......................................   8

THE CONTRACT

The  following  provides  additional   information  about  the  Contracts  which
supplements the description in the Prospectus and which may be of interest to some Contractowners.

VALUATION OF ACCUMULATION UNITS -- The objective of a Variable Annuity is to provide level payments during periods when the market is relatively stable and to reflect as increased payments only the excess investment results following from inflation or an increase in productivity.

The Accumulation Unit value for a Subaccount on any day is equal to (a) divided by (b), where (a) is the net asset value of the underlying Fund shares of the Subaccount less the mortality and expense risk charge and any deduction for provision for federal income taxes and (b) is the number of Accumulation Units of that Subaccount at the beginning of that day.

The value of a Contract on any Valuation Date during the Accumulation Period can be determined by subtracting (b) from (a), where (a) is determined by multiplying the total number of Accumulation Units of each Subaccount within Variflex credited to the Contract by the applicable Accumulation Unit value of each such Subaccount, and (b) is any pro rata administration charge. During the Accumulation Period, all cash dividends and other cash distributions made to each Subaccount will be reinvested in additional shares of the corresponding Series of SBL Fund.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS --

DETERMINATION OF AMOUNT OF FIRST ANNUITY PAYMENT. For Annuities under options 1 through 4, 9 and 10, the Contracts specify tables indicating the dollar amount of the first monthly payment under each optional form of Annuity for each $1,000 applied. The total first monthly annuity payment is determined by multiplying the value of your Contract (expressed in thousands of dollars) by the amount of the first monthly payment per $1,000 of value, in accordance with the tables specified in your Contract. The value of your Contract for the purpose of establishing the first periodic payment under options 1, 2, 3, 4 or similar life contingent payment options mutually agreed upon is equal to the number of Accumulation Units applied to the option times the Accumulation Unit value as of the close of the Annuity Commencement Date (or for Contracts issued prior to January 4, 1999, as of the end of the second day preceding the Annuity Commencement Date). For Annuities under these options, any pro rata administration charge is assessed prior to the first annuity payment under such option. For Annuities under options 5 through 8 or other mutually agreed upon non-life contingent payment option, the value of your Contract for the purpose of the first and subsequent periodic payments is based on the Accumulation Unit value as of the end of the day the annuity payment is made.

AMOUNT OF THE SECOND AND SUBSEQUENT ANNUITY PAYMENTS. For Variable Annuities under options 1 through 4, 9 and 10, the amount of the first monthly annuity payment determined as described above is divided by the applicable value of an Annuity Unit (see below) as of the close of the Annuity Commencement Date to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, unless Annuity Units are transferred among Subaccounts. The dollar amount of the annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the day the payment is due.

ANNUITY UNIT. The value of an Annuity Unit originally was set at $1.00. The value of an Annuity Unit for any subsequent day is determined by multiplying the value for the immediately preceding day by the product of (a) the Net Investment Factor for the day for which the value is being calculated and (b) .9999057540, the interest neutralization factor (the factor required to neutralize the assumed interest rate of 3 1/2% built into the annuity rates specified in the Contract). The Net Investment Factor of any Subaccount is determined by subtracting 0.00003307502, the mortality and expense risk charge, from the ratio of (a) to (b) where (a) is the value of a share of the underlying Series of SBL Fund at the end of the day plus the value of any dividends or other distributions attributable to such share during a day and minus any applicable income tax liabilities as determined by Security Benefit, and (b) is the value of a share of the underlying Series of SBL Fund at the end of the previous day.

ILLUSTRATION -- The Annuity Unit and the Annuity payment may be illustrated by the following hypothetical example: Assume an Annuitant at the Annuity Commencement Date has credited to his or her Contract 4,000 Accumulation Units and that the value of an Accumulation Unit was $5.13, producing a total value for the Contract of $20,520. Any premium taxes due would reduce the total value of the Contract that could be applied towards the Annuity; however, in this illustration it is assumed no premium taxes are applicable. Assume also the Annuitant elects an option for which the annuity table specified in the Contract indicates the first monthly payment is $6.40 per $1,000 of value applied; the resulting first monthly payment would be 20.520 multiplied by $6.40 or $131.33.

Assume the Annuity Unit value for the day on which the first payment was due was $1.0589108749. When this is divided into the first monthly payment the number of Annuity Units represented by that payment is 124.0236578101. The value of the same number of Annuity Units will be paid in each subsequent month.

Assume further the value of a Subaccount share was $5.15 at the end of the day preceding the date of the second annuity payment, that it was $5.17 at the end of the due date of the second Annuity payment and that there was no cash income during such second day. The Net Investment Factor for that second day was
1.0038504201  ($5.17  divided by $5.15  minus  .00003307502).  Multiplying  this factor by 0.9999057540 to neutralize the assumed interest rate (the 3 1/2% per annum built into the number of Annuity Units as determined above) produces a result of 1.0037558112. The Annuity Unit value for the valuation period is therefore 1.0639727137 which is 1.0037558112 x $1.0599915854 (the value at the beginning of the day).

The current monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value or 124.0236578101 times $1.0639727137 which produces a current monthly payment of $131.96.

VARIATIONS IN CHARGES -- The contingent deferred sales charges or other charges or deductions may be reduced or waived for sales of Variflex Contracts where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial purchase payment, the amounts of projected purchase payments, or that the Contract is sold in connection with a group or sponsored arrangement. Security Benefit will only reduce or waive such charges where expenses associated with the sale of the Contract or the costs associated with administering and maintaining the Contract are reduced.

Directors, officers and bona fide full-time employees of Security Management Company, LLC, Security Benefit Life Insurance Company, Security Benefit Group, Inc., SBL Fund, or Security Distributors, Inc.; the spouses, grandparents, parents, children, grandchildren and siblings of such directors, officers and employees and their spouses; any trust, pension, profit-sharing or other benefit plan established by any of the foregoing corporations for persons described above; and salespersons (and their spouses and minor children) who are licensed with Security Benefit to sell variable annuities are permitted to purchase contracts with substantial reduction of the contingent deferred sales charges or other administrative charges or deductions. Contracts so purchased are for investment purposes only and may not be resold except to Security Benefit. No sales commission will be paid on such contracts.

TERMINATION OF CONTRACT -- Security Benefit reserves the right to terminate any Group Unallocated Contract under the following circumstances: (1) the Contract Value is less than $10,000 after the end of the first Contract Year, or $20,000 after the end of the third Contract Year; (2) the Qualified Plan pursuant to which the Contract is issued is terminated for any reason or becomes disqualified under Section 401 or 403 of the Internal Revenue Code; or (3) for any reason after the eighth Contract Year. For Contracts issued on or after January 4, 1999, Security Benefit also reserves the right to terminate a Contract if Account Value is less then $2,000 at any time after the first Contract Year and prior to the Annuity Commencement Date. For Contracts issued prior to January 4, 1999, Security Benefit may terminate a Contract if the following conditions exist during the Accumulation Period: (1) no purchase payments have been received by Security Benefit for the Contract for two full years; (2) the combined value of the Contract in the Separate and Fixed Accounts is less than $2,000; and (3) the value of the Contract which is allocated to the Fixed Account, projected to the maturity date, would produce installments of less than $20 per month using contractual guarantees. Termination of a Contract may have adverse tax consequences. (See the Prospectus at "Full and Partial Withdrawals," page 20, "Distribution Requirements," page 23, and "Federal Tax Matters," page 31.)

GROUP CONTRACTS -- In the case of Group Allocated Contract, a master group contract is issued to the employer or other organization, or to the trustee, who is the Contractowner. The master group contract covers all Participants. Where funds are allocated to a Participant Account, each participant receives a certificate which summarizes the provisions of the master group contract and evidences participation in the Plan established by the organization. A Group Unallocated Contract is a contract between the Contractowner and the insurance company and individual accounts are not established for Participants.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Variflex Separate Account may appear in advertisements, sales literature or reports to Contractowners or prospective purchasers. Performance information in advertisements or sales literature may be expressed as yield and effective yield of the Money Market Subaccount, and yield, average annual total return and total return of all Subaccounts except the Money Market Subaccount. Current yield for the Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes and income other than investment income) over a particular seven-day period, less a hypothetical charge reflecting deductions from Contractowner accounts during the period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of 1%. "Effective yield" for the Money Market Subaccount assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = ((Base Period Return + 1)^365/7) - 1


For the seven-day period ended December 31, 1999, the yield of the Money Market Subaccount was 4.24% and the effective yield of the Money Market Subaccount was 4.33%.


Quotations of yield for the Subaccounts, other than the Money Market Subaccount, will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b + 1)^6 - 1]
                                       ---
                                       cd

where    a =   net  investment income earned  during the period by the Series of the Fund attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c = the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

         d = the maximum offering price per Accumulation Unit on the last day of the period.


For the 30-day period ended December 31, 1999, the yield for the Diversified Income Subaccount was 6.0%.


Quotations of average annual total return for any Subaccount of the Separate Account will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Subaccount over certain periods that will include periods of 1, 5 and 10 years (up to the life of the Subaccount), calculated pursuant to the following formula:

                                 P(1 + T)^n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Such total return figures reflect the deduction of the applicable contingent deferred sales charge and other recurring Variflex fees and charges on an annual basis, including charges for mortality and expense risk and the annual administration charge, although other quotations may be simultaneously given that do not assume a surrender and do not take into account deduction of a contingent deferred sales charge or the annual administration charge.


For the 1-, 5- and 10-year periods ended December 31, 1999, the average annual total return for the Subaccounts was the following:



------------------------------------------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL RETURN                  AVERAGE ANNUAL RETURN (WITHOUT
                                                    (WITH CONTINGENT DEFERRED SALES               CONTINGENT DEFERRED SALES
                                                   CHARGE AND ADMINISTRATION CHARGE)          CHARGE AND ADMINISTRATION CHARGE)
                                                 ---------------------------------------    ----------------------------------------
                                                    1 YEAR      5 YEARS      10 YEARS          1 YEAR      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Equity Subaccount.............................      (4.16)%      20.25%       12.55%            6.84%       22.49%       14.76%
Large Cap Value Subaccount....................     (10.19)%      12.40%        8.66%            0.62%       14.94%       10.88%
Global Subaccount.............................      40.80%       16.25%        6.71%           51.79%       19.21%       10.03%
Diversified Income Subaccount.................     (15.29)%       1.51%        2.83%           (4.93)%       4.86%        5.31%
Enhanced Index Subaccount.....................       1.41%(8)     ---          ---             11.40%(8)     ---          ---
International Subaccount......................      19.01%(8)     ---          ---             29.00%(8)     ---          ---
Mid Cap Growth Subaccount.....................      48.90%       22.28%       18.86%(1)        59.90%       24.91%       21.00%(1)
Global Strategic Income Subaccount............     (10.83)%       2.85%(2)     ---             (0.08)%       6.23%(2)     ---
Global Total Return Subaccount................       1.63%        7.23%(2)     ---             12.63%       10.46%(2)     ---
Managed Asset Allocation Subaccount...........      (2.58)%      10.11%(2)     ---              8.43%       13.17%(2)     ---
Equity Income Subaccount......................      (9.00)%      12.59%(2)     ---              1.91%       15.28%(2)     ---
High Yield Subaccount.........................     (10.69)%(7)    ---          ---              0.08%        6.60%(3)     ---
Social Awareness Subaccount...................       4.80%       19.55%       12.97%(4)        15.80%       21.98%       15.23%(4)
Mid Cap Value  Subaccount.....................       6.47%(7)     ---          ---             17.47%       23.65%(5)     ---
Small Cap Growth Subaccount...................      74.00%(7)     ---          ---             85.00%       35.20%(6)     ---
Select 25 Subaccount..........................      12.71%(8)     ---          ---             22.70%(8)     ---          ---
------------------------------------------------------------------------------------------------------------------------------------

1.  From October 1, 1992 (Subaccount date of inception) to December 31, 1999.
2.  From June 1, 1995 (Subaccount date of inception) to December 31, 1999.
3.  From August 5, 1996 (underlying Series date of inception) to December 31, 1999.
4.  From May 1, 1991 (Subaccount date of inception) to December 31, 1999.
5.  From May 1, 1997 (underlying Series date of inception) to December 31, 1999.
6.  From October 15, 1997 (underlying Series date of inception) to December 31, 1999.
7.  From January 4, 1999 (Subaccount date of inception) to December 31, 1999.
8.  From May 3, 1999 (Subaccount date of inception) to December 31, 1999.

------------------------------------------------------------------------------------------------------------------------------------


Quotations of total return for any Subaccount of the Separate Account will be based on a hypothetical investment in an Account over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the separate account (on an annual basis) except the administration charge and the applicable contingent deferred sales charge.


For the fiscal years ended 1999 through 1990, the total return for each Series was the following:

------------------------------------------------------------------------------------------------------------------------------------
                                      1999       1998      1997     1996      1995      1994    1993      1992      1991     1990
------------------------------------------------------------------------------------------------------------------------------------
Equity Series.......................   6.84%    23.92%    27.16%    21.22%   35.11%    (2.82)%  12.35%    9.83%    34.45%   (10.90)%
Large Cap Value Series..............    .62%     6.25%    24.99%    16.80%   28.52%    (4.14)%   8.30%    4.99%    36.16%    (5.60)%
Global Series.......................  51.79%    18.68%     5.17%    15.99%    9.55%     1.51%   30.06%   (3.78)%    3.01%(1)  ---
Diversified Income Series...........  (4.93)%    6.70%     8.71%    (1.90)%  17.17%    (8.04)%  11.28%    6.16%    15.57%     5.40%
Enhanced Index Series...............  11.40%(8)
International Series................  29.00%(8)
Mid Cap Growth Series...............  59.90%    16.57%    18.52%    16.62%   18.02%    (6.23)%  12.30%   24.40%(2)  ---       ---
Global Strategic Income Series......   (.08)%    5.60%     4.17%    12.25%    6.90%(3)  ---      ---      ---       ---       ---
Global Total Return Series..........  12.63%    11.28%     4.83%    12.88%    6.40%(3)  ---      ---      ---       ---       ---
Managed Asset Allocation Series.....   8.43%    17.06%    17.02%    11.35%    6.60%(3)  ---      ---      ---       ---       ---
Equity Income Series................   1.91%     7.66%    26.92%    18.59%   16.20%(3)  ---      ---      ---       ---       ---
High Yield Series...................    .08%     4.63%    11.88%     6.10%(4) ---       ---      ---      ---       ---       ---
Social Awareness Series.............  15.80%    29.84%    21.17%    17.41%   26.25%    (4.96)%  10.55%   15.00%     4.70(5)   ---
Mid Cap Value Series................  17.47%    15.21%    29.29%(6)  ---      ---       ---      ---      ---       ---       ---
Small Cap Growth Series.............  85.00 %   10.15%    (4.40)%(7) ---      ---       ---      ---      ---       ---       ---
Select 25 Series....................  22.70%(8)
------------------------------------------------------------------------------------------------------------------------------------

1.  On May 1, 1991 the Global Series changed its investment  objective from high current income to long-term  capital growth through investment in common stocks and equivalents of companies  domiciled in foreign countries and the United States.  The performance information set forth above reflects performance after the change in investment objective.
2.  From October 1, 1992 to December 31, 1992.
3.  From June 1, 1995 to December 31, 1995.
4.  From August 5, 1996 to December 31, 1996.
5.  From May 1, 1991 to December 31, 1991.
6.  From May 1, 1997 to December 31, 1997.
7.  From October 15, 1997 to December 31, 1997.
8.  From May 3, 1999 to December 31, 1999.

------------------------------------------------------------------------------------------------------------------------------------


Although Variflex Contracts were not available for purchase until June 8, 1984, the underlying investment vehicle of Variflex, the SBL Fund, has been in existence since May 26, 1977. Performance information for Variflex may also include quotations of average annual total return and total return for periods, beginning prior to the availability of the Contract, that incorporate the performance of the SBL Fund. Any quotation of performance that pre-dates the date of inception of the Variflex Separate Account (or a Subaccount thereof as applicable) will be accompanied by average annual total return reflecting the deduction of the applicable contingent deferred sales charge and other Variflex fees and charges since the date of inception of the Subaccount.

Performance information for a Series may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare a Subaccount's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by The Variable Annuity Research and Data Service ("VARDS"), an independent service which monitors and ranks the performance of variable annuity issuers by investment objectives on an industry-wide basis or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Variable Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. Such investment company rating services include the following:
Lipper Analytical Services; VARDS; Morningstar, Inc.; Investment Company Data; Schabacker Investment Management; Wiesenberger Investment Companies Service; Computer Directions Advisory (CDA); and Johnson's Charts.

Performance information for any Subaccount reflects only the performance of a hypothetical investment in the Subaccount during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the series of the Fund in which the Subaccount of the Separate Account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

SECTION 401 -- The applicable annual limits on purchase payments for a Contract used in connection with a retirement plan that is qualified under Section 401 of the Internal Revenue Code depend upon the type of plan. Total purchase payments on behalf of a participant to all defined contribution plans maintained by an employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $30,000, or (b) 25% of the participant's annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the participants will receive under the plan formula. The maximum annual benefit any individual may receive under an employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for an individual who participates in a defined contribution plan and a defined benefit plan maintained by the same employer. Rollover contributions are not subject to the annual limitations described above.

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g), 403(b)(2), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's salary reduction contributions to a 403(b) annuity to $10,500 a year. The $10,500 limit will be reduced by salary reduction contributions to other types of retirement plans. An employee with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the $10,500 limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.


Section 403(b)(2) provides an overall limit on employer and employee salary reduction contributions that may be made to a 403(b) annuity. Section 403(b)(2) generally provides that the maximum amount of contributions an employee may exclude from his or her gross income in any taxable year is equal to the excess, if any, of:

      (i) the amount determined by multiplying 20% of the employee's includable compensation by the number of his or her years of service with the employer, over

     (ii) the total amount contributed to retirement plans sponsored by the employer, that were excludable from his gross income in prior years.

Section 415(c) also provides an overall limit on the amount of employer and employee salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (i) $30,000, or (ii) 25% of the employee's annual compensation.

SECTION 408 -- Premiums (other than rollover contributions) paid under a Contract used in connection with an individual retirement annuity (IRA) that is described in Section 408 of the Internal Revenue Code are subject to the limits on contributions to IRA's under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of $2,000 per year or the
Owner's annual  compensation.  Spousal IRAs allow an Owner and his or her spouse to contribute up to $2,000 to their respective IRAs so long as a joint tax return is filed and joint income is $4,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of $2,000 or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $2,000 or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to an IRA depends on the gross income of the Owner and his or her spouse for the year and whether either participate in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 15% of the compensation of the participant in the Plan, or (b) $30,000. Salary reduction contributions, if any, are subject to additional annual limits.

SECTION 457 -- Contributions on behalf of an employee to a Section 457 plan generally are limited to the lesser of (i) $8,000 or (ii) 33 1/3% of the employee's includable compensation. The $8,000 limit is indexed for inflation (in $500 increments) for tax years beginning after December 31, 1996; thus the dollar limit is adjusted only when the sum of the inflation adjustments equals or exceeds $500. If the employee participates in more than one Section 457 plan, the $8,000 limit applies to contributions to all such programs. The $8,000 limit is reduced by the amount of any salary reduction contribution the employee makes to a 403(b) annuity, an IRA or a retirement plan qualified under Section 401. The Section 457 limit may be increased during the last three years ending before the employee reaches his or her normal retirement age. In each of these last three years, the plan may permit a "catch-up" amount in addition to the regular amount to be deferred. The maximum combined amount which may be deferred in each of these three years is $15,000 reduced by any amount excluded from the employee's income for the taxable year as a contribution to another plan.

ASSIGNMENT

Variflex Contracts may be assigned by the Contractowner except when issued to plans or trusts qualified under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code or the plans of self-employed individuals (either under the HR-10 Act or later acts).

DISTRIBUTION OF THE CONTRACTS


Security Distributors, Inc. ("SDI") is Principal Underwriter of the Contract. SDI is registered as a broker/dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The offering of the Contracts is continuous.

Subject to arrangements with Security Benefit, the Contract is sold by independent broker/dealers who are members of the NASD and who become licensed to sell variable annuities for SBL, and by certain financial institutions. SDI acts as principal underwriter on behalf of Security Benefit for the distribution of the Contract. SDI is not compensated under its Distribution Agreement with Security Benefit.

The compensation payable by SDI under these arrangements may vary, but is not expected to exceed in the aggregate 6% of purchase payments.


SAFEKEEPING OF VARIFLEX ACCOUNT ASSETS


All assets of Variflex are held in the custody and safekeeping of Security Benefit. Additional protection for such assets is offered by Security Benefit's blanket fidelity bond presently covering all officers and employees for a total of $8,000,000 per loss.


STATE REGULATION

As a life insurance company organized under the laws of Kansas, Security Benefit (including Variflex) is subject to regulation by the Commissioner of Insurance of the State of Kansas. An annual statement is filed with the Kansas Commissioner of Insurance on or before March 1 each year covering the operations of Security Benefit for the prior year and its financial condition on December 31 of that year. Security Benefit is subject to a complete examination of its operations, including an examination of the liabilities and reserves of Security Benefit and Variflex, by the Kansas Commissioner of Insurance whenever such examination is deemed necessary by the Commissioner. Such regulation and examination does not, however, involve any supervision of the investment policies applicable to Variflex.

In addition, Security Benefit is subject to insurance laws and regulations of the other jurisdictions in which it is or may become licensed to operate.
Generally, the insurance department of any such other jurisdiction applies the laws of the state of domicile in determining permissible investments.

EXPERTS


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999 and the financial statements of Variflex at December 31, 1999, and for each of the two years in the period ended December 31, 1999, included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of the Separate Account at December 31, 1999, and for each of the two years in the period ended December 31, 1999, are set forth herein, starting on page 9.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                    Variflex
                              Financial Statements
                     Years ended December 31, 1999 and 1998


                                    CONTENTS

                                                                            PAGE

Report of Independent Auditors...........................................    10

Audited Financial Statements
     Balance Sheets......................................................    11
     Statements of Operations and Changes in Net Assets..................    14
     Notes to Financial Statements.......................................    17

                         Report of Independent Auditors


The Contract Owners of Variflex and
The Board of Directors of Security Benefit Life Insurance Company

We have audited the accompanying individual and combined balance sheets of Variflex (comprised of the individual series indicated therein) as of December 31, 1999, and the related statements of operations and changes in net assets for each of the two years in the periods then ended, except for those individual series operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of Security Benefit Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the individual series of Variflex at December 31, 1999, and the individual and combined results of their operations and changes in their net assets for the periods described above in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

Kansas City, Missouri
February 4, 2000

                                    Variflex
                                 Balance Sheets
                                December 31, 1999
            (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

ASSETS

Investments:

  SBL Fund:

    Series A (Growth Series) - 31,820,560 shares at net
      asset value of $35.51 per share (cost, $988,561).............   $1,129,956

    Series B (Growth-Income Series) - 38,778,697 shares at
      net asset value of $24.39 per share (cost, $1,177,906).......      945,806

    Series C (Money Market Series) - 8,861,295 shares at
      net asset value of $12.04 per share (cost, $110,222).........      106,688

    Series D (Worldwide Equity Series) - 48,948,631 shares
      at net asset value of $9.08 per share (cost, $325,632).......      444,452

    Series E (High Grade Income Series) - 9,578,275 shares
      at net asset value of $10.55 per share (cost, $113,333)......      101,050

    Series J (Mid Cap Series) - 11,793,196 shares at net
      asset value of $30.15 per share (cost, $249,562).............      355,560

    Series K (Global Strategic Income Series) - 711,052 shares
      at net asset value of $9.61 per share (cost, $7,028).........        6,832

    Series M (Global Total Return Series) - 2,253,017 shares
      at net asset value of $13.09 per share (cost, $28,124).......       29,493

    Series N (Managed Asset Allocation Series) - 3,171,026 shares
      at net asset value of $16.94 per share (cost, $48,973).......       53,716

    Series O (Equity Income Series) - 7,655,204 shares at
      net asset value of $17.27 per share (cost, $135,986).........      132,200

    Series S (Social Awareness Series) - 5,933,285 shares at
      net asset value of $31.71 per share (cost, $153,288).........      188,139

    Series P (High Yield Series) - 148,179 shares at net
      asset value of $15.51 per share (cost, $2,480)...............        2,298

    Series V (Value Series) - 808,536 shares at net
      asset value of $16.73 per share (cost, $13,141)..............       13,526

    Series X (Small Cap Series) - 1,317,327 shares at net
      asset value of $19.40 per share (cost, $20,425)..............       25,556

    Series H (Enhanced Index Series) - 712,547 shares at
      net asset value of $11.15 per share (cost, 7,338)............        7,944

    Series I (International Series) - 122,055 shares at
      net asset value of $13.00 per share (cost, $ 1,266)..........        1,587

    Series Y (Select 25 Series) - 1,530,122 shares at net
      asset value of $12.37 per share (cost, $16,814)..............       18,928

Mortality guarantee receivable.....................................            4
                                                                       ---------

Combined assets....................................................   $3,563,735
                                                                       =========

                                           NUMBER        UNIT
NET ASSETS                                OF UNITS       VALUE       AMOUNT
                                          --------       -----       ------
Net assets are represented
  by (NOTE 3):

VARIFLEX

  Growth Series:
    Accumulation units................   14,612,496     $77.05     $1,125,837
    Annuity reserves..................       53,186      77.05          4,098     $1,129,935
                                                                    ---------

  Growth-Income Series:
    Accumulation units................   15,143,945      62.23        942,377
    Annuity reserves..................       54,145      62.23          3,369        945,746
                                                                    ---------

  Money Market Series:
    Accumulation units................    5,169,895      20.41        105,527
    Annuity reserves..................       56,292      20.41          1,149        106,676
                                                                    ---------

  Worldwide Equity Series:
    Accumulation units................   16,126,805      27.49        443,386
    Annuity reserves..................       39,092      27.49          1,075        444,461
                                                                    ---------

  High Grade Income Series:
    Accumulation units................    4,189,725      23.92        100,237
    Annuity reserves..................       33,944      23.92            812        101,049
                                                                    ---------

  Mid Cap Series:
    Accumulation units................    8,901,648      39.82        354,476
    Annuity reserves..................       27,348      39.82          1,089        355,565
                                                                    ---------

  Global Strategic Income Series:
    Accumulation units................      517,883      13.19          6,832
    Annuity reserves..................            5      13.19            ---          6,832
                                                                    ---------

  Global Total Return Series:
    Accumulation units................    1,865,142      15.78         29,432
    Annuity reserves..................        3,863      15.78             61         29,493
                                                                    ---------

  Managed Asset Allocation Series:
    Accumulation units................    3,031,613      17.63         53,439
    Annuity reserves..................       14,996      17.63            264         53,703
                                                                    ---------

  Equity Income Series:
    Accumulation units................    6,871,867      19.18        131,831
    Annuity reserves..................       18,393      19.18            353        132,184
                                                                    ---------

  Social Awareness Series:
    Accumulation units................    5,486,456      34.16        187,427
    Annuity reserves..................       19,740      34.16            674        188,101
                                                                    ---------

  High Yield Series:
    Accumulation units................      184,920      12.43                         2,298

  Value Series:
    Accumulation units................      766,899      17.62                        13,512

  Small Cap Series:
    Accumulation units................    1,312,167      19.48                        25,556

  Enhanced Index Series:
    Accumulation units................      713,124      11.14                         7,944

  International Series:
    Accumulation units................      123,049      12.89                         1,587

  Select 25 Series:
    Accumulation units................    1,545,208      12.24                        18,921

VARIFLEX ES

  Growth Series:
    Accumulation units................        1,322     $23.89                            36

  Growth-Income Series:
    Accumulation units................        1,599      19.10                            32

  Worldwide Equity Series:
    Accumulation units................           42      18.75                             1

  High Grade Income Series:
    Accumulation units................           87      11.34                             1

  Managed Asset Allocation Series:
    Accumulation units................          761      15.98                            13

  Equity Income Series:
    Accumulation units................          920      17.54                            16

  Social Awareness Series:
    Accumulation units................        1,940      24.40                            52

  Value Series:
    Accumulation units................          812      14.92                            14

  Select 25 Series:
    Accumulation units................          571      11.74                             7
                                                                                   ---------
Combined net assets...................                                            $3,563,735
                                                                                   =========

SEE ACCOMPANYING NOTES.

                                    Variflex
               Statements of Operations and Changes in Net Assets
                          Year ended December 31, 1999
                                 (IN THOUSANDS)


                                                                                HIGH                  GLOBAL     GLOBAL    MANAGED
                                            GROWTH-      MONEY      WORLDWIDE   GRADE                STRATEGIC   TOTAL      ASSET
                               GROWTH       INCOME       MARKET      EQUITY     INCOME     MID CAP    INCOME     RETURN   ALLOCATION
VARIFLEX                       SERIES       SERIES       SERIES      SERIES     SERIES     SERIES     SERIES     SERIES    SERIES
                             -------------------------------------------------------------------------------------------------------
Dividend distributions....   $    8,303   $   22,341   $   9,795    $    ---   $ 13,388   $    ---    $   ---   $   997    $  1,826
Expenses (NOTE 2):
  Mortality and
    expense risk fee......      (13,104)     (12,707)     (1,401)     (3,972)    (1,375)    (2,973)       (88)     (353)       (625)
  Administrative fee......         (564)      (1,146)       (111)        (46)      (231)       (32)       (22)      (18)        (40)
                             -------------------------------------------------------------------------------------------------------
Net investment
  income (loss)...........       (5,365)       8,488       8,283      (4,018)    11,782     (3,005)      (110)      626       1,161

Capital gains
  distributions...........       35,404      380,799         ---      43,845        ---     39,846         49     2,206         ---
Realized gain (loss)
  on investments..........      103,927      (64,116)       (146)     11,691     (2,603)    15,124       (461)      498       3,535
Unrealized appreciation
  (depreciation) on
  investments.............      (63,995)    (317,071)     (4,363)    100,111    (15,263)    77,937        472        99        (652)
                             -------------------------------------------------------------------------------------------------------
Net realized and
  unrealized gain
  (loss) on investments...       75,336         (388)     (4,509)    155,647    (17,866)   132,907         60     2,803       2,883
                             -------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations.........       69,971        8,100       3,774     151,629     (6,084)   129,902        (50)    3,429       4,044
Net assets at
  beginning of year.......    1,060,662    1,078,658      86,834     300,829    120,032    224,096      7,638    29,917      44,175
Variable annuity deposits
  (NOTES 2 AND 3).........      335,083      138,151     279,342      77,466     34,749     89,025      2,320     4,246      20,797
Terminations and
  withdrawals
  (NOTES 2 AND 3).........     (333,817)    (278,392)   (262,639)    (85,205)   (47,375)   (85,914)    (3,071)   (8,095)    (15,143)
Annuity payments
  (NOTES 2 AND 3).........       (1,954)        (740)       (626)       (268)      (266)    (1,549)        (5)       (4)       (170)
Net mortality
  guarantee transfer......          (10)         (31)         (9)         10         (7)         5        ---       ---         ---
                             -------------------------------------------------------------------------------------------------------
Net assets at end of year.   $1,129,935   $  945,746   $ 106,676    $444,461   $101,049   $355,565    $ 6,832   $29,493    $ 53,703
                             =======================================================================================================


                              EQUITY     SOCIAL                                     ENHANCED
                              INCOME    AWARENESS  HIGH YIELD   VALUE    SMALL CAP    INDEX   INTERNATIONAL  SELECT 25    VARIFLEX
VARIFLEX (CONTINUED)          SERIES     SERIES      SERIES     SERIES    SERIES     SERIES*     SERIES*      SERIES*      TOTAL
                             -------------------------------------------------------------------------------------------------------
Dividend distributions....   $  4,300   $    858    $  178     $    41   $     3     $   27      $  ---       $   ---   $    62,057
Expenses (NOTE 2):
  Mortality and expense
    risk fee..............     (1,652)    (1,940)      (10)        (44)      (49)       (28)         (6)          (57)      (40,384)
   Administrative fee.....       (151)       (46)       (2)         (4)       (1)        (9)        ---            (6)       (2,429)
                             -------------------------------------------------------------------------------------------------------
Net investment income
  (loss)..................      2,497     (1,128)      166          (7)      (47)       (10)         (6)          (63)       19,244
Capital gains
  distributions...........      6,968      5,735        13         323       619         25         ---           ---       515,832
Realized gain (loss)
  on investments..........      6,480     16,550        (8)        (52)      704         33          13           209        91,378
Unrealized appreciation
  (depreciation) on
  investments.............    (14,030)     2,803      (182)        385     5,131        606         321         2,114      (225,577)
                             -------------------------------------------------------------------------------------------------------
Net realized and
  unrealized gain
  (loss) on investments...       (582)    25,088      (177)        656     6,454        664         334         2,323       381,633
                             -------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations.........      1,915     23,960       (11)        649     6,407        654         328         2,260       400,877
Net assets at
  beginning of year.......    128,372    124,218       ---         ---       ---        ---         ---           ---     3,205,431
Variable annuity deposits
   (NOTES 2 AND 3)........     41,958     76,909     3,092      14,864    21,458      7,971       1,382        17,870     1,166,683
Terminations and
  withdrawals
  (NOTES 2 AND 3).........    (40,006)   (36,955)     (783)     (2,001)   (2,309)      (681)       (123)       (1,209)   (1,203,718)
Annuity payments
  (NOTES 2 AND 3).........        (52)       (36)      ---         ---       ---        ---         ---           ---        (5,670)
Net mortality guarantee
  guarantee transfer......         (3)         5       ---         ---       ---        ---         ---           ---           (40)
                             -------------------------------------------------------------------------------------------------------
Net assets at end of year.   $132,184   $188,101    $2,298     $13,512   $25,556     $7,944      $1,587       $18,921   $ 3,563,563
                             =======================================================================================================

*For the period May 3, 1999 (inception date) through December 31,1999.

SEE ACCOMPANYING NOTES.

                                    Variflex
         Statements of Operations and Changes in Net Assets (continued)
                 Year ended December 31, 1999 (except as noted)
                                 (IN THOUSANDS)


                                                                                                             MANAGED ASSET    EQUITY
                                                GROWTH    GROWTH-INCOME      WORLDWIDE        HIGH GRADE      ALLOCATION      INCOME
VARIFLEX ES                                     SERIES        SERIES       EQUITY SERIES    INCOME SERIES       SERIES        SERIES
                                                ------------------------------------------------------------------------------------
Dividend distributions.......................   $---          $---             $---             $---             $---         $---
Expenses (NOTE 2):
  Mortality and expense risk fee.............    ---           ---              ---              ---              ---          ---
  Administrative fee.........................    ---           ---              ---              ---              ---          ---
                                                ------------------------------------------------------------------------------------
Net investment income (loss).................    ---           ---              ---              ---              ---          ---

Capital gains distributions..................    ---           ---              ---              ---              ---          ---
Realized gain (loss) on investments..........    ---           ---              ---              ---              ---          ---
Unrealized appreciation
  (depreciation) on investments..............      2            (2)             ---              ---              ---           (2)
                                                ------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments.................      2            (2)             ---              ---              ---           (2)
                                                ------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations...........      2            (2)             ---              ---              ---           (2)
Net assets at beginning of year..............    ---           ---              ---              ---              ---          ---
Variable annuity deposits (NOTES 2 AND 3)....     37            35                1                1               15           22
Terminations and withdrawals (NOTES 2 AND 3).     (3)           (1)             ---              ---               (2)          (4)
Annuity payments (NOTES 2 AND 3).............    ---           ---              ---              ---              ---          ---
Net mortality guarantee transfer.............    ---           ---              ---              ---              ---          ---
                                                ------------------------------------------------------------------------------------
Net assets at end of year....................   $ 36          $ 32             $  1             $  1             $ 13         $ 16
                                                ====================================================================================


                                                     SOCIAL            VALUE          SELECT 25         VARIFLEX ES
VARIFLEX ES (CONTINUED)                         AWARENESS SERIES       SERIES          SERIES*             TOTAL          COMBINED
                                                ------------------------------------------------------------------------------------
Dividend distributions.......................         $---              $---            $---               $---         $    62,057
Expenses (NOTE 2):
  Mortality and expense risk fee.............          ---               ---             ---                ---             (40,384)
  Administrative fee.........................          ---               ---             ---                ---              (2,429)
                                                ------------------------------------------------------------------------------------
Net investment income (loss).................          ---               ---             ---                ---              19,244

Capital gains distributions..................          ---               ---             ---                ---             515,832
Realized gain (loss) on investments..........          ---               ---             ---                ---              91,378
Unrealized appreciation
  (depreciation) on investments..............            3               ---             ---                  1            (225,576)
                                                ------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments.................            3               ---             ---                  1             381,634
                                                ------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations...........            3               ---             ---                  1             400,878
Net assets at beginning of year..............          ---               ---             ---                ---           3,205,431
Variable annuity deposits (NOTES 2 AND 3)....           49                14               9                183           1,166,866
Terminations and withdrawals (NOTES 2 AND 3).          ---               ---              (2)               (12)         (1,203,730)
Annuity payments (NOTES 2 AND 3).............          ---               ---             ---                ---              (5,670)
Net mortality guarantee transfer.............          ---               ---             ---                ---                 (40)
                                                ------------------------------------------------------------------------------------
Net assets at end of year....................         $ 52              $ 14            $  7               $172         $ 3,563,735
                                                ====================================================================================

*For the period May 3, 1999 (inception date) through December 31, 1999.

SEE ACCOMPANYING NOTES.

                                    Variflex
               Statements of Operations and Changes in Net Assets
                          Year ended December 31, 1998
                                 (IN THOUSANDS)


                                                                 GROWTH-         MONEY        WORLDWIDE     HIGH GRADE
                                                 GROWTH          INCOME          MARKET        EQUITY         INCOME        MID CAP
                                                 SERIES          SERIES          SERIES        SERIES         SERIES        SERIES
                                               -------------------------------------------------------------------------------------
Dividend distributions......................   $    4,720      $   18,521      $   4,372      $  3,672      $  7,002       $  1,189
Expenses (NOTE 2):
  Mortality and expense risk fee............      (10,942)        (13,400)        (1,198)       (3,345)       (1,389)        (2,359)
  Administrative fee........................         (447)         (1,321)          (122)          (48)         (245)           (20)
                                               -------------------------------------------------------------------------------------
Net investment income (loss)................       (6,669)          3,800          3,052           279         5,368         (1,190)

Capital gains distributions.................       60,247         117,649            ---        21,009             1         19,867
Realized gain (loss) on investments.........       94,021          77,787           (206)       14,535          (978)        11,657
Unrealized appreciation
  (depreciation) on investments.............       53,960        (134,976)           845        11,453         2,512          3,171
                                               -------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments................      208,228          60,460            639        46,997         1,535         34,695
                                               -------------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations.................      201,559          64,260          3,691        47,276         6,903         33,505
Net assets at beginning of year.............      814,195       1,093,948         67,920       252,695       117,810        187,774
Variable annuity deposits (NOTES 2 AND 3)...      282,099         169,655        254,348        96,362        77,634         69,168
Terminations and withdrawals (NOTES 2 AND 3)     (235,347)       (248,805)      (237,571)      (95,281)      (81,192)       (65,788)
Annuity payments (NOTES 2 AND 3)............       (1,852)           (419)        (1,547)         (223)       (1,124)          (563)
Net mortality guarantee transfer............            8              19             (7)          ---             1            ---
                                               -------------------------------------------------------------------------------------
Net assets at end of year...................   $1,060,662      $1,078,658      $  86,834      $300,829      $120,032       $224,096
                                               =====================================================================================


                                                GLOBAL        GLOBAL       MANAGED
                                               STRATEGIC      TOTAL         ASSET          EQUITY        SOCIAL
                                                INCOME        RETURN      ALLOCATION       INCOME      AWARENESS
                                                SERIES        SERIES        SERIES         SERIES        SERIES         COMBINED
                                               ----------------------------------------------------------------------------------
Dividend distributions......................   $   730       $   624       $   407       $  1,512      $    218      $    42,967
Expenses (NOTE 2):
  Mortality and expense risk fee............      (100)         (363)         (364)        (1,401)       (1,138)         (35,999)
  Administrative fee........................       (24)          (20)          (22)          (138)          (41)          (2,448)
                                               ----------------------------------------------------------------------------------
Net investment income (loss)................       606           241            21            (27)         (961)           4,520

Capital gains distributions.................       134         1,558           254          3,658         2,392          226,769
Realized gain (loss) on investments.........      (273)        1,071         1,615          8,677         8,159          216,065
Unrealized appreciation
  (depreciation) on investments.............       (74)          261         3,274         (4,469)       16,195          (47,848)
                                               ----------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments................      (213)        2,890         5,143          7,866        26,746          394,986
                                               ----------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations.................       393         3,131         5,164          7,839        25,785          399,506
Net assets at beginning of year.............     7,991        29,765        21,161         94,439        78,416        2,766,114
Variable annuity deposits (NOTES 2 AND 3)...     3,744         6,604        23,468         55,344        35,747        1,074,173
Terminations and withdrawals (NOTES 2 AND 3)    (2,830)       (9,504)       (5,597)       (29,182)      (15,692)      (1,026,789)
Annuity payments (NOTES 2 AND 3)............    (1,660)          (79)          (19)           (70)          (38)          (7,594)
Net mortality guarantee transfer............       ---           ---            (2)             2           ---               21
                                               ----------------------------------------------------------------------------------
Net assets at end of year...................   $ 7,638       $29,917       $44,175       $128,372      $124,218      $ 3,205,431
                                               ==================================================================================

SEE ACCOMPANYING NOTES.

                                    Variflex
                          Notes to Financial Statements
                           December 31, 1999 and 1998


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- Variflex (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited may be invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series - emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stocks and equivalents), Series E (High Grade Income Series - emphasis on current income with security of principal), Series J (Mid Cap Series - emphasis on capital appreciation), Series K (Global Strategic Income Series - emphasis on high current income with secondary emphasis on capital appreciation), Series M (Global Total Return Series - emphasis on high total return consisting of capital appreciation and current income), Series N (Managed Asset Allocation Series - emphasis on high level of total return), Series O (Equity Income Series - emphasis on substantial dividend income and capital appreciation), Series S (Social Awareness Series - emphasis on capital appreciation), Series P (High Yield Series - emphasis on high current income with secondary emphasis on capital appreciation through investment in higher yielding, higher risk debt securities), Series V (Value Series - emphasis on long-term growth of capital), Series X (Small Cap Series - emphasis on long-term growth of capital), Series H (Enhanced Index Series - emphasis on capital appreciation consistent with performance of the Standard & Poor's 500 Composite Index), Series I (International Series - emphasis on long-term capital appreciation from investment in foreign equity securities) and Series Y (Select 25 Series - emphasis on long-term capital appreciation from a concentration of 20 to 30 common stocks). During 1999, the former Emerging Growth Series, Global Aggressive Bond Series and Specialized Asset Allocation Series were renamed Mid Cap Series, Global Strategic Income Series and Global Total Return Series, respectively.

    The Account receives deposits from two types of investment contracts, Variflex and Variflex ES.

    Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC
    (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL.

    SMC has engaged T. Rowe Price Associates, Inc. to provide sub-advisory services for the Managed Asset Allocation Series and the Equity Income Series; Strong Capital Management, Inc. to provide sub-advisory services for the Small Cap Series; Oppenheimer Funds, Inc. to provide sub-advisory services for the Worldwide Equity Series; and Banker's Trust Company to provide sub-advisory services for the Enhanced Index Series and the International Series. Meridian Investment Management Corporation (Meridian) served as sub-advisor for the Global Strategic Income Series and the Global Total Return Series until May 15, 1999, when Meridian was replaced by Wellington Management.

    INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine realized gains and losses. Security transactions are accounted for on the trade date.

    The cost of investments purchased and proceeds from investments sold for the years ended December 31 were as follows:

                                               1999                       1998
                                      ----------------------     ----------------------
                                       COST OF     PROCEEDS       COST OF     PROCEEDS
                                      PURCHASES   FROM SALES     PURCHASES   FROM SALES
                                      ----------------------     ----------------------
                                                       (IN THOUSANDS)
    Growth Series..................   $401,454     $372,081      $363,460     $264,990
    Growth-Income Series...........    556,246      307,908       318,360      276,473
    Money Market Series............    199,746       75,383       268,091      249,812
    Worldwide Equity Series........    125,940       94,119       124,902      102,757
    High Grade Income Series.......     52,141       53,253        86,856       86,174
    Mid Cap Series.................    135,516       97,113        94,457       72,964
    Global Strategic Income Series.      2,530        3,347         4,906        4,912
    Global Total Return Series.....      7,979        9,000         9,268       10,447
    Managed Asset Allocation Series     24,193       17,535        24,619        6,494
    Equity Income Series...........     55,397       44,015        63,108       33,384
    Social Awareness Series........     85,811       41,242        39,811       18,373
    High Yield Series..............      3,410          922           ---          ---
    Value Series...................     15,442        2,249           ---          ---
    Small Cap Series...............     22,509        2,788           ---          ---
    Enhanced Index Series..........      8,181          876           ---          ---
    International Series...........      1,455          202           ---          ---
    Select 25 Series...............     18,547        1,942           ---          ---

    ANNUITY RESERVES -- Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves and any resulting adjustment is either charged or credited to SBL and not to the Account.

    REINVESTMENT OF DIVIDENDS -- Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

    FEDERAL INCOME TAXES -- The operations of the Account are a part of the operations of SBL. Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    SBL deducts an administrative fee of $30 per year for each Variflex contract and $15 per year for each Variflex ES contract, except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.2% of the net asset value of each Variflex contract and 1.0% of the net asset value of each Variflex ES contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

    When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS

                                                                                        UNITS
                                                                                  -----------------
                                                                                     YEAR ENDED
                                                                                     DECEMBER 31
                                                                                    1999      1998
                                                                                  -----------------
                                                                                   (IN THOUSANDS)
    VARIFLEX

    Growth Series:
       Variable annuity deposits...............................................    3,598      4,411
       Terminations, withdrawals, annuity payments and expense charges.........    3,643      3,692

    Growth-Income Series:
       Variable annuity deposits...............................................    1,111      2,809
       Terminations, withdrawals, annuity payments and expense charges.........    3,351      4,163

    Money Market Series:
       Variable annuity deposits...............................................   10,211     13,168
       Terminations, withdrawals, annuity payments and expense charges.........    9,389     12,343

    Worldwide Equity Series:
       Variable annuity deposits...............................................    2,823      5,811
       Terminations, withdrawals, annuity payments and expense charges.........    3,270      5,755

    High Grade Income Series:
       Variable annuity deposits...............................................      950      3,175
       Terminations, withdrawals, annuity payments and expense charges.........    1,498      3,401

    Mid Cap Series:
       Variable annuity deposits...............................................    2,285      3,201
       Terminations, withdrawals, annuity payments and expense charges.........    2,355      2,989

    Global Strategic Income Series:
       Variable annuity deposits...............................................      134        300
       Terminations, withdrawals, annuity payments and expense charges.........      195        361

    Global Total Return Series:
       Variable annuity deposits...............................................      188        502
       Terminations, withdrawals, annuity payments and expense charges.........      454        731

    Managed Asset Allocation Series:
       Variable annuity deposits...............................................    1,114      1,574
       Terminations, withdrawals, annuity payments and expense charges.........      785        379

    Equity Income Series:
       Variable annuity deposits...............................................    1,643      3,055
       Terminations, withdrawals, annuity payments and expense charges.........    1,569      1,640

    Social Awareness Series:
       Variable annuity deposits...............................................    2,233      1,397
       Terminations, withdrawals, annuity payments and expense charges.........      937        638

    High Yield Series:
       Variable annuity deposits...............................................      248        ---
       Terminations, withdrawals, annuity payments and expense charges.........       63        ---

    Value Series:
       Variable annuity deposits...............................................      886        ---
       Terminations, withdrawals, annuity payments and expense charges.........      120        ---

    Small Cap Series:
       Variable annuity deposits...............................................    1,474        ---
       Terminations, withdrawals, annuity payments and expense charges.........      162        ---

    Enhanced Index Series:
       Variable annuity deposits...............................................      781        ---
       Terminations, withdrawals, annuity payments and expense charges.........       68        ---

    International Series:
       Variable annuity deposits...............................................      135        ---
       Terminations, withdrawals, annuity payments and expense charges.........       12        ---

    Select 25 Series:
       Variable annuity deposits...............................................    1,652        ---
       Terminations, withdrawals, annuity payments and expense charges.........      107        ---

    VARIFLEX ES

    Growth Series:
       Variable annuity deposits...............................................        1        ---
       Terminations, withdrawals, annuity payments and expense charges.........      ---        ---

    Growth-Income Series:
       Variable annuity deposits...............................................        2        ---
       Terminations, withdrawals, annuity payments and expense charges.........      ---        ---

    Worldwide Equity Series:
       Variable annuity deposits...............................................      ---        ---

    High Grade Income Series:
       Variable annuity deposits...............................................      ---        ---

    Managed Asset Allocation Series:
       Variable annuity deposits...............................................        1        ---
       Terminations, withdrawals, annuity payments and expense charges.........      ---        ---

    Equity Income Series:
       Variable annuity deposits...............................................        1        ---
       Terminations, withdrawals, annuity payments and expense charges.........      ---        ---

    Social Awareness Series:
       Variable annuity deposits...............................................        2        ---

    Value Series:
       Variable annuity deposits...............................................        1        ---

    Select 25 Series:
       Variable annuity deposits...............................................        1        ---
       Terminations, withdrawals, annuity payments and expense charges.........      ---        ---

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          a. Financial Statements

             The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999 are incorporated herein by reference to the financial statements filed with SBL Variable Annuity Account VIII (Variflex Extra Credit) Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 14 under the Investment Company Act of 1940 to Registration Statement No. 333-93947 (filed March 29,
             2000).

             Financial statements for the Variflex Separate Account are included in Part B of this Registration statement.

          b. Exhibits

              (1) Resolution of the Board of Directors of Security  Benefit Life
                  Insurance Company authorizing establishment of the Separate Account(b)
              (2) Not Applicable
              (3) (a) Service Facilities Agreement(b)
                  (b) SBL Variable Products Broker/Dealer Sales Agreement(d)
                  (c) SBL Variable Products  Schedule of Commissions  Variflex -
                      Variable Annuity(d)
                  (d) SBL Variable Products Schedule of Asset-Based Commissions
                  (e) Marketing Organization Agreement
              (4) (a) Individual Contract (Form V6023 1-98)(b)
                  (b) Individual Contract-Unisex (Form V6023 1-98U)(b)
                  (c) Group Allocated Contract (Form GV6023 1-98)(b)
                  (d) Group Allocated Contract-Unisex (Form GV6023 1-98U)(b)
                  (e) Group Certificate (Form GVC6023 1-98)(b)
                  (f) Group Certificate-Unisex (Form GVC6023 1-98U)(b)
                  (g) Group Unallocated Contract (Form GV6317 2-88)(a)
                  (h) Loan Endorsement (Form V6047 L-3 1-97)(a)
                  (i) Group Loan Provision Certificate (Form GV6821 L-4 1-97)(a)
                  (j) Individual  Stepped-Up  Benefit  Endorsement  (Form  V6050
                      3-96)(a)
                  (k) Group Stepped-Up Benefit Endorsement (Form V6050A 3-96)(a)
                  (l) Group Stepped-Up Benefit Certificate (Form V6050C 3-96)(a)
                  (m) Individual Withdrawal Charge Waiver (Form V6051 3-96)(a)
                  (n) Group Withdrawal Charge Waiver (Form GV6051 3-96)(a)
                  (o) Group Withdrawal  Charge Waiver  Certificate (Form GV6051C
                      3-96)(a)
                  (p) Group  and  Individual  IRA   Endorsement   (Form  4453C-5
                      R9-96)(a)
                  (q) SIMPLE IRA Endorsement (Form 4453C-5S 2-97)(a)
                  (r) TSA Endorsement (Form 6832A R9-96)(a)
                  (s) 457 Endorsement (Form V6054 2-98)(c)
                  (t) 403(a) Endorsement (Form V6057 10-98) (d)
                  (u) Roth IRA Endorsement (Form V6851 10-97)(c)
              (5) (a) Group and Individual Application (Form V7567 1-98)
                  (b) Group Enrollment (Form GV7581 1-98)
              (6) (a) Composite of Articles of Incorporation of SBL(b)
                  (b) Bylaws of SBL(b)
              (7) Not Applicable
              (8) Not Applicable
              (9) Opinion of Counsel
             (10) Consent of Independent Auditors
             (11) Not Applicable
             (12) Not Applicable
             (13) Schedules of Computation of Performance
             (14) Powers  of  Attorney  of Howard R.  Fricke,  Kris A.  Robbins,
                  Sister Loretto Marie Colwell, John C. Dicus, Steven J. Douglass, William W. Hanna, John E. Hayes, Jr., Robert C. Wheeler, and Frank C. Sabatini

(a) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 17 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed April 30, 1997).

(b) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed August 17. 1998).

(c) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 18 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed April 30, 1998).

(d) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed April 29, 1999).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          NAME AND PRINCIPAL
          BUSINESS ADDRESS                POSITIONS AND OFFICES WITH DEPOSITOR

          Howard R. Fricke*               Chairman of the Board, Chief Executive
                                          Officer and Director

          Kris A. Robbins*                President, Chief Operating Officer and
                                          Director

          Sister Loretto Marie Colwell    Director
          1700 SW 7th Street
          Topeka, Kansas 66606

          John C. Dicus                   Director
          700 Kansas Avenue
          Topeka, Kansas 66603

          Steven J. Douglass              Director
          3231 E. 6th Street
          Topeka, Kansas 66607

          William W. Hanna                Director
          P.O. Box 2256
          Wichita, Kansas 67201

          John E. Hayes, Jr.              Director
          200 Gulf Blvd.
          Belleair, FL 33786

          Frank C. Sabatini               Director
          120 SW 6th Street
          Topeka, Kansas 66603

          Robert C. Wheeler               Director
          P.O. Box 148
          Topeka, Kansas 66601

          Donald J. Schepker*             Senior Vice President, Chief Financial
                                          Officer and Treasurer

          Roger K. Viola*                 Senior Vice President, General Counsel
                                          and Secretary

          Malcolm E. Robinson*            Senior Vice President and Assistant
                                          the Chairman and CEO

          Richard K Ryan*                 Senior Vice President

          John D. Cleland*                Senior Vice President

          Terry A. Milberger*             Senior Vice President

          Venette K. Davis*               Senior Vice President

          J. Craig Anderson*              Senior Vice President

          Gregory J. Garvin*              Senior Vice President

          James R. Schmank*               Senior Vice President

          Kalman Bakk, Jr.*               Senior Vice President

          Amy J. Lee*                     Associate General Counsel, Vicet
                                          President and Assistant Secretary

          Tom Swank*                      Senior Vice President and Chief
                                          Investment Officer

          *Located at 700 SW Harrison Street, Topeka, Kansas 66636.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

          The Depositor, Security Benefit Life Insurance Company ("SBL"), is controlled by Security Benefit Corp. through the ownership of 700,000 of SBL's 700,010 issued and outstanding shares of common stock. One share each of SBL's issued and outstanding common stock is owned by each director of SBL, in accordance with the requirements of Kansas law. Security Benefit Corp., is wholly-owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 1999, no one person holds more than approximately 0.0004% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

          The following chart indicates the persons controlled by or under common control with Variflex or SBL:

                                                                   PERCENT OF
                                              JURISDICTION OF  VOTING SECURITIES
                       NAME                    INCORPORATION     OWNED BY SBMHC
                       ----                    -------------     --------------
                                                                  (DIRECTLY OR
                                                                   INDIRECTLY)

          Security Benefit Mutual Holding          Kansas             ---
          Company (Holding Company)

          Security Benefit Corp.                   Kansas             100%
          (Holding Company)

          Security Benefit Life Insurance          Kansas             100%
          Company (Stock Life Insurance Company)

          Security Benefit Group, Inc.             Kansas             100%
          (Holding Company)

          Security Management Company, LLC         Kansas             100%
          (Mutual Funds Management Company)

          Security Distributors, Inc.              Kansas             100%
          (Broker/Dealer, Principal
          Underwriter of Mutual Funds)

          First Advantage Insurance Agency, Inc.   Kansas             100%
          (Insurance Agency)

          Security Benefit Academy, Inc.           Kansas             100%
          (Daycare Company)

          Security Financial Resources, Inc.       Kansas             100%
          (Financial Services)

          First Security Benefit Life Insurance   New York            100%
          and Annuity Company of New York

          SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV, X and XI, SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII (Variflex Extra Credit), SBL Variable Annuity Account VIII (Variflex LS), SBL Variable Annuity Account VIII (Variflex Signature), T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

          Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. As of December 31, 1999, the approximate percentage of ownership by the separate accounts for each company is as follows:

                       Security Ultra Fund ...........   42.0%
                       Security Growth and Income Fund   40.0%
                       SBL Fund ......................    100%
                       Advisor's Fund ................    100%

ITEM 27.  NUMBER OF CONTRACTOWNERS

          As of April 1, 2000, there were 100,129 owners of Variflex Qualified Contracts and 16,262 owners of Variflex Non-Qualified Contracts.

ITEM 28.  INDEMNIFICATION

          The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

          The Articles of Incorporation include the following provision:

                (a) No  director  of the  Corporation  shall  be  liable  to the
             Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, PROVIDED that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                (b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

          Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

          (a) Security Distributors, Inc. ("SDI"), a subsidiary of SBL, acts as distributor of the Variflex contracts. SDI receives no compensation for its distribution function in excess of the commissions it pays to selling broker/dealers. SDI performs similar functions for SBL Variable Annuity Accounts I, III, IV, X and XI, SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII (Variflex Extra Credit), SBL Variable Annuity Account VIII (Variflex LS), SBL Variable Annuity Account VIII (Variflex Signature), and Parkstone Variable Annuity Separate Account. SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of SBL, acts as investment adviser: Security Equity Fund, Security Income Fund, Security Growth and Income Fund, Security Municipal Bond Fund, Security Ultra Fund, and SBL Fund.

          (b)
              NAME AND PRINCIPAL                    POSITION AND OFFICES
              BUSINESS ADDRESS*                     WITH UNDERWRITER

              Gregory J. Garvin                     President
              John D. Cleland                       Vice President and Director
              Richard K. Ryan                       Director
              James R. Schmank                      Director
              Mark E. Young                         Director
              Amy J. Lee                            Secretary
              Brenda M. Harwood                     Treasurer and Director

              *700 SW Harrison, Topeka, Kansas 66636-0001

          (c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--700 SW Harrison, Topeka, Kansas 66636-0001.

ITEM 31.  MANAGEMENT SERVICES

          All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS

          (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

          (b) Registrant undertakes that it will include as part of the Variflex contract application a space that an applicant can check to request a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

          (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

          (e) SBL, sponsor of the unit investment trust, Variflex, hereby represents that it is relying upon American Counsel of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH)P. 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1) - (4) of such no-action letter which are incorporated herein by reference.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 24th day of April, 2000.

SIGNATURES AND TITLES

Howard R. Fricke                SECURITY BENEFIT LIFE INSURANCE COMPANY
Director, Chairman of the       (The Depositor)
Board and Chief Executive
Officer
                                By:  ROGER K. VIOLA
                                     -------------------------------------------
Kris A. Robbins                      Roger K. Viola, Senior Vice President,
Director, President and              General Counsel and Secretary as Attorney-
Chief Operating Officer              In-Fact for the Officers and Directors
                                     Whose Names Appear Opposite

Sister Loretto Marie Colwell
Director                        VARIFLEX (The Registrant)


William W. Hanna                By:  SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                             (The Depositor)


John C. Dicus                   By:  HOWARD R. FRICKE
Director                             -------------------------------------------
                                     Howard R. Fricke, Chairman of the Board and
                                     Chief Executive Officer
Steven J. Douglass
Director
                                By:  DONALD J. SCHEPKER
                                     -------------------------------------------
John E. Hayes, Jr.                   Donald J. Schepker, Senior Vice President,
Director                             Chief Financial Officer and Treasurer


Frank C. Sabatini               (ATTEST): ROGER K. VIOLA
Director                                  --------------------------------------
                                          Roger K. Viola, Senior Vice President,
                                          General Counsel and Secretary
Robert C. Wheeler
Director
                                Date: April 24, 2000

                                  EXHIBIT INDEX

 (1) None
 (2) None
 (3) (a) None
     (b) None
     (c) None
     (d) SBL Variable Products Schedule of Asset-Based Commissions
     (e) Marketing Organization Agreement
 (4) (a) None
     (b) None
     (c) None
     (d) None
     (e) None
     (f) None
     (g) None
     (h) None
     (i) None
     (j) None
     (k) None
     (l) None
     (m) None
     (n) None
     (o) None
     (p) None
     (q) None
     (r) None
     (s) None
     (t) None
     (u) None
 (5) (a) Group and Individual Application (Form V7567 1-98)
     (b) Group Enrollment (Form GV7581 1-98)
 (6) (a) None
     (b) None
 (7) None
 (8) None
 (9) Opinion of Counsel
(10) Consent of Independent Auditors
(11) None
(12) None
(13) Schedules of Computation of Performance
(14) Powers of Attorney